================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                    REGISTRATION STATEMENT (NO.2-47371) UNDER
                           THE SECURITIES ACT OF 1933

                          PRE-EFFECTIVE AMENDMENT NO.


                         POST-EFFECTIVE AMENDMENT NO. 64


                                       AND

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940


                                AMENDMENT NO. 65



                     VANGUARD FIXED INCOME SECURITIES FUNDS
         (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                      P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482


               IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE ON
              MAY 27, 2003, PURSUANT TO PARAGRAPH (A) OF RULE 485.


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


                      VANGUARD(R) HIGH-YIELD CORPORATE FUND
              Investor Shares & Admiral(TM) Shares . May 27, 2003


    This prospectus
contains financial data
 for the Fund through
 the fiscal year ended
   January 31, 2003.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                           THE VANGUARD GROUP(R)

VANGUARD HIGH-YIELD CORPORATE FUND
Investor Shares and Admiral Shares
Prospectus

May 27, 2003

A Bond Mutual Fund

================================================================================
CONTENTS
--------------------------------------------------------------------------------
  X FUND PROFILE
  X ADDITIONAL INFORMATION
  X MORE ON THE FUND
  X THE FUND AND VANGUARD
 XX INVESTMENT ADVISER
 XX DIVIDENDS, CAPITAL GAINS, AND TAXES
 XX SHARE PRICE
 XX FINANCIAL HIGHLIGHTS
 XX INVESTING WITH VANGUARD
    xx Buying Shares
    xx Converting Shares
    xx Redeeming Shares
    xx Exchanging Shares
    xx Other Rules You Should Know
    xx Fund and Account Updates
    xx Contacting Vanguard

 GLOSSARY (inside back cover)
================================================================================

================================================================================
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk(R) explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.

--------------------------------------------------------------------------------
================================================================================

SHARE CLASS OVERVIEW

The Fund offers two separate classes of shares: Investor Shares and Admiral Shares. Please note that Admiral Shares are NOT available to:

-    SIMPLE IRAs and 403(b)(7) custodial accounts;

- Other retirement plan accounts receiving special administrative services from Vanguard; or

- Accounts maintained by financial intermediaries, except in limited circumstances.

The Fund's separate share classes have different expenses; as a result, their investment performances will differ.
--------------------------------------------------------------------------------

FUND PROFILE

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income.

PRIMARY INVESTMENT STRATEGIES

The Fund invests mainly in a diversified group of low-quality, high-risk corporate bonds, commonly referred to as "junk bonds." The Fund invests at least 80% of its assets in corporate bonds that are rated below Baa by Moody's Investors Service, Inc., or below BBB by Standard & Poor's. Not more than 20% of the Fund's assets may be invested in any of the following, taken as a whole: bonds that are rated less than B or that are unrated; convertible securities; and preferred stocks. For more information, see "Security Selection" under MORE ON THE FUND.


PRIMARY RISKS

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

- Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner. Credit risk should be high for the Fund, because it invests mainly in low- quality bonds.

- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate.

- Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests mainly in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with a similar investment objective.


     BECAUSE OF THE SPECULATIVE NATURE OF JUNK BONDS, YOU SHOULD CAREFULLY CONSIDER THE RISKS ASSOCIATED WITH THIS FUND BEFORE YOU PURCHASE SHARES.

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown.

      ----------------------------------------------------
             ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
--------------------------------------------------------------------------------
The year-to-date return as of the most recent calendar quarter, which ended Month dd, yyyy, was x.xx%. If applicable shareholder fees were reflected, returns would be less than those shown.
--------------------------------------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was x.xx% (quarter ended month dd, yyyy), and the lowest return for a quarter was -x.xx% (quarter ended month dd, yyyy).

     The table shows how the average annual total returns of the share classes presented (including operating expenses and any applicable shareholder fees) compare with those of a relevant market index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should note that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for Admiral Shares will differ.

     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.

     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.

     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.


                          AVERAGE ANNUAL TOTAL RETURNS
                                              PERIODS ENDED DECEMBER 31, 2002
                                           1 YEAR       5 YEARS        10 YEARS
--------------------------------------------------------------------------------
VANGUARD HIGH-YIELD CORPORATE FUND
 INVESTOR SHARES
 Return Before Taxes                        xx.xx%        xx.xx%        xx.xx%
 Return After Taxes on Distributions        xx.xx         xx.xx         xx.xx
 Return After Taxes on Distributions        xx.xx         xx.xx         xx.xx
  and Sale of Fund Shares
--------------------------------------------------------------------------------
VANGUARD HIGH-YIELD CORPORATE FUND
 ADMIRAL SHARES*
 Return Before Taxes                        xx.xx%           --            --
--------------------------------------------------------------------------------
LEHMAN BROTHERS HIGH-YIELD BOND INDEX
 (reflects no deduction for fees,           xx.xx%        xx.xx%        xx.xx%
 expenses, or taxes)
--------------------------------------------------------------------------------
*Average annual total return from November 12, 2001--the inception date of the
 Admiral Shares -- was x.xx%.
-------------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended January 31, 2003.


                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None           None
Sales Charge (Load) Imposed on Reinvested Dividends:      None           None
Redemption Fee:*                                          1%**             1%**

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.xx%          0.xx%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.xx%          0.xx%
 TOTAL ANNUAL FUND OPERATING EXPENSEE                    0.XX%          0.XX%

 *A $5 fee applies to wire redemptions under $5,000.
**The 1% fee applies to shares redeemed within one year of purchase by selling, by exchanging to another fund, or by application of the low-balance account closure policy. The fee is withheld from redemption proceeds and retained by the Fund. Shares held for one year or more are not subject to the 1% fee.

     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


                   1 YEAR   3 YEARS   5 YEARS    10 YEARS
---------------------------------------------------------
Investor Shares       $xx      $xxx      $xxx      $xxx
Admiral Shares         xx       xxx       xxx       xxx
---------------------------------------------------------


     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

4

================================================================================
                                PLAIN TALK ABOUT
                                  FUND EXPENSES

All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard High-Yield Corporate Fund's expense ratios in fiscal year 2002 were as follows: for Investor Shares, 0.xx%, or $x.x0 per $1,000 of average net assets; for Admiral Shares, 0.xx%, or $x.x0 per $1,000 of average net assets. The average high-yield bond mutual fund had expenses in 2002 of x.xx%, or $xx.x0 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.

================================================================================

================================================================================
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.

================================================================================

================================================================================
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS           CONVERSION FEATURES
Dividends are declared daily and       Investor Shares--May be converted to
distributed on the first business     Admiral Shares if you meet certain
day of each month; capital gains, if  account balance and tenure requirements.
any, are distributed annually in       Admiral Shares--Will be converted to
December.                             Investor Shares if you are no longer
                                      eligible for Admiral Shares
INVESTMENT ADVISER
Wellington Management Company, LLP,   NEWSPAPER ABBREVIATION
Boston, Mass., since inception        Investor Shares--HYCor
                                      Admiral Shares--HYCorAdml
INCEPTION DATE
Investor Shares--December 27, 1978    VANGUARD FUND NUMBER
Admiral Shares--November 12, 2001     Investor Shares--29
                                      Admiral Shares--529
NET ASSETS (ALL SHARE CLASSES) AS OF
JANUARY 31, 2003                      CUSIP NUMBER
XX.00                                 Investor Shares--922031208
                                      Admiral Shares--922031760
SUITABLE FOR IRAS
Yes (both classes of shares)          TICKER SYMBOL
                                      Investor Shares--VWEHX
MINIMUM INITIAL INVESTMENT            Admiral Shares--VWEAX
 Investor Shares--$3,000; $1,000 for
IRAs and custodial accounts for
minors
 Admiral Shares--$250,000
================================================================================

MORE ON THE FUND
This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this FLAG symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

     The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Note that the Fund's investment objective is not fundamental and may be changed without a shareholder vote.


MARKET EXPOSURE
The Fund invests mainly in a diversified group of high-yielding, low-quality corporate bonds, commonly known as "junk bonds." As a result, the Fund is subject to certain risks.

================================================================================
                                PLAIN TALK ABOUT
                                HIGH-YIELD BONDS

High-yield bonds, or "junk bonds," are bonds issued by companies or other entities whose ability to pay interest and principal on their debts in a timely manner is considered questionable. Such bonds are rated "below investment-grade" by independent rating agencies. Because they are riskier than investment-grade bonds, high-yield bonds typically must pay more interest to attract investors. Some high-yield bonds are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Some high-yield bonds were once rated as investment-grade but have been downgraded to junk-bond status because of financial difficulties experienced by their issuers. Conversely, an issuer's improving financial condition may result in an upgrading of its junk bonds to
investment-grade                                                         status.
================================================================================

FLAG
BECAUSE OF ITS INVESTMENT IN JUNK BONDS, THE FUND IS SUBJECT TO SUBSTANTIAL CREDIT RISK, WHICH IS THE CHANCE THAT A BOND ISSUER WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

================================================================================
                                PLAIN TALK ABOUT
                            BONDS AND INTEREST RATES

As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds of comparable quality and maturity are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--you would probably have to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.
================================================================================

6

     For more information about credit risk, see "Security Selection," below.

     The Fund is also subject to other risks generally associated with bonds.


FLAG
THE FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE CHANCE THAT BOND PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS BECAUSE OF RISING INTEREST RATES. INTEREST RATE RISK SHOULD BE LOW FOR SHORT-TERM BOND FUNDS, MODERATE FOR INTERMEDIATE-TERM BOND FUNDS, AND HIGH FOR LONG-TERM BOND FUNDS.


     Changes in interest rates can affect bond income as well as bond prices.


FLAG
THE FUND IS  SUBJECT  TO  INCOME  RISK,  WHICH  IS THE  CHANCE  THAT THE  FUND'S
DIVIDENDS  (INCOME) WILL DECLINE  BECAUSE OF FALLING  INTEREST  RATES.  A FUND'S
DIVIDENDS DECLINE WHEN INTEREST RATES FALL, BECAUSE ONCE RATES FALL, THE FUND MUST INVEST IN LOWER-YIELDING BONDS. INCOME RISK IS GENERALLY GREATEST FOR SHORT-TERM BOND FUNDS AND LEAST FOR LONG-TERM BOND FUNDS.


     Although bonds are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly because of rising interest rates. For instance, prices of long-term bonds fell by almost 48% between December 1976 and September 1981.

     To illustrate the relationship between bond prices and interest rates, the following table shows the effect of a 1% and a 2% change (both up and down) in interest rates on three bonds of different maturities, each with a face value of $1,000.


                      HOW INTEREST RATE CHANGES AFFECT THE
                          VALUE OF A $1,000 BOND*
------------------------------------------------------------------------------
                              AFTER A 1%  AFTER A 1%  AFTER A 2%   AFTER A 2%
TYPE OF BOND (MATURITY)        INCREASE    DECREASE    INCREASE     DECREASE
------------------------------------------------------------------------------
Short-Term (2.5 years)           $978       $1,023       $956        $1,046
Intermediate-Term (10 years)      932        1,074        870         1,156
Long-Term (20 years)              901        1,116        816         1,251
------------------------------------------------------------------------------

     These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or the Fund in particular.


================================================================================
                                PLAIN TALK ABOUT
                                 BOND MATURITIES

A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than 1 year (short-term) to more than 30 years (long-term). Typically, the longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take a greater risk of price fluctuations to get higher interest income; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.
================================================================================

The Funds may also enter into mortgage-dollar-roll transactions in which a Fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a pre-determined price. These transactions simulate an investment in mortgage-backed securities with the potential to enhance returns and reduce administrative burdens when compared with holding mortgage-backed securities directly. These transactions may increase a Fund's portfolio turnover rate. Mortgage dollar rolls will be used only if consistent with a Fund's investment objective and risk profile.


SECURITY SELECTION
Wellington Management Company, LLP (Wellington Management), adviser to the Fund, seeks to minimize the substantial investment risk posed by junk bonds, primarily through its use of solid credit research and broad diversification among issuers.


FLAG
THE FUND IS SUBJECT TO MANAGER RISK, WHICH IS THE CHANCE THAT THE ADVISER WILL DO A POOR JOB OF SELECTING SECURITIES.


     At least 80% of the Fund's assets will be invested in corporate bonds that are rated below Baa by Moody's Investors Service, Inc., or below BBB by Standard & Poor's. For purposes of the Fund's 80% policy, assets refers to net assets plus borrowings for investment purposes. (No more than 20% of the Fund's assets may be invested in any of the following, taken as a whole: bonds that are rated less than B or that are unrated; convertible securities; and preferred stocks.) The Fund may invest up to 20% of its assets in government securities and/or bonds rated Baa or above by Moody's or BBB or above by Standard & Poor's, which are commonly referred to as investment-grade securities.

     The Fund will not invest in bonds that, at the time of initial investment, are rated less than Caa by Moody's or CCC by Standard & Poor's. If unrated, a bond must be, in the adviser's opinion, at least equivalent to those ratings. However, the Fund may continue to hold bonds that have been downgraded, even if they would no longer be eligible for purchase by the Fund.

     In the past, the Fund has not invested in non-income-producing high-yield bonds, such as zero coupon bonds (which pay interest only at maturity) or payment-in-kind bonds (which pay interest in the form of additional securities). Although it has no present plans to do so, the Fund may invest up to 5% of its assets in such bonds in the future.

================================================================================
                                PLAIN TALK ABOUT
                                 CREDIT QUALITY

A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the principal. Credit quality is evaluated by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's) or through independent analysis conducted by a fund's adviser. The lower the rating, the greater the chance--in the rating agency's or adviser's opinion--that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Investment-grade bonds are those rated in one of the four highest ratings categories. A fund may treat an unrated bond as investment-grade if warranted by the adviser's analysis.

================================================================================

8

     BONDS RATED LESS THAN BAA BY MOODY'S OR BBB BY STANDARD & POOR'S, SUCH AS THOSE HELD BY THE FUND, ARE CLASSIFIED AS NON-INVESTMENT-GRADE. THESE BONDS CARRY A HIGH DEGREE OF RISK AND ARE CONSIDERED SPECULATIVE BY THE MAJOR RATING AGENCIES.


     Credit quality in the high-yield bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield bond. For these reasons, it is the Fund's policy not to rely primarily on ratings issued by established credit rating agencies, but to utilize these ratings in conjunction with the adviser's own independent and ongoing review of credit quality.


     Wellington Management selects bonds on a company-by-company basis, emphasizing fundamental research and a long-term investment horizon. The analysis focuses on the nature of a company's business, its strategy, and the quality of its management. Based on this analysis, the adviser looks for companies whose prospects are stable or improving, and whose bonds offer an attractive yield. Companies with improving prospects are normally more attractive because they offer better assurance of debt repayment and greater potential for capital appreciation.

     As of January 31, 2003, the Fund's holdings had the following credit quality characteristics:



INVESTMENT                  PERCENTAGE OF FUND'S NET ASSETS
-----------------------------------------------------------
Corporate bonds
A
Baa/BBB
Ba/BB
B
Caa/CC                                   x.x
U.S. Treasury securities
-----------------------------------------------------------


     To minimize credit risk, the Fund normally diversifies its holdings among bonds of at least 100 separate issuers, representing many industries. As of January 31, 2003, the Fund held bonds of XXX corporate issuers. As a result, there should be less chance that the Fund will be hurt by a particular bond issuer's failure to pay either principal or interest.


TEMPORARY INVESTMENT MEASURES

The Fund may temporarily depart from its normal investment policies--for instance, by allocating substantial assets to cash investments--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses, but may otherwise fail to achieve its investment objective.


REDEMPTION FEE

The Fund charges a redemption fee on shares that are redeemed before they have been held for one year. This fee applies when shares are redeemed by exchange to another Vanguard fund or by application of the low-balance account closure policy. Unlike a sales charge or load paid to a broker or fund management company, the redemption fee is paid directly to the Fund to offset the costs of buying and selling securities. The fee ensures that short-term investors pay their share of the Fund's transaction costs and that long-term investors do not subsidize the activities of short-term traders.

9

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:

- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.


- Each Vanguard fund (other than the money market funds) limits the number of times that an investor can exchange into and out of the fund.

-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.

See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

TURNOVER RATE

Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period. Longer-term bonds will mature or be sold--and need to be replaced--less frequently than shorter-term bonds. As a result, longer-term bond funds tend to have lower turnover rates than shorter-term bond funds.


================================================================================
                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of January 31, 2003, the average turnover rate for all high-yield corporate funds was approximately xx%, according to Morningstar, Inc.

================================================================================

THE FUND AND VANGUARD
The Fund is a member of The Vanguard Group, a family of 35 investment companies with more than 100 funds holding assets in excess of $550 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

10

     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

================================================================================
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
================================================================================

INVESTMENT ADVISER

Wellington Management Company, LLP, 75 State Street, Boston, MA 02109, adviser to the Fund, is an investment advisory firm founded in 1928. As of January 31, 2003, Wellington Management managed about $X.XX billion in assets, including all or part of XX Vanguard funds. The firm manages the Fund subject to the supervision and oversight of the trustees and officers of the Fund. Wellington Management's advisory fee is paid quarterly, and is based on certain annual percentage rates applied to the Fund's average month-end assets for each quarter. Please consult the Fund's Statement of Additional Information for a complete explanation of how advisory fees are calculated.

     For the fiscal year ended January 31, 2003, the advisory fee represented an effective annual rate of 0.xx% of the Fund's average net assets.

     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Fund's securities and to seek to obtain the best available price and most favorable execution for all transactions. In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker who, in addition to executing the transaction, will provide brokerage or research services to the adviser. Also, the board of trustees may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates paid to the Fund as well as brokerage or research services provided to the adviser.


================================================================================
                                PLAIN TALK ABOUT
                               THE FUND'S ADVISER

The manager primarily responsible for overseeing the Fund's investments is:

EARL E. MCEVOY, Senior Vice President and Partner of Wellington Management Company, LLP. He has worked in investment management since 1972; has managed portfolio investments for Wellington Management since 1978; and has managed the Fund since 1984. Education: B.A., Dartmouth College; M.B.A., Columbia Business School.
================================================================================

     Under the terms of an SEC exemptive order, the board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement or hire a new investment adviser--either as a replacement for an existing adviser or as an additional adviser. Any significant change in the Fund's advisory arrangements will be communicated to shareholders in writing. In addition, as the Fund's sponsor and overall manager, The Vanguard Group may provide investment advisory services to the Fund, on an at-cost basis, at any time.


DIVIDENDS, CAPITAL GAINS, AND TAXES
FUND DISTRIBUTIONS

The Fund distributes to shareholders virtually all of its net income (interest less expenses) as well as any capital gains realized from the sale of its holdings. The Fund's income dividends accrue daily and are distributed on the first business day of every month; capital gains distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental distributions at some other time during the year. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.


================================================================================
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your portion of a fund's income from interest, as well as gains from the sale of investments. Income consists of interest the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year. You receive the fund's earnings as either a dividend or capital gains distribution.

================================================================================

BASIC TAX POINTS

Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:

- Distributions are taxable to you for federal income tax purposes, whether or not you reinvest these amounts in additional Fund shares.

-    Distributions   declared  in  December--if  paid  to  you  by  the  end  of
     January--are taxable for federal income tax purposes as if received in December.

- Any dividend and short-term capital gains distributions that you receive are taxable to you as ordinary income for federal income tax purposes.

- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.

- Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.

- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes. Depending on your state's rules, however, any dividends attributable to interest

12

     earned on direct obligations of the U.S. government may be exempt from state and local taxes. Vanguard will notify you each year how much, if any, of your dividends may qualify for this exemption.

- Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.

GENERAL INFORMATION
BACKUP  WITHHOLDING.   By  law,  Vanguard  must  withhold  30%  of  any  taxable
distributions or redemptions from your account if you do not:

-    Provide us with your correct taxpayer identification number;

-    Certify that the taxpayer identification number is correct; and

-    Confirm that you are not subject to backup withholding.

Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at www.vanguard.com and review "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.
INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

================================================================================
                                PLAIN TALK ABOUT
                            "BUYING A CAPITAL GAIN"

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a capital gains distribution, because doing so can cost you money in taxes. This is known as "buying a capital gain." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a capital gain," check a fund's distribution schedule before you invest.

================================================================================

SHARE PRICE

The Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests.

     Debt securities held by a Vanguard fund are valued based on information furnished by an independent pricing service or market quotations. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost.

     When pricing-service information or reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with bonds as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities.


     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.


FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Fund's financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by
PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.


================================================================================
                               PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the Fund's Investor Shares as an example. The Investor Shares began fiscal year 2002 with a net asset value (price) of $xx.xx per share. During the year, each Investor Share earned $x.xx per share from investment income (interest and dividends). There was a decline of $x.xx per share in the value of investments held or sold by the Fund, resulting in a net decline of $x.xx per share from investment operations.

Shareholders received $x.xx per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the year was $x.xx, reflecting losses of $x.xx per share and distributions of $x.xx per share. This was a decrease of $x.xx per share (from $xx.xx at the beginning of the year to $xx.xx at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was xx% for the year.

As of January 31, 2003, the Investor Shares had $x.x billion in net assets. For the year, the expense ratio was 0.xx% ($xx.x0 per $1,000 of net assets), and the net investment income amounted to x.xx% of average net assets. The Fund sold and replaced securities valued at xx% of its net assets.
================================================================================

14

HIGH-YIELD CORPORATE FUND INVESTOR SHARES
-------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED JANUARY 31,
                                                  -----------------------------------------------------------------
                                                           2003         2002         2001         2000         1999
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                       $6.29        $6.96        $7.28        $7.90        $8.17
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                    .xxx         .591         .638         .631         .659
 Net Realized and Unrealized Gain (Loss) on Investments  (.xxx)       (.670)       (.320)       (.620)       (.245)
-------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                        (.xxx)       (.079)        .318         .011         .414
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                    (.xxx)       (.591)       (.638)       (.631)       (.659)
 Distributions from Realized Capital Gains                  --           --           --           --        (.025)
-------------------------------------------------------------------------------------------------------------------
 Total Distributions                                     (.xxx)       (.591)       (.638)       (.631)       (.684)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                             $X.XX        $6.29        $6.96        $7.28        $7.90
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN*                                            -X.XX%       -1.10%        4.70%        0.17%        5.34%
-------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)                     $x,xxx       $5,263       $5,882       $5,571       $5,549
 Ratio of Total Expenses to Average Net Assets            0.xx%        0.27%        0.27%        0.28%        0.29%
 Ratio of Net Investment Income to Average Net Assets     x.xx         9.02%        9.07%        8.34%        8.26%
 Turnover Rate                                              xx%          29%          16%          20%          31%
-------------------------------------------------------------------------------------------------------------------

*Total return figures do not reflect the 1% fee that is assessed on redemptions of shares that are held in the Fund for less than one year.


HIGH-YIELD CORPORATE FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                                  YEAR ENDED      NOV. 12, 2001*
                                               JAN. 31, 2003    TO JAN. 31, 2002
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $X.XX               $6.33
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                 .xxx                .123
 Net Realized and Unrealized Gain
 (Loss) on Investments                                (.xxx)              (.040)
--------------------------------------------------------------------------------
 Total from Investment Operations                      .xxx                .083
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 (.xxx)              (.123)
 Distributions from Realized Capital Gains             .xxx                  --
--------------------------------------------------------------------------------
 Total Distributions                                  (.xxx)              (.123)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $X.XX               $6.29
--------------------------------------------------------------------------------

TOTAL RETURN**                                         X.XX%               1.32%
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                $x,xxx              $1,145
 Ratio of Total Expenses to Average Net Assets         x.xx%              0.21%+
 Ratio of Net Investment Income to Average Net Assets  x.xx%              8.81%+
 Turnover Rate                                           xx%                 29%
--------------------------------------------------------------------------------
 *Inception.
**Total returns do no reflect the 1% fee assessed on redemptions of shares held for less than one year.
 +Annualized.

================================================================================
INVESTING WITH VANGUARD

This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, Investing Made Easy, provides information that will help individual investors make the most of their relationship with Vanguard. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions found at the end of this section.

                                  BUYING SHARES
                                CONVERTING SHARES
                                REDEEMING SHARES
                                EXCHANGING SHARES
                           OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                               CONTACTING VANGUARD
================================================================================

BUYING SHARES
ACCOUNT MINIMUMS FOR INVESTOR SHARES

TO OPEN AND MAINTAIN AN ACCOUNT: $3,000 for regular accounts; $1,000 for IRAs and most custodial accounts for minors.
TO ADD TO AN EXISTING ACCOUNT: $100 by mail, exchange, or Fund Express; $1,000 by wire.

     Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.

ACCOUNT MINIMUMS FOR ADMIRAL SHARES

TO OPEN AND MAINTAIN AN ACCOUNT: $250,000 for new investors; $150,000 or $50,000 for existing investors who are eligible to convert Investor Shares into Admiral Shares (see Converting Shares). Institutional clients should contact Vanguard for information on special rules that may apply to them.

TO ADD TO AN EXISTING ACCOUNT: $100 by mail, exchange, or Fund Express; $1,000 by wire.


HOW TO BUY SHARES

ONLINE: You can open certain types of accounts or buy shares in an existing account through our website at www.vanguard.com.
BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group--Fund number. For a list of Fund numbers and addresses, see Contacting Vanguard.

16


BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard(R) fund. See Exchanging Shares and Other Rules You Should Know.
BY WIRE: Call Vanguard to purchase shares by wire. See Contacting Vanguard.
BY FUND EXPRESS(R) (AUTOMATIC OR SPECIAL PURCHASES): You can purchase shares by electronically transferring money from a previously designated bank account. To establish this option, you must complete a special form or the appropriate section of your account registration.


YOUR PURCHASE PRICE

ONLINE, BY CHECK, BY EXCHANGE, OR BY WIRE: You buy shares at a fund's NAV determined as of your TRADE DATE. For all Vanguard funds (other than money market funds), purchases received at Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) receive a trade date of the same day, and purchases received after that time receive a trade date of the first business day following the date of receipt. For money market funds, the trade date depends on the method of payment for the purchase. BY FUND EXPRESS: For all Vanguard funds, Fund Express instructions received at Vanguard before the close of regular trading on the Exchange will result in a purchase that occurs on and receives a trade date of the next business day (two business days later for money market funds).


EARNING DIVIDENDS

You begin earning dividends on the next business day after your trade date. When buying money market fund shares through a federal funds wire, however, you can begin earning dividends immediately by notifying Vanguard before 10:45 a.m. (2 p.m. for Vanguard Prime Money Market Fund), Eastern time, that you intend to make a wire purchase that day.


PURCHASE RULES YOU SHOULD KNOW
^ADMIRAL SHARES. Please note that Admiral Shares are NOT available to:

-    SIMPLE IRAs and 403(b)7 custodial accounts;

- Other retirement plan accounts receiving special administrative services from Vanguard; or

-    Accounts  maintained  by  financial   intermediaries,   except  in  limited
     circumstances.

^CHECK PURCHASES. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. Vanguard does not accept cash, traveler's checks, or money orders. In addition, to protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
^NEW ACCOUNTS. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right to close your account or take such other steps as we deem reasonable.

^LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund, at any time, for any reason.

CONVERTING SHARES
ANY CONVERSION BETWEEN CLASSES OF SHARES OF THE SAME FUND IS A NONTAXABLE EVENT.

PRICING OF SHARE CLASS CONVERSIONS
If you convert from one class of shares to another, the transaction will be based on the respective share prices of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day's share prices. At the time of conversion, the total value of your "old" shares will equal the total value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total value of your "new" shares as compared with that of your "old" shares.

IMMEDIATE CONVERSIONS INTO ADMIRAL SHARES

All shares purchased before the issuance of Admiral Shares are considered Investor Shares. You may convert Investor Shares into Admiral Shares at any time if your account balance in the Fund is at least $250,000. Registered users of Vanguard.com may request a conversion to Admiral Shares online. Or you may contact Vanguard by telephone or mail to request this transaction.


TENURE CONVERSIONS INTO ADMIRAL SHARES

THREE-YEAR PRIVILEGE. After three years in the Fund, you may convert Investor Shares into Admiral Shares if your account balance in the Fund is at least $150,000 and you are registered with Vanguard.com.
TEN-YEAR PRIVILEGE. After ten years in the Fund, you may convert Investor Shares into Admiral Shares if your account balance in the Fund is at least $50,000 and you are registered with Vanguard.com.

18


     Registered users of Vanguard.com may request a tenure conversion online. Or you may contact Vanguard by telephone or mail to request this transaction.


MANDATORY CONVERSIONS INTO INVESTOR SHARES

If an investor no longer meets the requirements for Admiral Shares, the Fund may convert the investor's Admiral Shares into Investor Shares. A decline in the investor's account balance because of market movement may result in such a conversion. The Fund will notify the investor in writing before any mandatory conversion into Investor Shares.



REDEEMING SHARES

HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know before initiating your request.
ONLINE: Request a redemption through our website at www.vanguard.com.
BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.
BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.

BY FUND EXPRESS: If you've established the Fund Express option on your account, you can redeem shares by electronically transferring your redemption proceeds to a previously designated bank account. The Fund Express option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration.


REDEMPTION FEES

The Fund charges a 1% redemption fee on shares redeemed within one year of purchase by selling, by exchanging to another fund, or by application of the low-balance account closure policy. The fee is withheld from redemption proceeds and retained by the Fund. Shares held for one year or more are not subject to the 1% fee.

     We will always redeem your "oldest" shares first. In addition, in the event that you transfer your shares to a different account registration (or convert them to a different share class), the shares will retain their redemption fee status. If you transfer (or convert) less than 100% of your account, we will carry over the redemption fee status of your shares on a proportionate basis. From time to time, the Fund may waive or modify redemption fees for certain categories of investors.

YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m.,

Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

EARNING DIVIDENDS
Shares continue earning dividends until the next business day after your trade date.

TYPES OF REDEMPTIONS
^CHECK REDEMPTIONS. Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.
^EXCHANGE REDEMPTIONS. You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. See Exchanging Shares and Other Rules You Should Know.

^FUND EXPRESS REDEMPTIONS. Proceeds of shares redeemed by Fund Express will be credited to your bank account two business days after your trade date.
^WIRE REDEMPTIONS. When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Wire redemptions are not available for Vanguard's balanced or stock funds. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration. A $5 fee applies to wire redemptions under $5,000. Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m. (2 p.m. for Vanguard(R) Prime Money Market Fund), Eastern time, the redemption proceeds will leave Vanguard by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.
Bond Funds: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.


REDEMPTION RULES YOU SHOULD KNOW
^SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts.

^POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven calendar days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.

20

^RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express(R).
^SHARE CERTIFICATES. If share certificates have been issued for your account, those shares cannot be redeemed until you return the certificates (unsigned) to Vanguard by registered mail. For the correct address, see Contacting Vanguard.

^PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable, or wire your redemption proceeds, to a different person or send the check to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee.

^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).

^EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.



EXCHANGING SHARES
All open Vanguard funds accept exchange requests online (through your account registered with Vanguard.com), by telephone, or by mail. However, because excessive exchanges can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard places certain limits on the exchange privilege.

     If you are exchanging into or out of the U.S. STOCK INDEX FUNDS, INTERNATIONAL STOCK INDEX FUNDS, REIT INDEX FUND, BALANCED INDEX FUND, CALVERT SOCIAL INDEX FUND, INTERNATIONAL GROWTH FUND, INTERNATIONAL VALUE FUND, INTERNATIONAL EXPLORER(TM) FUND, or GROWTH AND INCOME FUND, these limits generally are as follows:

- No online or telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days. Any exchange request placed during these hours will not be accepted.

     On days when the New York Stock Exchange is scheduled to close early, this end-of-day restriction will be adjusted to begin 11^2 hours prior to the scheduled close. (For example, if the New York Stock Exchange is scheduled to close at 1 p.m., Eastern time, the cutoff for online and phone exchanges will be 11:30 a.m., Eastern time.)

- No more than two exchanges OUT of a fund may be requested online or by telephone within any 12-month period.

     For ALL OTHER VANGUARD FUNDS, the following limits generally apply:

- No more than two substantive "round trips" through a non-money-market fund during any 12-month period. A "round trip" is a redemption OUT of a fund (by any means) followed by a purchase back INTO the same fund (by any means). "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect management of the fund.
-    Round trips must be at least 30 days apart.


     Please note that Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. Also, in the event of a conflict between the exchange-privilege limitations of two funds, the stricter policy will apply to the transaction.


OTHER RULES YOU SHOULD KNOW


VANGUARD.COM(R)

^REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.
^SOME VANGUARD FUNDS DO NOT PERMIT ONLINE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit online exchanges between 2:30 p.m. and 4 p.m., Eastern time on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.

22

TELEPHONE TRANSACTIONS

^AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing.

^TELE-ACCOUNT(R). To conduct account transactions through Vanguard's automated telephone service, you must first obtain a Personal Identification Number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.
^PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:

-    Ten-digit account number.

-    Complete owner name and address.

-    Primary Social Security or employer identification number.

-    Personal Identification Number (PIN), if applicable.

^SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.

^SOME VANGUARD FUNDS DO NOT PERMIT TELEPHONE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.


WRITTEN INSTRUCTIONS

^"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:

-    The fund name and account number.

-    The amount of the transaction (in dollars, shares, or percent).

-    Authorized signatures, as registered on the account.

-    Signature guarantees, if required for the type of transaction.*

-    Any supporting legal documentation that may be required.

*For instance, signature guarantees must be provided by all registered account owners when redemption proceeds are to be sent to a different person or address. Call Vanguard for specific signature-guarantee requirements.

ACCOUNTS WITH MORE THAN ONE OWNER
In the case of an account with more than one owner, Vanguard will accept telephone instructions from any one owner or authorized person.

RESPONSIBILITY FOR FRAUD

Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.


UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Investor Shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment adviser. HOWEVER, ACCESS TO ADMIRAL SHARES THROUGH A FINANCIAL INTERMEDIARY IS RESTRICTED. PLEASE CONSULT YOUR FINANCIAL INTERMEDIARY TO DETERMINE WHETHER ADMIRAL SHARES ARE AVAILABLE THROUGH THAT FIRM.

     If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any rules that may apply.


LOW-BALANCE ACCOUNTS

All   Vanguard   funds   reserve   the  right  to  close   any   investment-only
retirement-plan account or any nonretirement account whose balance falls below the minimum initial investment. If a fund has a redemption fee, that fee will apply to shares redeemed upon closure of the account.
     Vanguard deducts a $10 fee in June from each nonretirement account whose balance at that time is below $2,500 ($500 for Vanguard/(R)/ STAR(TM) Fund). The fee can be waived if your total Vanguard account assets are $50,000 or more.


FUND AND ACCOUNT UPDATES


CONFIRMATION STATEMENTS

We will send you a statement confirming the trade date and amount of your transaction when you buy, sell, exchange, or convert shares.


PORTFOLIO SUMMARIES
We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.

24

TAX STATEMENTS

We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.


AVERAGE-COST REVIEW STATEMENTS

For most taxable accounts, average-cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average-cost single-category method, which is one of the methods established by the IRS.


ANNUAL AND SEMIANNUAL REPORTS

Fund financial reports about Vanguard High-Yield Corporate Fund will be mailed twice a year, in March and September. These comprehensive reports include overviews of the financial markets and specific information concerning the Fund:

-    Performance assessments with comparisons to industry benchmarks.

-    Reports from the adviser.

-    Financial statements with detailed listings of the Fund's holdings.

     To keep the Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one copy of the Fund report to that address, instead of mailing separate reports to each shareholder, unless you contact our Client Services Department in writing, by telephone, or by e-mail and instruct us otherwise.
     Vanguard can deliver your Fund reports electronically, if you prefer. If you are a registered user of Vanguard.com, you can consent to the electronic delivery of Fund reports by logging on and changing your mailing preference under "My Profile." You can revoke your electronic consent at any time, and we will send paper copies of Fund reports within 30 days of receiving your notice.


CONTACTING VANGUARD

ONLINE
VANGUARD.COM
-    Your best source of Vanguard news

-    For fund, account, and service information

-    For most account transactions

-    For literature requests

-    24 hours per day, 7 days per week

VANGUARD TELE-ACCOUNT(R)
1-800-662-6273
(ON-BOARD)
-    For automated fund and account information

- For redemptions by check, exchange (subject to certain limitations), or wire

-    Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at
1-800-952-3335)
-    For fund and service information

-    For literature requests

-    Business hours only

CLIENT SERVICES
1-800-662-2739 (CREW)
(Text telephone at
1-800-749-7273)
-    For account information

-    For most account transactions

-    Business hours only

ADMIRAL SERVICE CENTER
1-888-237-9949
-    For Admiral account information

-    For most Admiral transactions

-    Business hours only

INSTITUTIONAL DIVISION
1-888-809-8102
-    For information and services for large institutional investors

-    Business hours only

VANGUARD ADDRESSES
REGULAR MAIL (INDIVIDUALS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900

REGISTERED, EXPRESS, OR OVERNIGHT MAIL:
The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

FUND NUMBERS
Please use the specific fund number when contacting us about Vanguard High-Yield Corporate Fund--29 (Investor Shares) or 529 (Admiral Shares).


The Vanguard Group, Vanguard, PlainTalk, and the ship logo are trademarks of The Vanguard Group, Inc. All other marks are the exclusive property of their respective owners.

================================================================================
GLOSSARY OF INVESTMENT TERMS

AVERAGE MATURITY
The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.
--------------------------------------------------------------------------------
CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.
--------------------------------------------------------------------------------
CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.
--------------------------------------------------------------------------------
CORPORATE BOND
An IOU issued by a business that wants to borrow money. As with other types of bonds, the issuer promises to repay the borrowed money on a specific date and to make interest payments in the meantime.
--------------------------------------------------------------------------------
CREDIT QUALITY
A measure of a bond issuer's ability to pay interest and principal in a timely manner.
--------------------------------------------------------------------------------

DIVIDEND DISTRIBUTION
Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.

--------------------------------------------------------------------------------
EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.
--------------------------------------------------------------------------------
FACE VALUE
The amount to be paid at a bond's maturity; also known as the par value or principal.
--------------------------------------------------------------------------------
FIXED INCOME SECURITIES
Investments, such as bonds, that have a fixed payment schedule. While the level of income offered by these securities is predetermined, their prices may fluctuate.
--------------------------------------------------------------------------------
INVESTMENT ADVISER
An organization that makes the day-to-day decisions regarding a fund's investments.
--------------------------------------------------------------------------------
INVESTMENT-GRADE

A bond whose credit quality is considered by independent bond-rating agencies, or through independent analysis conducted by a fund's adviser, to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Bonds rated in one of the four highest rating categories are considered "investment-grade"; other bonds may be considered by the adviser to be investment-grade.

--------------------------------------------------------------------------------
MATURITY
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.
--------------------------------------------------------------------------------
NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.
--------------------------------------------------------------------------------
PRINCIPAL
The amount of money you put into an investment.
--------------------------------------------------------------------------------
SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.
--------------------------------------------------------------------------------
TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.
--------------------------------------------------------------------------------
VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.
--------------------------------------------------------------------------------
YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.
--------------------------------------------------------------------------------

[SHIP]
THE VANGUARD GROUP (R)
Post Office Box 2600
Valley Forge, PA 19482-2600


FOR MORE INFORMATION
If you'd like more information about Vanguard High-Yield Corporate Fund, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS

Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Fund.
The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.
To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Fund are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Fund's Investment Company Act
file number: 811-2368

(C) 2003 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

P029 052003

                VANGUARD(R) INFLATION-PROTECTED SECURITIES FUND
                         Investor Shares . May 27, 2003

    This prospectus
contains financial data
 for the Fund through
 the fiscal year ended
  January 31, 2003.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                           THE VANGUARD GROUP(R)

VANGUARD INFLATION-PROTECTED SECURITIES FUND

Prospectus
May 27, 2003

A Bond Mutual Fund


================================================================================
CONTENTS
--------------------------------------------------------------------------------
 1 FUND PROFILE
 3 ADDITIONAL INFORMATION
 4 MORE ON THE FUND
 9 THE FUND AND VANGUARD
 9 INVESTMENT ADVISER
10 DIVIDENDS, CAPITAL GAINS, AND TAXES
12 SHARE PRICE
12 FINANCIAL HIGHLIGHTS
14 INVESTING WITH VANGUARD
   14 Buying Shares
   15 Redeeming Shares
   18 Exchanging Shares
   19 Other Rules You Should Know
   21 Fund and Account Updates
   22 Contacting Vanguard

 GLOSSARY (inside back cover)
================================================================================

WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk(R) explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
-------------------------------------------------------------------------------

FUND PROFILE
INVESTMENT OBJECTIVE

The Fund seeks to provide investors inflation protection and income consistent with investment in inflation-indexed securities.

PRIMARY INVESTMENT STRATEGIES

The Fund invests at least 80% of its assets in inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities, and corporations. The Fund may invest in bonds of any maturity; however, its dollar-weighted average maturity is expected to be in a range of 7 to 20 years. At a minimum, all bonds purchased by the Fund will be rated "investment-grade." For more information, see "Security Selection" under MORE ON THE FUND.


PRIMARY RISKS

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

- Income fluctuations. The Fund's quarterly income distributions are likely to fluctuate considerably more than the income distributions of a typical bond fund.

- Interest rate risk, which is the chance that bond prices overall, including the prices of bonds held by the Fund, will decline over short or even long periods because of rising interest rates. Interest rate risk is expected to be low to moderate for the Fund.

- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with a similar investment objective.


PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown.

      ----------------------------------------------------
                      ANNUAL TOTAL RETURNS
      ----------------------------------------------------

--------------------------------------------------------------------------------
The year-to-date return as of the most recent calendar quarter, which ended Month dd, yyyy, was x.xx%.
--------------------------------------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was x.xx% (quarter ended Month dd, yyyy), and the lowest return for a quarter was -x.xx% (quarter ended Month dd, yyyy).

     The table shows how the average annual total returns of the Fund compare with those of a relevant market index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the share-

2

holder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes.

 In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.

 Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.

 Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.


                          AVERAGE ANNUAL TOTAL RETURNS
                                              PERIODS ENDED DECEMBER 31, 2002
                                                                          SINCE
                                                           1 YEAR    INCEPTION*
-------------------------------------------------------------------------------
VANGUARD INFLATION-PROTECTED SECURITIES FUND
 Return Before Taxes                                       XX.XX%      XX.XX%
 Return After Taxes on Distributions                        X.XX        X.XX
 Return After Taxes on Distributions and Sale of Fund       X.XX        X.XX
  Shares
LEHMAN BROTHERS U.S. TREASURY INFLATION NOTES INDEX        XX.XX%      XX.XX%
 (reflects no deduction for fees, expenses, or taxes)
-------------------------------------------------------------------------------
*June 29, 2000.
-------------------------------------------------------------------------------


FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended January 31, 2003.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Sales Charge (Load) Imposed on Purchases:                       None
    Purchase Fee:                                                   None
    Sales Charge (Load) Imposed on Reinvested Dividends:            None
    Redemption Fee:                                                 None  *

    ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets) Management Expenses: 0.xx%
    12b-1 Distribution Fee:                                         None
    Other Expenses:                                                0.xx%
     TOTAL ANNUAL FUND OPERATING EXPENSES:                         0.XX%
    *A $5 fee applies to wire redemptions under $5,000.


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
    $xx          $xx       $xxx         $xxx
--------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



================================================================================
                                PLAIN TALK ABOUT
                                  FUND EXPENSES

All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard Inflation-Protected Securities Fund's expense ratio in fiscal year 2003 was xx.xx%, or $xx.xx per $1,000 of average net assets. The average 1-5 year government mutual fund had expenses in 2002 of xx.xx%, or $xx.xx per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
================================================================================



================================================================================
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
================================================================================



================================================================================
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                     MINIMUM INITIAL INVESTMENT
Dividends are distributed in March, June,       $3,000; $1,000 for IRAs and most
September, and December; capital gains, if any, custodial accounts for minors are distributed annually in December.
                                                NEWSPAPER ABBREVIATION
INVESTMENT ADVISER                              InflaPro
The Vanguard Group, Valley Forge, Pa.,
since inception                                 VANGUARD FUND NUMBER
                                                119
INCEPTION DATE
June 29, 2000                                   CUSIP NUMBER
                                                922031869
NET ASSETS AS OF JANUARY 31, 2003
$XXX million                                    TICKER SYMBOL
                                                VIPSX
SUITABLE FOR IRAS
Yes
================================================================================

4

MORE ON THE FUND
This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this FLAG symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

     The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Note that the Fund's investment objective is not fundamental and may be changed without a shareholder vote.


MARKET EXPOSURE
The Fund invests mainly in inflation-indexed bonds. The Fund emphasizes inflation-indexed bonds issued by the U.S. government, although it may also purchase inflation-indexed bonds issued by agencies and instrumentalities of the U.S. government and corporations. The Fund has no limitations on the maturity of individual securities, but is expected to maintain a dollar-weighted average nominal maturity of 7 to 20 years.

     Because the Fund invests mainly in bonds, it is subject to certain risks.

================================================================================
                                PLAIN TALK ABOUT
                          INFLATION-INDEXED SECURITIES

Unlike conventional bonds, which make regular fixed interest payments and repay the face value of the bonds at maturity, the principal and interest payments of an inflation-indexed security (IIS) are adjusted over time to reflect inflation--a rise in the general price level. This adjustment is a key feature, given that the Consumer Price Index (CPI) has risen in 49 of the past 50 years. (Source: Bureau of Labor Statistics). Importantly, in the event of sustained deflation, or a drop in prices, the U.S. Treasury has guaranteed that it would repay at least the original face value of an IIS.
================================================================================

FLAG
THE FUND IS SUBJECT TO INCOME FLUCTUATIONS. THE FUND'S QUARTERLY INCOME DISTRIBUTIONS ARE LIKELY TO FLUCTUATE CONSIDERABLY MORE THAN INCOME DISTRIBUTIONS OF A TYPICAL BOND FUND. INCOME FLUCTUATIONS ASSOCIATED WITH CHANGES IN INTEREST RATES ARE EXPECTED TO BE LOW; HOWEVER, INCOME FLUCTUATIONS RESULTING FROM CHANGES IN INFLATION ARE EXPECTED TO BE HIGH. OVERALL, INVESTORS CAN EXPECT INCOME FLUCTUATIONS TO BE HIGH FOR THE FUND.

     While fluctuations in quarterly income distributions are expected to be high, distributions should, over the long term, provide an income yield that exceeds inflation. That said, in periods of extreme deflation, the Fund may have no income at all to distribute.

     Changes in interest rates will affect bond prices as well as bond income.

FLAG
THE FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE CHANCE THAT BOND PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS BECAUSE OF RISING INTEREST RATES. INTEREST RATE RISK SHOULD BE LOW TO MODERATE FOR THE FUND.

================================================================================
                                PLAIN TALK ABOUT
                                  REAL RETURNS

Inflation-indexed securities are designed to provide a "real rate of return"--a return after adjusting for the impact of inflation. Inflation--a general rise in prices of goods and services--erodes the purchasing power of an investor's portfolio. For example, if an investment provides a "nominal" total return of 8% in a given year and inflation is 4% during that period, the inflation-adjusted, or real, return is 4%. Inflation, as measured by the Consumer Price Index, has occurred in 49 of the past 50 years, so investors should be conscious of both the nominal and real returns of their investments. It should be noted that investors in inflation-indexed bond funds who do not reinvest the portion of the income distribution that comes from inflation adjustments will not maintain the purchasing power of the investment over the long term. This is because interest earned depends on the amount of principal invested, and that principal won't grow with inflation if the investor spends the principal adjustment paid out as part of a fund's income distributions.
================================================================================

================================================================================
                                PLAIN TALK ABOUT
                INFLATION-INDEXED SECURITIES AND INTEREST RATES

Interest rates on conventional bonds have two primary components: a "real" yield, plus an increment that reflects investor expectations of future inflation. By contrast, rates on an inflation-indexed security (IIS) are adjusted for inflation and, therefore, aren't affected meaningfully by inflation expectations. This leaves only real rates to influence the prices of an IIS. A rise in real rates will cause prices of an IIS to fall, while a decline in real rates will boost the prices of an IIS. In the past, interest rates on conventional bonds have varied considerably more than real rates because of wide fluctuations in actual and expected inflation (annual changes in the Consumer Price Index since 1925 have ranged from -10% to +18% and have averaged +3.1%). (Source: Bureau of Labor Statistics). Because real interest yields have been relatively stable, the prices of IISs have generally fluctuated less than those of conventional bonds with comparable maturity and credit-quality characteristics.
================================================================================

FLAG
THE FUND IS SUBJECT, TO A LIMITED EXTENT, TO CREDIT RISK, WHICH IS THE CHANCE THAT A BOND ISSUER WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

     The credit quality of the Fund depends on the quality of its investments. Since the Fund invests primarily in securities backed by the full faith and credit of the U.S. government, the average credit quality of the Fund's holdings is expected to be high, and consequently credit risk should be low for the Fund. As of January 31, 2003, the dollar-weighted average credit quality of the Fund's holdings, as rated by Moody's Investors Service, Inc., was Treasury, which signifies the highest possible credit quality. At a minimum, all bonds purchased by the Fund will be rated "investment-grade," which means that timely payment of principal and interest on the bonds can be expected under current economic conditions.

6


================================================================================
                                PLAIN TALK ABOUT
                                 CREDIT QUALITY

A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the principal. Credit quality is evaluated by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's) or through independent analysis conducted by a fund's adviser. The lower the rating, the greater the chance--in the rating agency's or adviser's opinion--that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Investment-grade bonds are those rated in one of the four highest ratings categories. A fund may treat an unrated bond as investment-grade if warranted by the adviser's analysis.
================================================================================


================================================================================
                                PLAIN TALK ABOUT
                     TAXES AND INFLATION-INDEXED SECURITIES

Any increase in principal for an inflation-indexed security (IIS) resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an IIS, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a mutual fund holding these securities pays out both interest income and the income attributable to principal adjustments each quarter in the form of cash or reinvested shares.
================================================================================

SECURITY SELECTION
The Vanguard Group (Vanguard), adviser to the Fund, buys and sells securities based on its judgment about issuers, the prices of the securities, and other economic factors. While the adviser uses the Lehman Brothers U.S. Treasury Inflation Notes Index as a benchmark for the Fund's performance, the Fund's average maturity and mix of bonds may differ from those of the index. This may occur, for example, when the adviser sees an opportunity to enhance returns.


FLAG
THE FUND IS SUBJECT TO MANAGER RISK, WHICH IS THE CHANCE THAT THE ADVISER WILL DO A POOR JOB OF SELECTING SECURITIES.


OTHER INVESTMENT POLICIES AND RISKS
Up to 20% of the Fund's assets may be invested in holdings that are not inflation-indexed. The Fund will make such investments primarily when inflation-indexed bonds are less attractive. The Fund's non-inflation-indexed holdings may include the following:

- Corporate debt obligations--usually called bonds--represent loans by an investor to a corporation.

- U.S. government and agency bonds represent loans by investors to the U.S. Treasury Department or a wide variety of governmental agencies and instrumentalities. Timely payment of principal and interest on U.S. Treasury bonds is always guaranteed by the full faith and credit of the U.S. government; many (but not all) agency bonds have the same guarantee.

- Cash investments is a blanket term that describes a variety of short-term fixed income investments, including money market instruments, commercial paper, bank certificates of deposit, banker's acceptances, and repurchase agreements. Repurchase agreements represent short-term (normally overnight) loans by the Fund to commercial banks or large securities dealers.

- Futures, options, and other derivatives may represent up to 20% of the Fund's total assets. These investments may be in bond futures contracts, options, credit swaps, interest rate swaps, and other types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for other types of derivatives. For this reason, the Fund will not use futures, options, or other derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment.

 The reasons for which the Fund will invest in futures include:

- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in bonds.

- To reduce the Fund's transaction costs, for hedging purposes, or to add value when these instruments are favorably priced.

FLAG
THE FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES. DERIVATIVES MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, THOSE OF TRADITIONAL INVESTMENTS.



================================================================================
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily.
Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
================================================================================



- Illiquid securities are securities that the Fund may not be able to sell in the ordinary course of business. The Fund may invest up to 15% of its net assets in these securities. Restricted securities are a special type of illiquid security; these securities have not been publicly issued and legally can be resold only to qualified institutional buyers. From time to time, the board of trustees may determine that particular restricted securities are NOT illiquid, and those securities may then be purchased by the Fund without limit.

- Mortgage Dollar Rolls. The Fund may also enter into mortgage-dollar-roll transactions in which the Fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a pre-determined price. These transactions simulate an investment in mortgage-backed securities with the potential to enhance returns and reduce administrative burdens when compared with holding mortgage-backed securities directly. These transactions may increase the Fund's portfolio turnover rate. Mortgage dollar rolls will be used only if consistent with the Fund's investment objective and risk profile.

8

     The Fund is generally managed without regard to tax ramifications.

TEMPORARY INVESTMENT MEASURES

The Fund may temporarily depart from its normal investment policies--for instance, by allocating substantial assets to cash investments--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.


COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:

- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

- Each Vanguard fund (other than the money market funds) limits the number of times that an investor can exchange into and out of the fund.

-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.

See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

TURNOVER RATE

Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period. Longer-term bonds will mature or be sold--and need to be replaced--less frequently than shorter-term bonds. As a result, longer-term bond funds tend to have lower turnover rates than shorter-term bond funds.


================================================================================
                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income.
================================================================================

THE FUND AND VANGUARD

The Fund is a member of The Vanguard Group, a family of 35 investment companies with more than 100 funds holding assets in excess of $550 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

================================================================================
                               PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
================================================================================


INVESTMENT ADVISER


The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Fund's adviser through its Fixed Income Group. As of January 31, 2003, Vanguard served as adviser for about $XXX billion in assets. Vanguard manages the Fund on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Fund.

     For the fiscal year ended January 31, 2003, the advisory expenses represented an effective annual rate of 0.xx% of the Fund's average net assets.

     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Fund's securities and to seek to obtain the best available price and most favorable execution for all transactions. In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker who, in addition to executing the transaction, will provide brokerage or research services to the adviser. Also, the board of trustees may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates paid to the Fund as well as bokerage or research services provided to the adviser.

10

================================================================================
                                PLAIN TALK ABOUT
                               THE FUND'S ADVISER

The managers primarily responsible for overseeing the Fund's investments are:

IAN A. MACKINNON, Managing Director of Vanguard and head of Vanguard's Fixed Income Group. He has worked in investment management since 1974 and has had primary responsibility for Vanguard's internal fixed income policy and strategy since joining the company in 1981. Education: B.A., Lafayette College; M.B.A., Pennsylvania State University.

JOHN W. HOLLYER, CFA. Principal of Vanguard. He has worked in investment management since 1987 and has managed portfolio investments for Vanguard since 1989. Education: B.S., University of Pennsylvania.

KENNETH E. VOLPERT, CFA. Principal of Vanguard, and head of Vanguard's Bond Index Group. He has worked in investment management since 1981 and has managed portfolio investments since 1982. Education: B.S., University of Illinois; M.B.A., University of Chicago.

Mr. Hollyer and Mr. Volpert manage the Fund on a day-to-day basis. Mr. MacKinnon is responsible for setting the Fund's broad investment policies and for overseeing the Fund managers.
================================================================================

DIVIDENDS, CAPITAL GAINS, AND TAXES
FUND DISTRIBUTIONS

The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any capital gains realized from the sale of its holdings. Income dividends generally are distributed in March, June, September, and December; capital gains distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental distributions at some other time during the year. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.



================================================================================
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your portion of a fund's income from interest, as well as gains from the sale of investments. Income consists of interest the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year. You receive the fund's earnings as either a dividend or capital gains distribution.
================================================================================


BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:

- Distributions are taxable to you for federal income tax purposes, whether or not you reinvest these amounts in additional Fund shares.

-    Distributions   declared  in  December--if  paid  to  you  by  the  end  of
     January--are taxable for federal income tax purposes as if received in December.

- Any dividend and short-term capital gains distributions that you receive are taxable to you as ordinary income for federal income tax purposes.

- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.

- Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.

- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes. Depending on your state's rules, however, any dividends attributable to interest earned on direct obligations of the U.S. government may be exempt from state and local taxes. Vanguard will notify you each year how much, if any, of your dividends may qualify for this exemption.


GENERAL INFORMATION

BACKUP  WITHHOLDING.   By  law,  Vanguard  must  withhold  30%  of  any  taxable
distributions or redemptions from your account if you do not:

-    Provide us with your correct taxpayer identification number;

-    Certify that the taxpayer identification number is correct; and

-    Confirm that you are not subject to backup withholding.

Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at www.vanguard.com and review "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.

INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

12


================================================================================
                                PLAIN TALK ABOUT
                              "BUYING A DIVIDEND"

Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change).
You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
================================================================================



SHARE PRICE

The Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets of the Fund by the number of Fund shares outstanding. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests.

     Debt securities held by a Vanguard fund are valued based on information furnished by an independent pricing service or market quotations. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost.

     When pricing-service information or reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with bonds as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities.

     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Fund's financial performance for the period shown, and certain information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned or lost during the period on an investment in the Fund (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

================================================================================
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

The Fund began fiscal year ended January 31, 2003 with a net asset value (price) of $xx.xx per share. During the year, the Fund earned $xx.xx per share from investment income (interest and dividends) and $xx.xx per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $xx.xx per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the year was $xx.xx, reflecting [earnings/losses] of $xx.xx per share and [no distributions/distributions of $xx.xx per share. This was an increase of $xx.xx per share (from $xx.xx at the beginning of the year to $xx.xx at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was xx% for the year.

As of January 31, 2003, the Fund had $xxx million in net assets. For the year, its expense ratio was xx.xx% ($xx.xx per $1,000 of net assets), and its net investment income amounted to xx% of its average net assets. It sold and replaced securities valued at xx% of its net assets.
================================================================================


INFLATION-PROTECTED SECURITIES FUND
--------------------------------------------------------------------------------
                                                                JUNE 5, 2000* TO
                                             YEAR ENDED JAN. 31,        JAN. 31,
                                              2003         2002             2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $10.68       $10.55           $10.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                    .425              .30
 Net Realized and Unrealized Gain (Loss)                  .220              .53
  on Investments
--------------------------------------------------------------------------------
 Total from Investment Operations                         .645              .83
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                    (.445)            (.27)
 Distributions from Realized Capital Gains               (.070)            (.01)
--------------------------------------------------------------------------------
 Total Distributions                                     (.515)            (.28)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $10.68           $10.55
--------------------------------------------------------------------------------
TOTAL RETURN                                              6.17%            8.07%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                     $899             $170
 Ratio of Total Expenses to Average Net Assets            0.25%          0.25%**
 Ratio of Net Investment Income to Average Net Assets     3.92%          6.38%**
 Turnover Rate                                              75%             122%
--------------------------------------------------------------------------------
  *Subscription period for the Fund was June 5, 2000, to June 29, 2000, during which time all assets were held in money market instruments. Performance measurement began June 29, 2000.
 **Annualized.

14


================================================================================
INVESTING WITH VANGUARD

This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, Investing Made Easy, provides information that will help individual investors make the most of their relationship with Vanguard. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions at the end of this section.

                                  BUYING SHARES
                                REDEEMING SHARES
                                EXCHANGING SHARES
                           OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                               CONTACTING VANGUARD
================================================================================



BUYING SHARES
ACCOUNT MINIMUMS
TO OPEN AND MAINTAIN AN ACCOUNT: $3,000 for regular accounts; $1,000 for IRAs and most custodial accounts for minors.
TO ADD TO AN EXISTING ACCOUNT: $100 by mail, exchange, or Fund Express; $1,000 by wire.
     Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.

HOW TO BUY SHARES
ONLINE: You can open certain types of accounts or buy shares in an existing account through our website at www.vanguard.com.
BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group--119. For addresses, see Contacting Vanguard.
BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard(R) fund. See Exchanging Shares and Other Rules You Should Know.
BY WIRE: Call Vanguard to purchase shares by wire. See Contacting Vanguard.
BY FUND EXPRESS(R) (AUTOMATIC OR SPECIAL PURCHASES): You can purchase shares by electronically transferring money from a previously designated bank account. To establish this option, you must complete a special form or the appropriate section of your account registration.

YOUR PURCHASE PRICE
ONLINE, BY CHECK, BY EXCHANGE, OR BY WIRE: You buy shares at a fund's NAV determined as of your TRADE DATE. For all

Vanguard funds (other than money market funds), purchases received at Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) receive a trade date of the same day, and purchases received after that time receive a trade date of the first business day following the date of receipt. For money market funds, the trade date depends on the method of payment for the purchase.

BY FUND EXPRESS: For all Vanguard funds, Fund Express instructions received at Vanguard before the close of regular trading on the Exchange will result in a purchase that occurs on and receives a trade date of the next business day (two business days later for money market funds).

PURCHASE RULES YOU SHOULD KNOW
^CHECK PURCHASES. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. Vanguard does not accept cash, traveler's checks, or money orders. In addition, to protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
^NEW ACCOUNTS. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right to close your account or take such other steps as we deem reasonable.
^LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund, at any time, for any reason.


REDEEMING SHARES
HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know before initiating your request.
ONLINE: Request a redemption through our website at www.Vanguard.com.
BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.
BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.

16


BY WRITING A CHECK: If you've established the checkwriting service on your account, you can redeem shares by writing a check for $250 or more.

BY FUND EXPRESS: If you've established the Fund Express option on your account, you can redeem shares by electronically transferring your redemption proceeds to a previously designated bank account. The Fund Express option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration.

YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

TYPES OF REDEMPTIONS
^CHECK REDEMPTIONS. Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.
^EXCHANGE REDEMPTIONS. You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. See Exchanging Shares and Other Rules You Should Know.
^FUND EXPRESS REDEMPTIONS. Proceeds of shares redeemed by Fund Express will be credited to your bank account two business days after your trade date.
^WIRE REDEMPTIONS. When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Wire redemptions are not available for Vanguard's balanced or stock funds. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration. A $5 fee applies to wire redemptions under $5,000.

Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m. (2 p.m. for Vanguard(R) Prime Money Market Fund), Eastern time, the redemption proceeds will leave Vanguard by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.

Bond Funds: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.

REDEMPTION RULES YOU SHOULD KNOW
^SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts. ^POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.
^RECENTLY PURCHASED SHARES. Although you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express(R).
^SHARE CERTIFICATES. If share certificates have been issued for your account, those shares cannot be redeemed until you return the certificates (unsigned) to Vanguard by registered mail. For the correct address, see Contacting Vanguard. ^PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable, or wire your redemption proceeds, to a different person or send the check to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notory public cannot provide a signature guarantee.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.

18


EXCHANGING SHARES
All open Vanguard funds accept exchange requests online (through your account registered with Vanguard.com), by telephone, or by mail. However, because excessive exchanges can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard places certain limits on the exchange privilege.

     If you are exchanging into or out of the U.S. STOCK INDEX FUNDS, INTERNATIONAL STOCK INDEX FUNDS, REIT INDEX FUND, BALANCED INDEX FUND, CALVERT SOCIAL INDEX FUND, INTERNATIONAL GROWTH FUND, INTERNATIONAL VALUE FUND, INTERNATIONAL EXPLORER(TM) FUND, or GROWTH AND INCOME FUND, these limits generally are as follows:

- No online or telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days. Any exchange request placed during these hours will not be accepted. On days when the New York Stock Exchange is scheduled to close early, this end-of-day restriction will be adjusted to begin 11^2 hours prior to the scheduled close. (For example, if the New York Stock Exchange is scheduled to close at 1 p.m., Eastern time, the cutoff for online and phone exchanges will be 11:30 a.m., Eastern time.)

- No more than two exchanges OUT of a fund may be requested online or by telephone within any 12-month period.

     For ALL OTHER VANGUARD FUNDS, the following limits generally apply:

- No more than two substantive "round trips" through a non-money-market fund during any 12-month period. A "round trip" is a redemption OUT of a fund (by any means) followed by a purchase back INTO the same fund (by any means). "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect management of the fund.

-    Round trips must be at least 30 days apart.

     Please note that Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. Also, in the event of a conflict between the exchange-privilege limitations of two funds, the stricter policy will apply to the transaction.

OTHER RULES YOU SHOULD KNOW


VANGUARD.COM(R)

^REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.

^SOME VANGUARD FUNDS DO NOT PERMIT ONLINE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit online exchanges between 2:30 p.m. and 4 p.m., Eastern time on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.

TELEPHONE TRANSACTIONS
^AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing. ^TELE-ACCOUNT(R). To conduct account transactions through Vanguard's automated telephone service, you must first obtain a Personal Identification Number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.
^PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:

-    Ten-digit account number.

-    Complete owner name and address.

-    Primary Social Security or employer identification number.

-    Personal Identification Number (PIN), if applicable.

^SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.
^SOME VANGUARD FUNDS DO NOT PERMIT TELEPHONE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.

20


WRITTEN INSTRUCTIONS
^"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:

-    The fund name and account number.

-    The amount of the transaction (in dollars, shares, or percent).

-    Authorized signatures, as registered on the account.

-    Signature guarantees, if required for the type of transaction.*

-    Any supporting legal documentation that may be required.

*For instance, signature guarantees must be provided by all registered account owners when redemption proceeds are to be sent to a different person or address. Call Vanguard for specific signature-guarantee requirements.

ACCOUNTS WITH MORE THAN ONE OWNER
In the case of an account with more than one owner, Vanguard will accept telephone instructions from any one owner or authorized person.

RESPONSIBILITY FOR FRAUD
Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any rules or fees that may apply.

LOW-BALANCE ACCOUNTS
All   Vanguard   funds   reserve   the  right  to  close   any   investment-only
retirement-plan account or any nonretirement account whose balance falls below the minimum initial investment. If a fund has a redemption fee, that fee will apply to shares redeemed upon closure of the account.

     Vanguard deducts a $10 fee in June from each nonretirement account whose balance at that time is below $2,500 ($500 for Vanguard(R) STAR(TM) Fund). The fee can be waived if your total Vanguard account assets are $50,000 or more.

FUND AND ACCOUNT UPDATES
CONFIRMATION STATEMENTS
We will send you a statement confirming the trade date and amount of your transaction when you buy, sell, or exchange shares.

PORTFOLIO SUMMARIES
We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.

TAX STATEMENTS
We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

AVERAGE-COST REVIEW STATEMENTS
For most taxable accounts, average-cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average-cost single-category method, which is one of the methods established by the IRS.

ANNUAL AND SEMIANNUAL REPORTS
Financial reports about Vanguard Inflation-Protected Securi ties Fund will be mailed twice a year, in March and September. These comprehensive reports include overviews of the financial markets and specific information concerning the Fund:

-    Performance assessments with comparisons to industry benchmarks.

-    Reports from the adviser.

-    Financial statements with detailed listings of the Fund's holdings.

     To keep the Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one copy of the Fund report to that address, instead of mailing separate reports to each shareholder,

22

unless you contact our Client Services Department in writing, by telephone, or by e-mail and instruct us otherwise.

     Vanguard can deliver your Fund reports electronically, if you prefer. If you are a registered user of Vanguard.com, you can consent to the electronic delivery of Fund reports by logging on and changing your mailing preference under "My Profile." You can revoke your electronic consent at any time, and we will send paper copies of Fund reports within 30 days of receiving your notice.


CONTACTING VANGUARD
ONLINE

VANGUARD.COM
-    Your  best  source  of  Vanguard  news

-    For fund, account, and service information

-    For most account transactions

-    For literature requests

-    24 hours per day, 7 days per week

VANGUARD TELE-ACCOUNT(R)
1-800-662-6273
(ON-BOARD)

-    For automated fund and account information

- For redemptions by check, exchange (subject to certain limitations), or wire

-    Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at
1-800-952-3335)

-    For fund and service information

-    For literature requests

-    Business hours only

CLIENT SERVICES
1-800-662-2739 (CREW)
(Text telephone at
1-800-749-7273)

-    For account information

-    For most account transactions

-    Business hours only

INSTITUTIONAL DIVISION
1-888-809-8102

-    For information and services for large institutional investors

-    Business hours only

VANGUARD ADDRESSES
REGULAR MAIL (INDIVIDUALS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900

REGISTERED, EXPRESS, OR OVERNIGHT MAIL:
The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

FUND NUMBER
Please use the specific fund number when contacting us about Vanguard Inflation-Protected Securities Fund--119.

The Vanguard Group, Vanguard, Vanguard.com, Plain Talk, Admiral, Vanguard Fund Express, Fund Express, Vanguard Tele-Account, Tele-Account,STAR, Explorer, and the ship logo are trademarks of The Vanguard Group, Inc. Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by The Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation regarding the advisability of investing in the fund. All other marks are the exclusive property of their respective owners.

================================================================================
GLOSSARY OF INVESTMENT TERMS

AVERAGE MATURITY
The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.
--------------------------------------------------------------------------------
BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.
--------------------------------------------------------------------------------
CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.
--------------------------------------------------------------------------------
CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.
--------------------------------------------------------------------------------

DIVIDEND DISTRIBUTION
Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.

--------------------------------------------------------------------------------
EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.
--------------------------------------------------------------------------------
FACE VALUE
The amount to be paid at a bond's maturity; also known as the par value or principal.
--------------------------------------------------------------------------------
FIXED INCOME SECURITIES
Investments, such as bonds, that have a fixed payment schedule. While the level of income offered by these securities is predetermined, their prices may fluctuate.
--------------------------------------------------------------------------------
INFLATION-INDEXED SECURITIES
Bonds issued by the U.S. government, government agencies, or corporations, whose principal and interest payments--unlike those of conventional bonds--are adjusted over time to reflect inflation.
--------------------------------------------------------------------------------
INVESTMENT ADVISER
An organization that makes the day-to-day decisions regarding a fund's investments.
--------------------------------------------------------------------------------
INVESTMENT-GRADE

A bond whose credit quality is considered by independent bond-rating agencies, or through independent analysis conducted by a fund's adviser, to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Bonds rated in one of the four highest rating categories are considered "investment-grade"; other bonds may be considered by the adviser to be investment-grade.

--------------------------------------------------------------------------------
MATURITY
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.
--------------------------------------------------------------------------------
NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.
--------------------------------------------------------------------------------
PRINCIPAL
The amount of money you put into an investment.
--------------------------------------------------------------------------------
TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.
--------------------------------------------------------------------------------
VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.
--------------------------------------------------------------------------------
YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.
--------------------------------------------------------------------------------

[SHIP]
THE VANGUARD GROUP(R)
Post Office Box 2600
Valley Forge, PA 19482-2600


FOR MORE INFORMATION
If you'd like more information about Vanguard Inflation-Protected Securities Fund, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS

Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Fund.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please contact us as follows:


THE VANGUARD GROUP
INVESTOR INFORMATION DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Fund are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Fund's Investment Company Act
file number: 811-2368
(C) 2003 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

P119 052003

VANGUARD(R) BOND FUNDS

INVESTOR SHARES & ADMIRAL(TM) SHARES


May 27, 2003



                                               VANGUARD SHORT-TERM TREASURY FUND
                                                VANGUARD SHORT-TERM FEDERAL FUND
                                              VANGUARD SHORT-TERM CORPORATE FUND
                                        VANGUARD INTERMEDIATE-TERM TREASURY FUND
                                       VANGUARD INTERMEDIATE-TERM CORPORATE FUND
                                                              VANGUARD GNMA FUND
                                                VANGUARD LONG-TERM TREASURY FUND
                                               VANGUARD LONG-TERM CORPORATE FUND


THIS PROSPECTUS
CONTAINS FINANCIAL DATA
FOR THE FUNDS THROUGH
THE FISCAL YEAR ENDED
JANUARY 31, 2003.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                         [THE VANGUARD GROUP[R]]

VANGUARD BOND FUNDS

INVESTOR SHARES AND ADMIRAL SHARES

PROSPECTUS


MAY 27, 2003


A GROUP OF BOND MUTUAL FUNDS
================================================================================
   1 AN INTRODUCTION TO VANGUARD BOND FUNDS

   2 FUND PROFILES
      2 VANGUARD SHORT-TERM TREASURY FUND
      5 VANGUARD SHORT-TERM FEDERAL FUND
      9 VANGUARD SHORT-TERM CORPORATE FUND
     13 VANGUARD INTERMEDIATE-TERM TREASURY FUND
     16 VANGUARD INTERMEDIATE-TERM CORPORATE FUND
     20 VANGUARD GNMA FUND
     24 VANGUARD LONG-TERM TREASURY FUND
     27 VANGUARD LONG-TERM CORPORATE FUND

  31 MORE ON THE FUNDS

  40 THE FUNDS AND VANGUARD

  40 INVESTMENT ADVISER

  42 DIVIDENDS, CAPITAL GAINS, AND TAXES

  44 SHARE PRICE

  44 FINANCIAL HIGHLIGHTS

  54 INVESTING WITH VANGUARD
     54 Buying Shares
     56 Converting Shares
     57 Redeeming Shares
     59 Exchanging Shares
     60 Other Rules You Should Know
     62 Fund and Account Updates
     64 Contacting Vanguard

     GLOSSARY (inside back cover)
================================================================================

================================================================================
WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the investment objective, policies, strategies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk/(R)/ explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
================================================================================

================================================================================
SHARE CLASS OVERVIEW
This prospectus offers Investor Shares and Admiral Shares for all of the Funds. Please note that Admiral Shares are NOT available to:
o    SIMPLE IRAs and 403(b)(7) custodial accounts;
o Other retirement plan accounts receiving special administrative services from Vanguard; or
o Accounts maintained by financial intermediaries, except in limited circumstances.

A separate prospectus offers Short-Term Corporate Fund Institutional Shares, which are for investors who do not require special employee benefit plan services and who are willing to invest a minimum of $50 million.

The Funds' separate share classes have different expenses; as a result, their investment performances will differ.
================================================================================

AN INTRODUCTION TO VANGUARD BOND FUNDS
The Vanguard Bond Funds are ten separate mutual funds, eight of which we offer through this prospectus (Vanguard High-Yield Corporate Fund and Vanguard Inflation-Protected Securities Fund are offered through separate prospectuses). Each Fund offered in this prospectus seeks to provide a high level of current income and preserve investors' principal by investing in fixed income securities that meet defined standards for credit quality and maturity. These standards vary among the Funds, as shown in the following table. As a result, the levels of income provided by the Funds will vary, with the Short-Term Treasury Fund generally providing the least income and the Long-Term Corporate Fund generally providing the most income.

============================================================================================
                                                                           DOLLAR-WEIGHTED
FUND                            PRIMARY INVESTMENTS                       AVERAGE MATURITY
--------------------------------------------------------------------------------------------
Short-Term Treasury             U.S. Treasury bonds                           1-3 years
Short-Term Federal              U.S. government agency bonds                  1-3 years
Short-Term Corporate            Investment-grade corporate bonds              1-3 years
Intermediate-Term Treasury      U.S. Treasury bonds                          5-10 years
Intermediate-Term Corporate     Investment-grade corporate bonds             5-10 years
GNMA                            GNMA mortgage certificates              Generally 5-10 years
Long-Term Treasury              U.S. Treasury bonds                         15-30 years
Long-Term Corporate             Investment-grade corporate bonds            15-25 years
============================================================================================

     On the following pages, you'll find profiles that summarize the key features of each of the eight Funds offered through this prospectus. Following the profiles, there is important additional information about the Funds.

FUND PROFILE--
VANGUARD(R) SHORT-TERM TREASURY FUND

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.


PRIMARY INVESTMENT STRATEGIES
The Fund invests at least 80% of its assets in U.S. Treasury investments, which include bills, bonds and notes issued by the U.S. Treasury. The Fund is expected to maintain a dollar-weighted average maturity of between 1 and 3 years. For more information, see "Security Selection" under MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is designed as a low-risk investment, but you could still lose money by investing in it. The Fund's performance could be hurt by:
o Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.
o Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests mainly in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of longer-term bonds.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown.

================================================================================
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
--------------------------------------------------------------------------------
                                 1993 - x.xx%
                                 1994 - x.xx%
                                 1995 - x.xx%
                                 1996 - x.xx%
                                 1997 - x.xx%
                                 1998 - x.xx%
                                 1999 - x.xx%
                                 2000 - x.xx%
                                 2001 - x.xx%
                                 2002 - x.xx%
================================================================================
The year-to-date return as of the most recent calendar quarter, which ended Month dd, yyyy, was x.xx%.
--------------------------------------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was x.xx% (quarter ended month dd, yyyy), and the lowest return for a quarter was -x.xx% (quarter ended month dd, yyyy).

     The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index. To calculate the figures that present the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should note that the after-- tax returns are only for the Fund's Investor Share class and that after-tax returns for Admiral Shares will differ.

     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.

     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.

     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

================================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                 PERIODS ENDED DECEMBER 31, 2002
                                          1 YEAR       5 YEARS         10 YEARS
--------------------------------------------------------------------------------
VANGUARD SHORT-TERM TREASURY FUND
 INVESTOR SHARES
 Return Before Taxes                       x.xx%          x.xx%         x.xx%
 Return After Taxes on Distributions       x.xx           x.xx          x.xx
 Return After Taxes on Distributions
  and Sale of Fund Shares                  x.xx           x.xx          x.xx
--------------------------------------------------------------------------------
VANGUARD SHORT-TERM TREASURY FUND ADMIRAL SHARES*
 Return Before Taxes                       x.xx%           --             --
--------------------------------------------------------------------------------
LEHMAN BROTHERS 1-5 YEAR U.S.
 TREASURY BOND INDEX (reflects no
 deduction for fees, expenses, or taxes)   x.xx%          x.xx%         x.xx%
--------------------------------------------------------------------------------
*Average annual total returns from February 13, 2001--the inception date of the Admiral Shares-- through December 31, 2002, were x.xx% for Vanguard Short-Term Treasury Fund Admiral Shares and x.xx% for the Lehman Brothers 1-5 Year U.S. Treasury Bond Index.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended January 31, 2003.

                                               INVESTOR ADMIRAL
                                                         SHARES         SHARES
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                  None           None
Purchase Fee:                                              None           None
Sales Charge (Load) Imposed on Reinvested                  None           None
Dividends:
Redemption Fee:                                            None*          None*

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                       0.xx% 0.xx%
12b-1 Distribution Fee:                                    None           None
Other Expenses:                                            0.xx%          0.xx%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                     0.XX%          0.XX%
================================================================================
*A $5 fee applies to wire redemptions under $5,000.
--------------------------------------------------------------------------------

4

     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


================================================================================
                        1 YEAR       3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Investor Shares          $xx          $xxx         $xxx         $xxx
Admiral Shares            xx           xxx          xxx          xxx
================================================================================

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

================================================================================
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL                 GAINS CONVERSION FEATURES
Dividends are declared daily and      Investor Shares--May be converted to
distributed on the first business      Admiral Shares if you meet certain
day of each month; capital gains, if   account balance and tenure requirements
any, are distributed annually in      Admiral Shares--May be converted to
December.                              Investor Shares if you are no longer
                                       eligible for Admiral Shares
INVESTMENT ADVISER
The Vanguard Group, Valley Forge,     NEWSPAPER ABBREVIATION
Pa.,                                  Investor Shares--STTsry
since inception                       Admiral Shares--STsryAdml

INCEPTION DATE                        VANGUARD FUND NUMBER
Investor Shares--October 28, 1991     Investor Shares--32
Admiral Shares--February 13, 2001     Admiral Shares--532

NET ASSETS (ALL SHARE CLASSES) AS OF  CUSIP NUMBER
JANUARY 31, 2003                      Investor Shares--922031703
$X.XX billion                         Admiral Shares--922031851

SUITABLE FOR IRAS                     TICKER SYMBOL
Yes                                   Investor Shares--VFISX
                                      Admiral Shares--VFIRX
MINIMUM INITIAL INVESTMENT
Investor Shares--$3,000; $1,000 for
 IRAs and most custodial accounts for
 minors
Admiral Shares--$250,000
================================================================================

FUND PROFILE--
VANGUARD(R) SHORT-TERM FEDERAL FUND

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.


PRIMARY INVESTMENT STRATEGIES
The Fund invests at least 80% of its assets in short-term bonds issued by U.S. government agencies and instrumentalities, most of which are not backed by the full faith and credit of the U.S. government. The Fund is expected to maintain a dollar-weighted average maturity of between 1 and 3 years. For more information, see "Security Selection" under MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is designed as a low-risk investment, but you could still lose money by investing in it. The Fund's performance could be hurt by:
o Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.
o Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests mainly in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of longer-term bonds.
o Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause bond prices to decline. Credit risk, should be very low for the Fund because it invests only in bonds that are of U.S. government agency quality.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown.

================================================================================
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
--------------------------------------------------------------------------------
                                 1993 - x.xx%
                                 1994 - x.xx%
                                 1995 - x.xx%
                                 1996 - x.xx%
                                 1997 - x.xx%
                                 1998 - x.xx%
                                 1999 - x.xx%
                                 2000 - x.xx%
                                 2001 - x.xx%
                                 2002 - x.xx%
================================================================================
The year-to-date return as of the most recent calendar quarter, which ended Month dd, yyyy, was x.xx%.
--------------------------------------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was x.xx% (quarter ended month dd, yyyy), and the lowest return for a quarter was -x.xx% (quarter ended month dd, yyyy).

6


     The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index. To calculate the figures that present the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should note that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for Admiral Shares will differ.

     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.

     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.

     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.


================================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                 PERIODS ENDED DECEMBER 31, 2002
                                          1 YEAR       5 YEARS         10 YEARS
--------------------------------------------------------------------------------
VANGUARD SHORT-TERM FEDERAL FUND
 INVESTOR SHARES
 Return Before Taxes                        x.xx%          x.xx%     x.xx%
 Return After Taxes on Distributions        x.xx           x.xx      x.xx%
 Return After Taxes on Distributions
  and Sale of Fund Shares                   x.xx           x.xx      x.xx%
--------------------------------------------------------------------------------
VANGUARD SHORT-TERM FEDERAL FUND ADMIRAL SHARES*
 Return Before Taxes                                        --             --
--------------------------------------------------------------------------------
LEHMAN BROTHERS 1-5 YEAR U.S.
 GOVERNMENT BOND INDEX (reflects no         x.xx%    x.xx%     x.xx%
 deduction for fees, expenses, or taxes)
================================================================================
*Average annual total returns from February 12, 2001--the inception date of the Admiral Shares--through December 31, 2002, were x.xx% for Vanguard Short-Term Federal Fund Admiral Shares and x.xx% for the Lehman Brothers 1-5 Year U.S. Government Bond Index.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended January 31, 2003.

                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None           None
Purchase Fee:                                             None           None
Sales Charge (Load) Imposed on Reinvested Dividends:      None           None
Redemption Fee:                                           None*          None*

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                          0.xx% 0.xx%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.xx%          0.xx%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.XX%          0.XX%
--------------------------------------------------------------------------------
*A $5 fee applies to wire redemptions under $5,000.
--------------------------------------------------------------------------------

     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

================================================================================
                      1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Investor Shares        $xx        $xxx         $xxx           $xxx
Admiral Shares          xx         xxx          xxx            xxx
================================================================================


     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

8


================================================================================
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS           CONVERSION FEATURES
Dividends are declared daily and      Investor Shares--May be converted to
distributed on the first business      Admiral Shares if you meet certain
day of each month; capital gains, if   account balance and tenure requirements
any, are distributed annually in      Admiral Shares--May be converted to
December.                              Investor Shares if you are no longer
                                       eligible for Admiral Shares

INVESTMENT ADVISER
The Vanguard Group, Valley Forge,     NEWSPAPER ABBREVIATION
Pa.,                                  Investor Shares--STFed
since inception                       Admiral Shares--STFedAdml

INCEPTION DATE                        VANGUARD FUND NUMBER
Investor Shares--December 31, 1987    Investor Shares--49
Admiral Shares--February 12, 2001     Admiral Shares--549

NET ASSETS (ALL SHARE CLASSES) AS OF  CUSIP NUMBER
JANUARY 31, 2003                      Investor Shares--922031604
$X.XX billion                         Admiral Shares--922031844

SUITABLE FOR IRAS                     TICKER SYMBOL
Yes                                   Investor Shares--VSGBX
                                      Admiral Shares--VSGDX
MINIMUM INITIAL INVESTMENT
 Investor Shares--$3,000; $1,000 for
IRAs and most custodial accounts for
minors
 Admiral Shares--$250,000
================================================================================

FUND PROFILE--
VANGUARD(R) SHORT-TERM CORPORATE FUND

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.


PRIMARY INVESTMENT STRATEGIES
The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be short- and intermediate-term corporate bonds and other corporate fixed income obligations. The Fund also invests to a limited extent in non-investment-grade and unrated fixed income securities, mainly short- and intermediate-term corporate bonds. High-quality bonds are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or another independent rating agency; medium-quality bonds are those rated the equivalent of Moody's Baa1, Baa2, or Baa3; non-investment-grade bonds are those rated the equivalent of Moody's Ba1 or below; and unrated bonds are those that are not rated by any independent rating agency. The Fund may invest in foreign bonds to a limited extent, so long as they are denominated in U.S. dollars. The Fund is expected to maintain a dollar-weighted average maturity of between 1 and 3 years. For more information, see "Security Selection" under MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is designed as a low-risk investment, but you could still lose money by investing in it. The Fund's performance could be hurt by:
o Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.
o Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests mainly in short- and intermediate-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of longer-term bonds.
o Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause bond prices to decline. Although the Fund invests a limited portion of its assets in low-quality bonds, credit risk should be low for the Fund because it invests mainly in bonds that are considered high-quality, and, to a lesser extent, medium-quality.
o Country risk, which is the chance that a country's economy will be hurt by political upheaval, financial troubles, or natural disasters.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown.

10


================================================================================
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
--------------------------------------------------------------------------------
                                 1993 - x.xx%
                                 1994 - x.xx%
                                 1995 - x.xx%
                                 1996 - x.xx%
                                 1997 - x.xx%
                                 1998 - x.xx%
                                 1999 - x.xx%
                                 2000 - x.xx%
                                 2001 - x.xx%
                                 2002 - x.xx%
================================================================================
The year-to-date return as of the most recent calendar quarter, which ended Month dd, yyyy, was x.xx%.
--------------------------------------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was x.xx% (quarter ended month dd, yyyy), and the lowest return for a quarter was -x.xx% (quarter ended month dd, yyyy).

     The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index. To calculate the figures that present the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should note that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for Admiral Shares will differ.

     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.

     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.

     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

================================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                 PERIODS ENDED DECEMBER 31, 2002
                                          1 YEAR       5 YEARS         10 YEARS
-------------------------------------------------------------------------------
VANGUARD SHORT-TERM CORPORATE FUND
 INVESTOR SHARES
 Return Before Taxes                       x.xx%          x.xx%         x.xx%
 Return After Taxes on Distributions       x.xx           x.xx          x.xx
 Return After Taxes on Distributions
  and Sale of Fund Shares                  x.xx           x.xx          x.xx
--------------------------------------------------------------------------------
VANGUARD SHORT-TERM CORPORATE FUND ADMIRAL SHARES*
 Return Before Taxes                        x.xx%         --             --
--------------------------------------------------------------------------------
LEHMAN BROTHERS 1-5 YEAR U.S.CREDIT  INDEX
(reflects no deduction for fees, expenses,
or  taxes)                                  x.xx%     x.xx%         x.xx%
--------------------------------------------------------------------------------
*Average annual total returns from February 12, 2001--the inception date of the Admiral Shares--through December 31, 2002 were x.xx% for Vanguard Short-Term Corporate Fund Admiral Shares and x.xx% for the Lehman Brothers 1-5 Year U.S. Credit Index.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended January 31, 2003.

                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None           None
Purchase Fee:                                             None           None
Sales Charge (Load) Imposed on Reinvested Dividends:      None           None
Redemption Fee:                                           None*          None*

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                       0.xx% 0.xx%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.xx%          0.xx%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.XX%          0.XX%
--------------------------------------------------------------------------------
*A $5 fee applies to wire redemptions under $5,000.
--------------------------------------------------------------------------------

     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

================================================================================
                         1 YEAR       3 YEARS       5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Investor Shares           $xx          $xxx          $xxx         $xxx
Admiral Shares             xx           xxx           xxx          xxx
================================================================================


     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

12


================================================================================
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS           CONVERSION FEATURES
Dividends are declared daily and      Investor Shares--May be converted to
distributed on the first business      Admiral Shares if you meet certain
day of each month; capital gains, if   account balance and tenure requirements
any, are distributed annually in      Admiral Shares--May be converted to
December.                              Investor Shares if you are no longer
                                       eligible for Admiral Shares
INVESTMENT ADVISER
The Vanguard Group, Valley Forge,     NEWSPAPER ABBREVIATION
Pa.,                                  Investor Shares--STCor
since inception                       Admiral Shares--STCrpAdml

INCEPTION DATE                        VANGUARD FUND NUMBER
Investor Shares--October 29, 1982     Investor Shares--39
Admiral Shares--February 12, 2001     Admiral Shares--539

NET ASSETS (ALL SHARE CLASSES) AS OF  CUSIP NUMBER
JANUARY 31, 2003                      Investor Shares--922031406
$X.XX billion                         Admiral Shares--922031836

SUITABLE FOR IRAS                     TICKER SYMBOL
Yes                                   Investor Shares--VFSTX
                                      Admiral Shares--VFSUX
MINIMUM INITIAL INVESTMENT
 Investor Shares--$3,000; $1,000 for
IRAs and most custodial accounts for
minors
 Admiral Shares--$250,000
================================================================================

FUND PROFILE--
VANGUARD(R) INTERMEDIATE-TERM TREASURY FUND

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.


PRIMARY INVESTMENT STRATEGIES
The Fund invests at least 80% of its assets in U.S. Treasury investments, which include bills, bonds and notes issued by the U.S. Treasury. The Fund is expected to maintain a dollar-weighted average maturity of between 5 and 10 years. For more information, see "Security Selection" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:
o Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate.
o Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests mainly in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown.

================================================================================
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
--------------------------------------------------------------------------------
                                 1993 - x.xx%
                                 1994 - x.xx%
                                 1995 - x.xx%
                                 1996 - x.xx%
                                 1997 - x.xx%
                                 1998 - x.xx%
                                 1999 - x.xx%
                                 2000 - x.xx%
                                 2001 - x.xx%
                                 2002 - x.xx%
================================================================================
The year-to-date return as of the most recent calendar quarter, which ended Month dd, yyyy, was x.xx%.
--------------------------------------------------------------------------------

 During the periods shown in the bar chart, the highest return for a calendar quarter was x.xx% (quarter ended month dd, yyyy), and the lowest return for a quarter was -x.xx% (quarter ended month dd, yyyy).

 The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index. To calculate the figures that present the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should note that the after--

14


tax returns are only for the Fund's Investor Share class and that after-tax returns for Admiral Shares will differ.

     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.

     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.

     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

================================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                 PERIODS ENDED DECEMBER 31, 2002
                                          1 YEAR       5 YEARS         10 YEARS
--------------------------------------------------------------------------------
VANGUARD INTERMEDIATE-TERM TREASURY FUND INVESTOR SHARES
 Return Before Taxes                      x.xx%          x.xx%          x.xx%
 Return After Taxes on Distributions      x.xx           x.xx           x.xx
 Return After Taxes on Distributions
  and Sale of Fund Shares                 x.xx           x.xx           x.xx
--------------------------------------------------------------------------------
VANGUARD INTERMEDIATE-TERM TREASURY FUND ADMIRAL SHARES*
 Return Before Taxes                      x.xx%            --             --
--------------------------------------------------------------------------------
LEHMAN BROTHERS 5-10 YEAR U.S. TREASURY BOND INDEX
(reflects no deduction for fees, expenses,
  or taxes)               x.xx%        x.xx%             x.xx%
================================================================================
*Average annual total returns from February 12, 2001--the inception date of the Admiral Shares--through December 31, 2002, were x.xx% for Vanguard Intermediate-Term Treasury Fund Admiral Shares and x.xx% for the Lehman Brothers 5-10 Year U.S. Treasury Bond Index.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended January 31, 2003.

                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None           None
Purchase Fee:                                             None           None
Sales Charge (Load) Imposed on Reinvested Dividends:      None           None
Redemption Fee:                                           None*          None*

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.xx% 0.xx%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.xx%          0.xx%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.XX%          0.XX%
--------------------------------------------------------------------------------
*A $5 fee applies to wire redemptions under $5,000.
--------------------------------------------------------------------------------

     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


================================================================================
                             1 YEAR         3 YEARS        5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Investor Shares               $xx            $xxx           $xxx      $xxx
Admiral Shares                 xx             xxx            xxx       xxx
================================================================================

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

================================================================================
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS           CONVERSION FEATURES
Dividends are declared daily and      Investor Shares--May be converted to
distributed on the first business      Admiral Shares if you meet certain
day of each month; capital gains, if   account balance and tenure requirements
any, are distributed annually in      Admiral Shares--May be converted to
December.                              Investor Shares if you are no longer
                                       eligible for Admiral Shares
INVESTMENT ADVISER
The Vanguard Group, Valley Forge,     NEWSPAPER ABBREVIATION
Pa.,                                  Investor Shares--ITTsry
since inception                       Admiral Shares--ITsryAdml

INCEPTION DATE                        VANGUARD FUND NUMBER
Investor Shares--October 28, 1991     Investor Shares--35
Admiral Shares--February 12, 2001     Admiral Shares--535

NET ASSETS (ALL SHARE CLASSES) AS OF  CUSIP NUMBER
JANUARY 31, 2003                      Investor Shares--922031802
$X.XX billion                         Admiral Shares--922031828

SUITABLE FOR IRAS                     TICKER SYMBOL
Yes                                   Investor Shares--VFITX
                                      Admiral Shares--VFIUX
MINIMUM INITIAL INVESTMENT
 Investor Shares--$3,000; $1,000 for
IRAs and most custodial accounts for
minors
 Admiral Shares--$250,000
================================================================================

16

FUND PROFILE--
VANGUARD(R) INTERMEDIATE-TERM CORPORATE FUND

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.


PRIMARY INVESTMENT STRATEGIES
The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be short- and intermediate-term corporate bonds and other corporate fixed income obligations. The Fund also invests to a limited extent in non-investment-grade and unrated fixed income securities, mainly short- and intermediate-term corporate bonds. High-quality bonds are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or another independent rating agency; medium-quality bonds are those rated the equivalent of Moody's Baa1, Baa2, or Baa3; non-investment-grade bonds are those rated the equivalent of Moody's Ba1 or below; and unrated bonds are those that are not rated by any independent rating agency. The Fund may invest in foreign bonds to a limited extent, so long as they are denominated in U.S. dollars. The Fund is expected to maintain a dollar-weighted average maturity of between 5 and 10 years. For more information, see "Security Selection" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:
o Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate.
o Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests mainly in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.
o Call risk, which is the chance that during periods of falling interest rates, issuers will call--or repay--higher-yielding securities that are callable before their maturity dates. The Fund would lose potential bond price appreciation and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. For mortgage-backed securities, this risk is known as prepayment risk. Prepayment risk should be low for the Fund because it invests mainly in securities that are not callable.
o Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause bond prices to decline. Although the Fund invests a limited portion of its assets in low-quality bonds, credit risk should be low for the Fund because it invests mainly in bonds that are considered high-quality.
o Country risk, which is the chance that a country's economy will be hurt by political upheaval, financial troubles, or natural disasters.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown.

================================================================================
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
--------------------------------------------------------------------------------
                                 1993 - x.xx%
                                 1994 - x.xx%
                                 1995 - x.xx%
                                 1996 - x.xx%
                                 1997 - x.xx%
                                 1998 - x.xx%
                                 1999 - x.xx%
                                 2000 - x.xx%
                                 2001 - x.xx%
                                 2002 - x.xx%
================================================================================
The year-to-date return as of the most recent calendar quarter, which ended Month dd, yyyy, was x.xx%.
--------------------------------------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was x.xx% (quarter ended month dd, yyyy), and the lowest return for a quarter was -x.xx% (quarter ended month dd, yyyy).

     The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index. To calculate the figures that present the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should note that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for Admiral Shares will differ.

     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.

     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.

18


     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

================================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                              PERIODS ENDED DECEMBER 31, 2002
                                           1 YEAR       5 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------------
VANGUARD INTERMEDIATE-TERM CORPORATE FUND
 INVESTOR SHARES*
 Return Before Taxes                         x.xx%           x.xx%     x.xx%
 Return After Taxes on Distributions         x.xx            x.xx      x.xx%
 Return After Taxes on Distributions
  and Sale of Fund Shares                    x.xx            x.xx      x.xx%
--------------------------------------------------------------------------------
VANGUARD INTERMEDIATE-TERM CORPORATE FUND
 ADMIRAL SHARES**
 Return Before Taxes                        x.xx%            --           --
--------------------------------------------------------------------------------
LEHMAN BROTHERS 5-10 YEAR U.S.  CREDIT INDEX*
 (reflects no  deduction for fees, expenses,
  or taxes)                                 x.xx%       x.xx%            x.xx%
================================================================================
*Since-inception returns are as of the inception date of the Investor Shares--November 1, 1993.
**Average annual total returns from February 12, 2001--the inception date of the Admiral Shares--through December 31, 2002, were x.xx% for Vanguard
Intermediate-Term Corporate Fund Admiral Shares and x.xx% for the Lehman Brothers 5-10 Year U.S. Credit Index.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended January 31, 2003.

                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None           None
Purchase Fee:                                             None           None
Sales Charge (Load) Imposed on Reinvested                 None           None
Dividends:
Redemption Fee:                                           None*          None*

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                      0.xx% 0.xx%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.xx%          0.xx%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.XX%          0.XX%
--------------------------------------------------------------------------------
*A $5 fee applies to wire redemptions under $5,000.
--------------------------------------------------------------------------------


     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

================================================================================
                       1 YEAR      3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Investor Shares         $xx        $xxx          $xxx         $xxx
Admiral Shares           xx         xxx           xxx          xxx
================================================================================

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

================================================================================
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS           CONVERSION FEATURES
Dividends are declared daily and      Investor Shares--May be converted to
distributed on the first business      Admiral Shares if you meet certain
day of each month; capital gains, if   account balance and tenure requirements
any, are distributed annually in      Admiral Shares--May be converted to
December.                             Investor Shares if you are no longer
                                       eligible for Admiral Shares
INVESTMENT ADVISER
The Vanguard Group, Valley Forge,     NEWSPAPER ABBREVIATION
Pa.,                                  Investor Shares--ITCorp
since inception                       Admiral Shares--ITCrpAdml

INCEPTION DATE                        VANGUARD FUND NUMBER
Investor Shares--November 1, 1993     Investor Shares--71
Admiral Shares--February 12, 2001     Admiral Shares--571

NET ASSETS (ALL SHARE CLASSES) AS OF  CUSIP NUMBER
JANUARY 31, 2003                      Investor Shares--922031885
$X.XX billion                         Admiral Shares--922031810

SUITABLE FOR IRAS                     TICKER SYMBOL
Yes                                   Investor Shares--VFICX
                                      Admiral Shares--VFIDX
MINIMUM INITIAL INVESTMENT
 Investor Shares--$3,000; $1,000 for
IRAs and most custodial accounts for
minors
 Admiral Shares--$250,000
================================================================================

20

FUND PROFILE--
VANGUARD(R) GNMA FUND

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.


PRIMARY INVESTMENT STRATEGIES
The Fund invests at least 80% of its assets in Government National Mortgage Association (GNMA or "Ginnie Mae") pass-through certificates, which are fixed income securities representing part ownership in a pool of mortgage loans backed by the U.S. government. The balance of the Fund's assets may be invested in U.S. Treasury or other U.S. government agency securities, as well as repurchase agreements collateralized by such securities. The Fund's dollar-weighted average maturity depends on homeowner prepayments of the underlying mortgages. While the Fund does not observe specific maturity guidelines, the Fund's dollar-weighted average maturity will normally fall within an intermediate-term range (5 and 10 years). For more information, see "Security Selection" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:
o Prepayment risk, which is the chance that during periods of falling interest rates, homeowners will refinance their mortgages before their maturity dates. The Fund would lose potential bond price appreciation and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Prepayment risk is high for the Fund.
o Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate.
o Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. In addition, when interest rates decline, GNMA prices typically do not rise as much as the prices of comparable bonds. This is because the market tends to discount GNMA prices for prepayment risk when interest rates decline. Interest rate risk should be moderate for the Fund.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown.

================================================================================
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
--------------------------------------------------------------------------------
                                 1993 - x.xx%
                                 1994 - x.xx%
                                 1995 - x.xx%
                                 1996 - x.xx%
                                 1997 - x.xx%
                                 1998 - x.xx%
                                 1999 - x.xx%
                                 2000 - x.xx%
                                 2001 - x.xx%
                                 2002 - x.xx%
================================================================================
The year-to-date return as of the most recent calendar quarter, which ended Month dd, yyyy, was x.xx%.
--------------------------------------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was x.xx% (quarter ended month dd, yyyy), and the lowest return for a quarter was -x.xx% (quarter ended month dd, yyyy).

     The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index. To calculate the figures that present the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should note that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for Admiral> Shares will differ.

     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.

     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.

     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

================================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                 PERIODS ENDED DECEMBER 31, 2002
                                          1 YEAR       5 YEARS         10 YEARS
--------------------------------------------------------------------------------
VANGUARD GNMA FUND INVESTOR SHARES
 Return Before Taxes                       x.xx%       x.xx%          x.xx%
 Return After Taxes on Distributions       x.xx        x.xx           x.xx
 Return After Taxes on Distributions
  and Sale of Fund Shares                 x.xx         x.xx           x.xx
--------------------------------------------------------------------------------
VANGUARD GNMA FUND ADMIRAL SHARES*
 Return Before Taxes                     x.xx%          --             --
--------------------------------------------------------------------------------
LEHMAN BROTHERS GNMA BOND INDEX
 (reflects no deduction for fees,
 expenses, or taxes)                     x.xx%        x.xx         x.xx
================================================================================
*Average annual total returns from February 12, 2001--the inception date of the Admiral Shares--through December 31, 2002, were x.xx% for Vanguard GNMA Fund Admiral Shares and x.xx% for the Lehman Brothers GNMA Bond Index.
--------------------------------------------------------------------------------

22


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended January 31, 2003.

                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None           None
Purchase Fee:                                             None           None
Sales Charge (Load) Imposed on Reinvested Dividends:      None           None
Redemption Fee:                                           None*          None*

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.xx% 0.xx%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.xx%          0.xx%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.XX%          0.XX%
--------------------------------------------------------------------------------
*A $5 fee applies to wire redemptions under $5,000.
--------------------------------------------------------------------------------

     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

================================================================================
                        1 YEAR        3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Investor Shares          $xx           $xxx       $xxx        $xxx
Admiral Shares            xx            xxx        xxx         xxx
================================================================================


     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

================================================================================
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS           CONVERSION FEATURES
Dividends are declared daily and      Investor Shares--May be converted to
distributed on the first business      Admiral Shares if you meet certain
day of each month; capital gains, if   account balance and tenure requirements
any, are distributed annually in       Admiral Shares--May be converted to
December.                             Investor Shares if you are no longer
                                       eligible for Admiral Shares
INVESTMENT ADVISER
Wellington Management Company, LLP,   NEWSPAPER ABBREVIATION
Boston, Mass., since inception        Investor Shares--GNMA
                                      Admiral Shares--GNMAAdml
INCEPTION DATE
Investor Shares--June 27, 1980        VANGUARD FUND NUMBER
Admiral Shares--February 12, 2001     Investor Shares--36
                                      Admiral Shares--536
NET ASSETS (ALL SHARE CLASSES) AS OF
JANUARY 31, 2003                      CUSIP NUMBER
$X.XX billion                         Investor Shares--922031307
                                      Admiral Shares--922031794
SUITABLE FOR IRAS
Yes                                   TICKER SYMBOL
                                      Investor Shares--VFIIX
MINIMUM INITIAL INVESTMENT            Admiral Shares--VFIJX
 Investor Shares--$3,000; $1,000 for
IRAs and most custodial accounts for
minors
 Admiral Shares--$250,000
================================================================================

24

FUND PROFILE--
VANGUARD(R) LONG-TERM TREASURY FUND

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.


PRIMARY INVESTMENT STRATEGIES
The Fund invests at least 80% of its assets in U.S. Treasury investments, which include bills, bonds and notes issued by the U.S. Treasury. The Fund is expected to maintain a dollar-weighted average maturity of between 15 and 30 years. For more information, see "Security Selection" under MORE ON THE FUNDS.

PRIMARY RISK
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:
o Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be high for the Fund because it invests mainly in long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of shorter-term bonds.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown.

================================================================================

                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
--------------------------------------------------------------------------------
                                 1993 - x.xx%
                                 1994 - x.xx%
                                 1995 - x.xx%
                                 1996 - x.xx%
                                 1997 - x.xx%
                                 1998 - x.xx%
                                 1999 - x.xx%
                                 2000 - x.xx%
                                 2001 - x.xx%
                                 2002 - x.xx%
================================================================================
The year-to-date return as of the most recent calendar quarter, which ended Month dd, yyyy, was x.xx%.
================================================================================

     During the periods shown in the bar chart, the highest return for a calendar quarter was x.xx% (quarter ended month dd, yyyy), and the lowest return for a quarter was -x.xx% (quarter ended month dd, yyyy).

     The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index. To calculate the figures that present the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should note that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for Admiral Shares will differ.

     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.

     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.

     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

================================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                 PERIODS ENDED DECEMBER 31, 2002
                                          1 YEAR       5 YEARS         10 YEARS
-------------------------------------------------------------------------------
VANGUARD LONG-TERM TREASURY FUND
 INVESTOR SHARES
 Return Before Taxes                     x.xx%          x.xx%          x.xx%
 Return After Taxes on Distributions     x.xx           x.xx           x.xx
 Return After Taxes on Distributions
  and Sale of Fund Shares                x.xx           x.xx           x.xx
--------------------------------------------------------------------------------
VANGUARD LONG-TERM TREASURY FUND ADMIRAL SHARES*
 Return Before Taxes                     x.xx%            --             --
--------------------------------------------------------------------------------
LEHMAN BROTHERS LONG U.S. TREASURY BOND INDEX
 (reflects no deduction for fees, expenses,
  or taxes)                              x.xx%      x.xx%      x.xx%
--------------------------------------------------------------------------------
*Average annual total returns from February 12, 2001--the inception date of the Admiral Shares--through December 31, 2002, were x.xx% for Vanguard Long-Term Treasury Fund Admiral Shares and x.xx% for the Lehman Brothers Long U.S. Treasury Bond Index.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended January 31, 2003.

                                                       INVESTOR        ADMIRAL
                                                         SHARES         SHARES
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None           None
Purchase Fee:                                             None           None
Sales Charge (Load) Imposed on Reinvested Dividends:      None           None
Redemption Fee:                                           None*          None*

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                    0.xx% 0.xx%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.xx%          0.xx%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.XX%          0.XX%
--------------------------------------------------------------------------------
*A $5 fee applies to wire redemptions under $5,000.
--------------------------------------------------------------------------------

26

     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


================================================================================
                           1 YEAR          3 YEARS       5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Investor Shares             $xx             $xxx           $xxx         $xxx
Admiral Shares               xx              xxx            xxx          xxx
================================================================================

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

================================================================================
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS           CONVERSION FEATURES
Dividends are declared daily and      Investor Shares--May be converted to
distributed on the first business      Admiral Shares if you meet certain
day of each month; capital gains, if   account balance and tenure requirements
any, are distributed annually in       Admiral Shares--May be converted to
December.                             Investor Shares if you are no longer
                                       eligible for Admiral Shares
INVESTMENT ADVISER
The Vanguard Group, Valley Forge,     NEWSPAPER ABBREVIATION
Pa.,                                  Investor Shares--LTTsry
since inception                       Admiral Shares--LTsryAdml

INCEPTION DATE                        VANGUARD FUND NUMBER
Investor Shares--May 19, 1986         Investor Shares--83
Admiral Shares--February 12, 2001     Admiral Shares--583

NET ASSETS (ALL SHARE CLASSES) AS OF  CUSIP NUMBER
JANUARY 31, 2003                      Investor Shares--922031505
$X.XX billion                         Admiral Shares--922031786

SUITABLE FOR IRAS                     TICKER SYMBOL
Yes                                   Investor Shares--VUSTX
                                      Admiral Shares--VUSUX
MINIMUM INITIAL INVESTMENT
Investor Shares--$3,000; $1,000 for
 IRAs and most custodial accounts for
 minors
Admiral Shares--$250,000
================================================================================

FUND PROFILE--
VANGUARD(R) LONG-TERM CORPORATE FUND

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.

PRIMARY INVESTMENT STRATEGIES
The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be long-term corporate bonds and other corporate fixed income obligations. The Fund also invests to a limited extent in non-investment-grade and unrated fixed income securities, mainly long-term corporate bonds. High-quality bonds are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or another independent rating agency; medium-quality bonds are those rated the equivalent of Moody's Baa1, Baa2, or Baa3; non-investment-grade bonds are those rated the equivalent of Moody's Ba1 or below; and unrated bonds are those that are not rated by any independent rating agency. The Fund may invest in foreign bonds to a limited extent, so long as they are denominated in U.S. dollars. The Fund is expected to maintain a dollar-weighted average maturity of between 15 and 25 years. For more information, see "Security Selection" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:
o Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be high for the Fund because it invests mainly in long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of shorter-term bonds.
o Call risk, which is the chance that during periods of falling interest rates, issuers will call--or repay--higher-yielding securities that are callable before their maturity dates. The Fund would lose potential bond price appreciation and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. For mortgage-backed securities, this risk is known as prepayment risk. Prepayment/call risk is generally moderate for long-term bond funds.
o Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause bond prices to decline. Although the Fund invests a limited portion of its assets in low-quality bonds, credit risk should be low for the Fund because it invests mainly in bonds that are considered high-quality.
o Country risk, which is the chance that a country's economy will be hurt by political upheaval, financial troubles, or natural disasters.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown.

28


================================================================================
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
--------------------------------------------------------------------------------
                                 1993 - x.xx%
                                 1994 - x.xx%
                                 1995 - x.xx%
                                 1996 - x.xx%
                                 1997 - x.xx%
                                 1998 - x.xx%
                                 1999 - x.xx%
                                 2000 - x.xx%
                                 2001 - x.xx%
                                 2002 - x.xx%
================================================================================
The year-to-date return as of the most recent calendar quarter, which ended Month dd, yyyy, was x.xx%.
--------------------------------------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was x.xx% (quarter ended month dd, yyyy), and the lowest return for a quarter was -x.xx% (quarter ended month dd, yyyy).

     The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index. To calculate the figures that present the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should note that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for Admiral Shares will differ.

     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.

     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.

     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

================================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                 PERIODS ENDED DECEMBER 31, 2002
                                          1 YEAR       5 YEARS         10 YEARS
-------------------------------------------------------------------------------
VANGUARD LONG-TERM CORPORATE FUND
 INVESTOR SHARES
 Return Before Taxes                    x.xx%           x.xx%         x.xx%
 Return After Taxes on Distributions    x.xx           x.xx      x.xx
 Return After Taxes on Distributions
  and Sale of Fund Shares               x.xx                x.xx           x.xx
--------------------------------------------------------------------------------
VANGUARD LONG-TERM CORPORATE FUND
 ADMIRAL SHARES*
 Return Before Taxes                    x.xx%            --             --
--------------------------------------------------------------------------------
LEHMAN BROTHERS LONG CREDIT AA OR BETTER BOND INDEX
(reflects no deduction for fees, expenses,
 or taxes)                              x.xx%           x.xx%         x.xx%
--------------------------------------------------------------------------------
*Average annual total returns from February 12, 2001--the inception date of the Admiral Shares--through December 31, 2002, were x.xx% for Vanguard Long-Term Corporate Fund Admiral Shares and x.xx% for the Lehman Brothers Long Credit A or Better Bond Index.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended January 31, 2003.

                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None           None
Purchase Fee:                                             None           None
Sales Charge (Load) Imposed on Reinvested Dividends:      None           None
Redemption Fee:                                           None*          None*

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets) Management Expenses: 0.xx% 0.xx%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.xx%          0.xx%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.XX%          0.XX%
--------------------------------------------------------------------------------
*A $5 fee applies to wire redemptions under $5,000.
--------------------------------------------------------------------------------

     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

================================================================================
                       1 YEAR      3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Investor Shares         $xx         $xxx         $xxx        $xxx
Admiral Shares           xx          xxx          xxx         xxx
================================================================================


     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

30


================================================================================
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS           CONVERSION FEATURES
Dividends are declared daily and      Investor Shares--May be converted to
distributed on the first business      Admiral Shares if you meet certain
day of each month; capital gains, if   account balance and tenure requirements
any, are distributed annually in      Admiral Shares--May be converted to
December.                             Investor Shares if you are no longer
                                       eligible for Admiral Shares
INVESTMENT ADVISER
Wellington Management Company, LLP,   NEWSPAPER ABBREVIATION
Boston, Mass., since inception        Investor Shares--LTCorp
                                      Admiral Shares--LTCrpAdml
INCEPTION DATE
Investor Shares--July 9, 1973         VANGUARD FUND NUMBER
Admiral Shares--February 12, 2001     Investor Shares--28
                                      Admiral Shares--568
NET ASSETS (ALL SHARE CLASSES) AS OF
JANUARY 31, 2003                      CUSIP NUMBER
$X.XX billion                         Investor Shares--922031109
                                      Admiral Shares--922031778
SUITABLE FOR IRAS
Yes                                   TICKER SYMBOL
                                      Investor Shares--VWESX
MINIMUM INITIAL INVESTMENT            Admiral Shares--VWETX
 Investor Shares--$3,000; $1,000 for
IRAs and most custodial accounts for
minors
 Admiral Shares--$250,000
================================================================================

MORE ON THE FUNDS
This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] LOGO symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

     The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Note that each Fund's investment objective is not fundamental and may be changed without a shareholder vote.

MARKET EXPOSURE
The Funds invest mainly in bonds. As a result, they are subject to certain risks.

[FLAG] EACH FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE CHANCE THAT BOND
     PRICES OVERALL WILL DECLINE BECAUSE OF RISING INTEREST RATES. INTEREST RATE RISK SHOULD BE LOW FOR SHORT-TERM BOND FUNDS, MODERATE FOR INTERMEDIATE-TERM BOND FUNDS, AND HIGH FOR LONG-TERM BOND FUNDS.

 Changes in interest rates can affect bond income as well as bond prices.

[FLAG] EACH FUND IS SUBJECT TO INCOME RISK,  WHICH IS THE CHANCE THAT THE FUND'S
     DIVIDENDS (INCOME) WILL DECLINE BECAUSE OF FALLING INTEREST RATES. A FUND'S DIVIDENDS DECLINE WHEN INTEREST RATES FALL, BECAUSE ONCE RATES FALL, THE FUND MUST INVEST IN LOWER-YIELDING BONDS. INCOME RISK IS GENERALLY GREATEST FOR SHORT-TERM BOND FUNDS AND LEAST FOR LONG-TERM BOND FUNDS.

32


================================================================================
                                PLAIN TALK ABOUT
                            BONDS AND INTEREST RATES
As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds of comparable quality and maturity are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--you would probably have to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.

How mortgage-backed securities are different: In general, declining interest rates will not lift the prices of mortgage-backed securities--such as GNMAs--as much as the prices of comparable bonds. Why? Because when interest rates fall, the bond market tends to discount the prices of mortgage-backed securities for prepayment risk--the possibility that homeowners will refinance their mortgages at lower rates and cause the bonds to be paid off prior to maturity. In part to compensate for this "drag" on price, mortgage-backed securities tend to offer higher yields than other bonds of comparable credit quality and maturity.
================================================================================


     Although bonds are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly due to rising interest rates. For instance, prices of long-term bonds fell by almost 48% between December 1976 and September 1981.

     To illustrate the relationship between bond prices and interest rates, the following table shows the effect of a 1% and a 2% change (both up and down) in interest rates on three bonds of different maturities, each with a face value of $1,000.

================================================================================
                        HOW INTEREST RATE CHANGES AFFECT
                           THE VALUE OF A $1,000 BOND*
--------------------------------------------------------------------------------
                              AFTER A 1%  AFTER A 1%  AFTER A 2%   AFTER A 2%
TYPE OF BOND (MATURITY)        INCREASE    DECREASE    INCREASE     DECREASE
--------------------------------------------------------------------------------
Short-Term (2.5 years)
Intermediate-Term (10 years)     932                     870         1,156
Long-Term (20 years)             901        1,116        816         1,251
--------------------------------------------------------------------------------
*Assuming a 7% yield.
--------------------------------------------------------------------------------

     These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or any Fund in particular.

================================================================================
                                PLAIN TALK ABOUT
                                 BOND MATURITIES
A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than 1 year (short-term) to more than 30 years (long-term). Typically, the longer a bond's maturity, the more price risk you, as a bond investor, face as interest rates rise--but also the higher yield you could receive. Long-term bonds are more suitable for investors willing to take a greater risk of price fluctuations to get higher and more stable interest income; short-term bond investors should be willing to accept lower yields and greater income variability in return for less fluctuation in the value of their investment.
================================================================================

     While falling interest rates tend to strengthen bond prices, they can cause other sorts of problems for bond fund investors--bond calls and prepayments.

[FLAG] EACH FUND IS  SUBJECT  TO CALL  RISK,  WHICH IS THE  CHANCE  THAT  DURING
     PERIODS OF FALLING INTEREST RATES, ISSUERS WILL CALL--OR REPAY--HIGHER-YIELDING BONDS THAT ARE CALLABLE BEFORE THEIR MATURITY DATES. THE FUND WOULD LOSE POTENTIAL PRICE APPRECIATION AND WOULD BE FORCED TO REINVEST THE UNANTICIPATED PROCEEDS AT LOWER INTEREST RATES, RESULTING IN A DECLINE IN THE FUND'S INCOME.

     Call risk should be low for the Intermediate-Term Corporate Fund and the various Short- Term and Treasury Funds, and moderate for the Long-Term Corporate Fund.

     The Funds may also enter into mortgage-dollar roll transactions in which a Fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. These transactions simulate an investment in mortgage-backed securities with the potential to enhance returns and reduce administrative burdens when compared with holding mortgage-backed securities directly. These transaction may increase a Fund's portfolio turnover rate. Mortgage dollar rolls will be used only if consistent with a Fund's investment objective and risk profile.

================================================================================
                                PLAIN TALK ABOUT
                                 CALLABLE BONDS
Although bonds are issued with clearly defined maturities, a bond issuer may be able to redeem, or call, a bond earlier than its maturity date. The bondholder must now replace the called bond with a bond that may have a lower yield than the original. One way for bond investors to protect themselves against call risk is to purchase a bond early in its lifetime, long before its call date. Another way is to buy bonds with low coupons, which make them less likely to be called.
================================================================================

[FLAG] THE GNMA FUND IS SUBJECT TO  PREPAYMENT  RISK,  WHICH IS THE CHANCE  THAT
     DURING PERIODS OF FALLING INTEREST RATES, HOMEOWNERS WILL REFINANCE THEIR MORTGAGES BEFORE THEIR MATURITY DATES. THE FUND WOULD LOSE POTENTIAL PRICE APPRECIATION AND WOULD BE FORCED TO REINVEST THE UNANTICIPATED PROCEEDS AT LOWER INTEREST RATES, RESULTING IN A DECLINE IN THE FUND'S INCOME.

34


     Because the GNMA Fund invests most of its assets in mortgage-backed bonds, prepayment risk for the Fund is high.

[FLAG] EACH FUND,  EXCEPT FOR THE  TREASURY  FUNDS,  IS SUBJECT TO CREDIT  RISK,
     WHICH IS THE CHANCE THAT A BOND ISSUER WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

================================================================================
                                PLAIN TALK ABOUT
                                 CREDIT QUALITY
A bond's credit quality rating is an assessment of the issuer's ability to pay interest on the bond and, ultimately, to repay the principal. Credit quality is evaluated by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's) or through independent analysis conducted by a fund's adviser. The lower the rating, the greater the chance--in the rating agency's or adviser's opinion--that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Investment-grade bonds are those rated in one of the four highest ratings categories. A fund may treat an unrated bond as investment-grade if warranted by the adviser's analysis.
================================================================================

     In absolute terms, the credit quality of each Fund is high or upper-medium. In relative terms, the Short-Term Treasury, Intermediate-Term Treasury, and Long-Term Treasury Funds (which invest primarily in U.S. Treasury-issued securities) have the lowest credit risk--and generally the lowest yields--among the Funds. The following table shows the dollar-weighted average credit quality of each Fund's holdings, as rated by Moody's Investors Service, Inc., as of January 31, 2003.

================================================================================
FUND                                        AVERAGE QUALITY
--------------------------------------------------------------------------------
Short-Term Treasury                                x
Short-Term Federal                                 x
Short-Term Corporate                               x
Intermediate-Term Treasury                         x
Intermediate-Term Corporate                        x
GNMA                                               x
Long-Term Treasury                                 x
Long-Term Corporate                                x
================================================================================

     The following table details the Funds' credit quality policies, which apply at the time of investment, and illustrates the comparative credit risk encountered by an investor in each Fund. The Funds may hold on to bonds that are downgraded after purchase, even if they would no longer be eligible as new investments for a Fund.

=================================================================================================================
         CREDIT RATINGS OF THE FUNDS' INVESTMENTS (PERCENTAGE OF FUND ASSETS)
-----------------------------------------------------------------------------------------------------------------
                       ISSUED OR BACKED          HIGH OR                                                     NON-
                      BY U.S. GOV'T., ITS        HIGHEST             UPPER                            INVESTMENT-
                         AGENCIES, AND           QUALITY            MEDIUM             MEDIUM               GRADE
FUND                   INSTRUMENTALITIES        (NON-GOV'T.)       QUALITY            QUALITY          OR UNRATED
-----------------------------------------------------------------------------------------------------------------
Short-Term Treasury          100%                   0%                  0%                 0%                 0%
-----------------------------------------------------------------------------------------------------------------
Short-Term Federal           100%                   0%                  0%                 0%                  0%
-----------------------------------------------------------------------------------------------------------------
Short-Term Corporate                 --------At least 65%--------                     No more             No more
                                                                                     than 30%             than 5%
-----------------------------------------------------------------------------------------------------------------
Intermediate-Term            100%                   0%                  0%                 0%                  0%
Treasury
-----------------------------------------------------------------------------------------------------------------
Intermediate-Term                    --------At least 65%--------                     No more             No more
Corporate                                                                            than 30%             than 5%
-----------------------------------------------------------------------------------------------------------------
GNMA                         100%                   0%                  0%                 0%                  0%
-----------------------------------------------------------------------------------------------------------------
Long-Term Treasury           100%                   0%                  0%                 0%                  0%
-----------------------------------------------------------------------------------------------------------------
Long-Term Corporate                  --------At least 65%--------                     No more             No more
                                                                                     than 30%             than 5%
=================================================================================================================

     Each of the Corporate Funds may invest no more than 30% of its assets in medium-quality bonds, preferred stocks, and convertible securities and no more than 5% of its assets in non-investment-grade and unrated bonds, preferred stocks, and convertible securities.


================================================================================
                                PLAIN TALK ABOUT
                                 TYPES OF BONDS
Bonds are issued (sold) by many sources: Corporations issue corporate bonds; the federal government issues U.S. Treasury bonds; agencies of the federal government issue agency bonds; and mortgage holders issue "mortgage-backed" pass-through certificates, such as those issued by the Government National Mortgage Association (GNMA). Each issuer is responsible for paying back the bond's initial value as well as for making periodic interest payments.
================================================================================


     To a limited extent, the Corporate Funds are also exposed to event risk, which is the chance that corporate fixed income securities held by these Funds may suffer a substantial decline in credit quality and market value because of a restructuring of the companies that issued the securities.

[FLAG] EACH FUND IS  SUBJECT  TO  MANAGER  RISK,  WHICH IS THE  CHANCE  THAT THE
     ADVISERS WILL DO A POOR JOB OF SELECTING SECURITIES.

36

     To help you distinguish among the Funds and their various risks, the following summary table is provided.

================================================================================
                                               RISKS OF THE FUNDS
--------------------------------------------------------------------------------
                              INCOME      INTEREST      PREPAYMENT/     CREDIT
FUND                           RISK       RATE RISK      CALL RISK       RISK
--------------------------------------------------------------------------------
Short-Term Treasury            High         Low            Low        Very Low
Short-Term Federal             High         Low            Low        Very Low
Short-Term Corporate           High         Low            Low          Low
Intermediate-Term Treasury   Moderate    Moderate          Low        Very Low
Intermediate-Term Corporate  Moderate    Moderate          Low          Low
GNMA                         Moderate    Moderate         High        Very Low
Long-Term Treasury             Low         High            Low        Very Low
Long-Term Corporate            Low         High         Moderate        Low
================================================================================

SECURITY SELECTION
The grid below shows, at a glance, the types of financial instruments that may be purchased by each Fund. Explanations of each type of financial instrument follow the grid.

================================================================================
                            SHORT-,                        SHORT-,
                        INTERMEDIATE-,                 INTERMEDIATE-,
                         AND LONG-TERM    SHORT-TERM    AND LONG-TERM       GNMA
                        TREASURY FUNDS   FEDERAL FUND  CORPORATE FUNDS      FUND
--------------------------------------------------------------------------------
 Corporate Debt                                               .
 Obligations
--------------------------------------------------------------------------------
 U.S. Government &             .              .               .               .
 Agency Bonds
--------------------------------------------------------------------------------
 State & Municipal                                            .
 Bonds
--------------------------------------------------------------------------------
 Mortgage-Backed               .              .               .               .
 Securities
--------------------------------------------------------------------------------
 Cash Investments              .*             .*              .               .*
--------------------------------------------------------------------------------
 Futures, Options, and        .               .               .               .
 Other Derivatives
--------------------------------------------------------------------------------
 Asset-Backed                                 .               .
 Securities
--------------------------------------------------------------------------------
 International
 Dollar-Denominated                                           .
 Bonds
--------------------------------------------------------------------------------
 Preferred Stocks                                             .
--------------------------------------------------------------------------------
 Convertible                                                  .
 Securities
--------------------------------------------------------------------------------
 Collateralized
 Mortgage Obligations          .              .               .               .
 (CMOs)
--------------------------------------------------------------------------------
 Restricted or
 Illiquid Securities           .              .               .               .
 *Repurchase agreements only.
================================================================================

o Corporate debt obligations--usually called bonds--represent loans by an investor to a corporation.
o U.S. government and agency bonds represent loans by investors to the U.S. Treasury Department or a wide variety of governmental agencies and instrumentalities. Timely payment of principal and interest on U.S. Treasury bonds is always guaranteed by the full faith and credit of the U.S. government; many (but not all) agency bonds have the same guarantee.

o State and municipal bonds represent loans by an investor to a state or municipal government, or to one of their agencies or instrumentalities.
o Mortgage-backed securities represent an ownership interest in mortgage loans made by financial institutional to finance a borrower's real estate purchase. These loans are packaged by issuers for sale to investors. As the underlying mortgage loans are paid by borrowers, the investors receive payments of interest and principal.
o Cash investments is a blanket term that describes a variety of short-term fixed income investments, including money market instruments, commercial paper, bank certificates of deposit, banker's acceptances, and repurchase agreements. Repurchase agreements represent short-term (normally overnight) loans by a Fund to commercial banks or large securities dealers. The Treasury Funds, the GNMA Fund, and the Short-Term Federal Fund may invest only in repurchase agreements that are collateralized by U.S. Treasury or U.S. government agency securities.
o Futures, options, and other derivatives may represent up to 20% of a Fund's total assets. These investments may be in bond futures contracts, options, credit swaps, interest rate swaps, and other types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for other types of derivatives. For this reason, the Funds will not use futures, options, or other derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment.

     The reasons for which a Fund may invest in futures and other derivatives include:
o To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in bonds.
o To reduce the Fund's transaction costs, for hedging purposes, or to add value when these instruments are favorably priced.

[FLAG] EACH FUND MAY INVEST,  TO A LIMITED EXTENT,  IN DERIVATIVES.  DERIVATIVES
     MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, THOSE OF TRADITIONAL INVESTMENTS.

================================================================================
                                PLAIN TALK ABOUT
                                   DERIVATIVES
A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily.
Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
================================================================================


o Asset-backed securities are bonds that represent partial ownership in pools of consumer or commercial loans--most often credit card, automobile, or trade receivables. Asset-backed securities, which can be types of corporate fixed income obligations, are issued by entities formed solely for that purpose, but their value ultimately depends on repay-

38

     ments by underlying borrowers. A primary risk of asset-backed securities is that their maturity is difficult to predict and driven by borrowers' prepayments.
o International dollar-denominated bonds are bonds denominated in U.S. dollars issued by foreign governments and companies. To the extent that a Fund owns foreign bonds, it is subject to country risk. Because the bond's value is designated in dollars rather than in the currency of the issuer's country, the Fund is not exposed to currency risk; rather, the issuer assumes the risk, usually to attract American investors.

[FLAG] EACH OF THE  CORPORATE  FUNDS IS SUBJECT TO  COUNTRY  RISK,  WHICH IS THE
     CHANCE THAT A COUNTRY'S ECONOMY WILL BE HURT BY POLITICAL UPHEAVAL, FINANCIAL TROUBLES, OR NATURAL DISASTERS.

o Preferred stocks distribute set dividends from the issuer. The preferred-stock holder's claim on the issuer's income and assets ranks before that of common-stock holders, but after that of bondholders.
o Convertible securities are bonds or preferred stocks that are convertible into, or exchangeable for, common stocks.
o Collateralized mortgage obligations (CMOs) are special bonds that are collateralized by mortgages or mortgage pass-through securities. Cash flow rights on underlying mortgages--the rights to receive principal and interest payments--are divided up and prioritized to create short-, intermediate-, and long-term bonds. CMOs rely on assumptions about the timing of cash flows on the underlying mortgages, including expected prepayment rates. The primary risk of a CMO is that these assumptions are wrong, which would either shorten or lengthen the bond's maturity. Each Fund will invest only in CMOs that are believed to be consistent with its maturity and credit-quality standards.
o Illiquid securities are securities that the Fund may not be able to sell in the ordinary course of business. The Fund may invest up to 15% of its net assets in these securities. Restricted securities are a special type of illiquid security; these securities have not been publicly issued and legally can be resold only to qualified institutional buyers. From time to time, the board of trustees may determine that particular restricted securities are NOT illiquid, and those securities may then be purchased by the Fund without limit.


     The Funds are generally managed without regard to tax ramifications. Each Fund invests at least 80% of its net assets, which includes borrowings for investment purposes, in the type of investments suggested by its name.

TEMPORARY INVESTMENT MEASURES
Each Fund may temporarily depart from its normal investment policies--for instance, by allocating substantial assets to cash investments--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.

================================================================================
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING
Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
================================================================================

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
o Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
o Each Vanguard fund (other than the money market funds) limits the number of times that an investor can exchange into and out of the fund.
o    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.

See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.


     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

TURNOVER RATE
Although the Funds normally seek to invest for the long term, each Fund may sell securities regardless of how long they have been held. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Funds. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period. Shorter-term bonds will mature or be sold--and need to be replaced--more frequently than longer-term bonds. As a result, shorter-term bond funds tend to have higher turnover rates than longer-term bond funds.

================================================================================
                                PLAIN TALK ABOUT
                                  TURNOVER RATE
Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income.
================================================================================

40


THE FUNDS AND VANGUARD
Each Fund is a member of The Vanguard Group, a family of 35 investment companies with more than 100 funds holding assets in excess of $550 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

================================================================================
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE
The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
================================================================================

INVESTMENT ADVISERS
Two investment advisers manage the Funds, subject to the supervision and oversight of the trustees and officers of the Funds. Wellington Management Company, LLP, serves as the adviser to the GNMA and Long-Term Corporate Funds. The Vanguard Group, through its Fixed Income Group, serves as the adviser to the other Funds.

     Wellington Management Company, LLP, 75 State Street, Boston, MA 02109, is an investment advisory firm founded in 1928. As of January 31, 2003, Wellington Management managed about $XXX billion in assets, including all or part of XX Vanguard funds. The firm's advisory fee is paid quarterly and is based on certain annual percentage rates applied to the Funds' average month-end net assets for each quarter. Please consult the Funds' Statement of Additional Information for a complete explanation of how advisory fees are calculated.

     The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as adviser to the remaining Funds offered in this prospectus through its Fixed Income Group. As of January 31, 2003, Vanguard served as adviser for about $XXX billion in assets.

     For the fiscal year ended January 31, 2003, the advisory expenses or fees for each Fund (with the exception of the Long-Term Corporate Fund) represented an effective annual rate of 0.xx% of each Fund's average net assets. For the Long-Term Corporate Fund, the advisory expenses represented an effective annual rate of 0.xx% of its average net assets.

     The advisers are authorized to choose broker-dealers to handle the purchase and sale of the Funds' securities and to seek to obtain the best available price and most favorable execution for all transactions. In the interest of obtaining better execution of a transaction, the advisers may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the advisers is authorized to choose a broker who, in addition to executing the transaction, will provide brokerage or research services to the advisers. Also, the board of trustees may direct the advisers to use a particular broker for certain transactions in exchange for commission rebates paid to the adviser as well as brokerage or research services provided to the advisers.


================================================================================
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISERS
The managers primarily responsible for overseeing the investments for the Short-Term Treasury, Short-Term Federal, Short-Term Corporate, Intermediate-Term Treasury, Intermediate-Term Corporate, and Long-Term Treasury Funds are:

IAN A. MACKINNON, Managing Director of Vanguard and head of Vanguard's Fixed Income Group. He has worked in investment management since 1974 and has had primary responsibility for Vanguard's internal fixed-income policy and strategy since joining the company in 1981. Education: B.A., Lafayette College; M.B.A., Pennsylvania State University.

ROBERT F. AUWAERTER, Principal of Vanguard. He has managed portfolio investments since 1979; has been with Vanguard since 1981; has managed the Intermediate-Term Corporate Fund since inception; and has managed the Short-Term Corporate Fund since 1983. Education: B.S., University of Pennsylvania; M.B.A., Northwestern University.

JOHN W. HOLLYER, Principal of Vanguard. He has worked in investment management since 1987; has managed portfolio investments for Vanguard since joining the company in 1989; and has managed the Short-Term Federal Fund since 1996.
Education: B.S., University of Pennsylvania.

DAVID R. GLOCKE, Principal of Vanguard. He has worked in investment management since 1991; has managed portfolio investments since joining Vanguard in 1997; and has managed the Short-Term Treasury Fund since 2000 and the Intermediate-Term Treasury and Long-Term Treasury Funds since April 2001.
Education: B.S., University of Wisconsin.

The managers primarily responsible for overseeing the investments for the GNMA and Long-Term Corporate Funds are:

PAUL D. KAPLAN, Senior Vice President and Partner of Wellington Management Company, LLP. He has worked in investment management since 1974; has been with Wellington Management since 1978; and has managed the GNMA Fund since 1994.
Education: B.S., Dickinson College; M.S., The Sloan School of Management, Massachusetts Institute of Technology.

EARL E. MCEVOY, Senior Vice President and Partner of Wellington Management Company, LLP. He has worked in investment management since 1972; has managed portfolio investments for Wellington Management since 1978; and has managed the Long-Term Corporate Fund since 1994. Education: B.A., Dartmouth College and M.B.A., Columbia Business School.
================================================================================


     Under the terms of an SEC exemptive order, the board of trustees may, without prior approval from shareholders, change the terms of the GNMA and Long-Term Corporate Funds' advisory agreements or hire a new investment adviser for these Funds--either as a replacement for the existing adviser or as an additional adviser. Any significant change in the Funds' advisory arrangements will be communicated to shareholders in writing. As the Funds' sponsor and overall manager, Vanguard may provide additional investment advisory

42


services to the GNMA and Long-Term Corporate Funds, on an at-cost basis, at any time.

DIVIDENDS, CAPITAL GAINS, AND TAXES
FUND DISTRIBUTIONS
Each Fund distributes to shareholders virtually all of its net income (interest and dividends,) as well as any capital gains realized from the sale of its holdings. The Fund's income dividends accrue daily and are distributed on the first business day of every month; capital gains distributions generally occur in December. In addition, the Funds may occasionally be required to make supplemental distributions at some other time during the year. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

================================================================================
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS
As a shareholder, you are entitled to your portion of a fund's income from interest, as well as gains from the sale of investments. Income consists of interest the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year. You receive the fund's earnings as either a dividend or capital gains distribution.
================================================================================

BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
o Distributions are taxable to you for federal income tax purposes, whether or not you reinvest these amounts in additional Fund shares.
o Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
o Any dividend and short-term capital gains distributions that you receive are taxable to you as ordinary income for federal income tax purposes.
o Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
o Capital gains distributions may vary considerably from year to year as a result of the Funds' normal investment activities and cash flows.
o A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
o Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes. Depending on your state's rules, however, any dividends attributable to interest earned on direct obligations of the U.S. government may be exempt from state and local taxes. Vanguard will notify you each year how much, if any, of your dividends may qualify for this exemption.

o Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.


GENERAL INFORMATION
BACKUP WITHHOLDING. By law, Vanguard must withhold 30% of any taxable distributions or redemptions from your account if you do not: n Provide us with your correct taxpayer identification number; n Certify that the taxpayer identification number is correct; and n Confirm that you are not subject to backup withholding. Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at www.vanguard.com and review "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.
INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

================================================================================
                                PLAIN TALK ABOUT
                             "BUYING A CAPITAL GAIN"
Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a capital gains distribution, because doing so can cost you money in taxes. This is known as "buying a capital gain." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a capital gain," check a fund's distribution schedule before you invest.
================================================================================

44


SHARE PRICE
Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

     Debt securities held by a Vanguard fund are valued based on information furnished by an independent pricing service or market quotations. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.

     When pricing-service information or reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with bonds as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities.

     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

FINANCIAL HIGHLIGHTS
The following financial highlights tables are intended to help you understand each Fund's financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by
PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual reports to shareholders. You may have these annual reports sent to you without charge by contacting Vanguard.

================================================================================
                                PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLES
This explanation uses the Short-Term Treasury Fund Fund's Investor Shares as an example. The Investor Shares began fiscal year 2003 with a net asset value (price) of $0.00 per share. During the year, each Investor Share earned $0.00 from investment income (interest and dividends) and $0.00 from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $0.00 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the year was $0.00, reflecting earnings of $0.00 per share and dividend and capital gains of $0.00 per share. This was an increase of $0.XX per share (from $0.00 at the beginning of the year to $0.00 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was 00% for the year.

As of January 31, 2003, the Investor Shares had $00 in net assets. For the year, the expense ratio was 00% ($0.00 per $1,000 of net assets), and the net investment income amounted to 00% of average net assets. The Fund sold and replaced securities valued at 00% of its net assets.
================================================================================

SHORT-TERM TREASURY FUND INVESTOR SHARES
===========================================================================================================
                                                                          YEAR ENDED JANUARY 31,
-----------------------------------------------------------------------------------------------------------
                                                   2003         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR               $10.54       $10.35       $ 9.94       $10.37       $10.27
-----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                          .508         .596         .534         .545
 Net Realized and Unrealized Gain
  (Loss) on Investments                                         .195         .410        (.413)        .122
-----------------------------------------------------------------------------------------------------------
 Total from Investment Operations                               .703        1.006         .121         .667
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                          (.508)       (.596)       (.534)       (.545)
 Distributions from Realized Capital Gains                     (.005)          --        (.017)       (0.22)
-----------------------------------------------------------------------------------------------------------
 Total Distributions                                  x        (.513)       (.596)       (.551)       (.567)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                          x       $10.54       $10.35        $9.94       $10.37
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          x        6.93%       10.45%        1.20%        6.66%
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)                   x       $1,407       $1,213       $1,177       $1,197
 Ratio of Total Expenses to
  Average Net Assets                                  x        0.29%        0.27%        0.27%        0.27%
 Ratio of Net Investment Income to
  Average Net Assets                                  x        4.82%        5.91%        5.27%        5.27%
 Turnover Rate                                        x         102%         296%         124%         132%
===========================================================================================================

SHORT-TERM TREASURY FUND ADMIRAL SHARES
================================================================================
                                                YEAR ENDED     FEB. 13, 2001* TO
                                             JAN. 31, 2003         JAN. 31, 2002
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     x               $10.34
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                   x                 .502
 Net Realized and Unrealized Gain
 (Loss) on Investments                                   x                 .205
--------------------------------------------------------------------------------
 Total from Investment Operations                        x                 .707
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                    x                (.502)
 Distributions from Realized Capital Gains               x                (.005)
--------------------------------------------------------------------------------
 Total Distributions                                     x                (.507)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           x               $10.54
--------------------------------------------------------------------------------
TOTAL RETURN                                             x                6.97%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                    x               $1,257
 Ratio of Total Expenses to Average Net Assets           x              0.15%**
 Ratio of Net Investment Income to Average Net Assets    x              4.73%**
 Turnover Rate                                           x                 102%
--------------------------------------------------------------------------------
 *Inception.
**Annualized.


SHORT-TERM FEDERAL FUND INVESTOR SHARES
===========================================================================================================
                                                                        YEAR ENDED JANUARY 31,
-----------------------------------------------------------------------------------------------------------
                                                   2003         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                    x       $10.28        $9.85       $10.26       $10.19
-----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                x         .533         .608         .567         .581
 Net Realized and Unrealized Gain
  (Loss) on Investments                               x         .220         .430        (.410)        .070
-----------------------------------------------------------------------------------------------------------
 Total from Investment Operations                     x         .753        1.038         .157         .651
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 x        (.533)       (.608)       (.567)       (.581)
 Distributions from Realized Capital Gains            x           --           --           --           --
-----------------------------------------------------------------------------------------------------------
 Total Distributions                                           (.533)       (.608)       (.567)       (.581)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                          x       $10.50       $10.28        $9.85       $10.26
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          x        7.48%       10.91%        1.59%        6.57%
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL  DATA
 Net Assets, End of Year (Millions)                   x       $1,821       $1,544       $1,478       $1,644
 Ratio of Total Expenses to
  Average Net Assets                                  x        0.31%        0.28%        0.27%        0.27%
 Ratio of Net Investment Income to
  Average Net Assets                                  x        5.07%        6.10%        5.64%        5.68%
 Turnover Rate                                        x          80%        169%           93%        107%
===========================================================================================================

SHORT-TERM FEDERAL FUND ADMIRAL SHARES
================================================================================
                                                YEAR ENDED     FEB. 12, 2001* TO
                                              JAN. 31,2003         JAN. 31, 2002
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     x               $10.28
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                   x                 .519
 Net Realized and Unrealized Gain
 (Loss) on Investments                                   x                 .220
--------------------------------------------------------------------------------
 Total from Investment Operations                        x                 .739
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                    x                (.519)
 Distributions from Realized Capital Gains               x                   --
--------------------------------------------------------------------------------
 Total Distributions                                     x                (.519)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           x               $10.50
--------------------------------------------------------------------------------
TOTAL RETURN                                             x                7.34%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                    x                 $380
 Ratio of Total Expenses to Average Net Assets           x              0.24%**
 Ratio of Net Investment Income to Average Net Assets    x               4.96**
Turnover Rate                                            x                  80%
================================================================================
 *Inception.
**Annualized.


SHORT-TERM CORPORATE FUND INVESTOR SHARES
===========================================================================================================
                                                                          YEAR ENDED JANUARY 31,
-----------------------------------------------------------------------------------------------------------
                                                   2003         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR               $10.82       $10.76       $10.49       $10.86       $10.87
-----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                x         .666         .712         .660         .660
 Net Realized and Unrealized Gain
  (Loss) on Investments                               x         .060         .270        (.370)        .010
-----------------------------------------------------------------------------------------------------------
 Total from Investment Operations                     x         .726         .982         .290         .650
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 x        (.666)       (.712)       (.660)       (.660)
 Distributions from Realized Capital Gains            x           --           --           --
-----------------------------------------------------------------------------------------------------------
 Total Distributions                                  x        (.666)       (.712)       (.660)       (.660)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                          x       $10.82       $10.76       $10.49       $10.86
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          x        6.92%        9.74%        2.77%        6.16%
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)                   x       $7,611       $7,442       $6,731       $5,529
 Ratio of Total Expenses to
  Average Net Assets                                  x        0.24%        0.24%        0.25%        0.27%
 Ratio of Net Investment Income to
  Average Net Assets                                  x        6.18%        6.76%        6.21%        6.08%
 Turnover Rate                                        x          69%          54%          52%          46%
===========================================================================================================

48


SHORT-TERM CORPORATE FUND ADMIRAL SHARES
================================================================================
                                                YEAR ENDED     FEB. 12, 2001* TO
                                              JAN. 31, 2003        JAN. 31, 2002
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     x               $10.73
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                   x                 .649
 Net Realized and Unrealized Gain
 (Loss) on Investments                                   x                 .090
--------------------------------------------------------------------------------
 Total from Investment Operations                        x                 .739
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                    x                (.649)
 Distributions from Realized Capital Gains               x                   --
--------------------------------------------------------------------------------
 Total Distributions                                     x                (.649)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           x               $10.82
--------------------------------------------------------------------------------
TOTAL RETURN                                             x                 7.04%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                    x                $1,816
 Ratio of Total Expenses to Average Net Assets           x               0.18%**
 Ratio of Net Investment Income to Average Net Assets    x               6.03%**
 Turnover Rate                                           x                   69%
================================================================================
 *Inception.
**Annualized.


INTERMEDIATE-TERM TREASURY FUND INVESTOR SHARES
===========================================================================================================
                                         YEAR ENDED JANUARY 31,
-----------------------------------------------------------------------------------------------------------
                                                   2002         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                    x       $10.94       $10.03       $11.16       $10.80
-----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                x         .620         .649         .625         .630
 Net Realized and Unrealized Gain
  (Loss) on Investments                               x         .090         .910       (1.130)        .360
-----------------------------------------------------------------------------------------------------------
 Total from Investment Operations                     x         .710        1.559        (.505)        .990
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 x        (.620)       (.649)       (.625)      (.630)
 Distributions from Realized Capital Gains            x           --           --           --
-----------------------------------------------------------------------------------------------------------
 Total Distributions                                           (.620)       (.649)       (.625)       (.630)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                          x       $11.03       $10.94       $10.03       $11.16
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          x        6.62%       16.07%       -4.59%        9.44%
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)                   x       $1,976       $1,795       $1,652       $1,876
 Ratio of Total Expenses to
  Average Net Assets                                  x        0.29%        0.28%        0.27%        0.27%
 Ratio of Net Investment Income to
  Average Net Assets                                  x        5.60%        6.25%        5.96%        5.76%
 Turnover Rate                                        x          33%          56%          66%          63%
===========================================================================================================

INTERMEDIATE-TERM TREASURY FUND ADMIRAL SHARES
================================================================================
                                                YEAR ENDED     FEB. 12, 2001* TO
                                             JAN. 31, 2003         JAN. 31, 2002
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     x               $10.94
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                   x                 .614
 Net Realized and Unrealized Gain
 (Loss) on Investments                                   x                 .090
--------------------------------------------------------------------------------
 Total from Investment Operations                        x                 .704
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                    x                (.614)
 Distributions from Realized Capital Gains               x                   --
--------------------------------------------------------------------------------
 Total Distributions                                     x                (.614)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           x                $11.03
--------------------------------------------------------------------------------
TOTAL RETURN                                             x                 6.57%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                    x                $1,732
 Ratio of Total Expenses to Average Net Assets           x               0.15%**
 Ratio of Net Investment Income to Average Net Assets    x               5.65%**
 Turnover Rate                                           x                   33%
================================================================================
 *Inception.
**Annualized.


INTERMEDIATE-TERM CORPORATE FUND INVESTOR SHARES
===========================================================================================================
                                                                         YEAR ENDED JANUARY 31,
-----------------------------------------------------------------------------------------------------------
                                                   2002         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR               $ 9.76       $ 9.62       $ 9.13       $10.07       $10.03
-----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                x         .630         .664         .623         .627
 Net Realized and Unrealized Gain
  (Loss) on Investments                               x         .142         .490        (.894)        .122
-----------------------------------------------------------------------------------------------------------
 Total from Investment Operations                     x         .772        1.154        (.271)        .749
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 x        (.630)       (.664)       (.623)       (.627)
 Distributions from Realized Capital Gains            x        (.002)          --        (.046)       (.082)
-----------------------------------------------------------------------------------------------------------
 Total Distributions                                           (.632)       (.664)       (.669)       (.709)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                          x       $ 9.76        $9.62        $9.13       $10.07
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          x        8.23%       13.20%       -2.70%        7.73%
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL  DATA
 Net Assets, End of Year (Millions)                   x       $2,075       $2,070       $1,475       $1,234
 Ratio of Total Expenses to
  Average Net Assets                                  x        0.21%        0.22%        0.25%        0.27%
 Ratio of Net Investment Income to
  Average Net Assets                                  x        6.99%        7.17%        6.60%        6.25%
 Turnover Rate                                        x         118%          85%          67%          71%
===========================================================================================================

50


INTERMEDIATE-TERM CORPORATE FUND ADMIRAL SHARES
================================================================================
                                                YEAR ENDED     FEB. 12, 2001* TO
                                             JAN. 31, 2003         JAN. 31, 2002
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     x                $9.60
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                   x                 .616
 Net Realized and Unrealized Gain
 (Loss) on Investments                                   x                 .162
--------------------------------------------------------------------------------
 Total from Investment Operations                        x                 .778
--------------------------------------------------------------------------------
DISTRIBUTIONS
Dividends from Net Investment Income x (.616)
 Distributions from Realized Capital Gains               x                (.002)
--------------------------------------------------------------------------------
 Total Distributions                                     x                (.618)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           x                $9.76
--------------------------------------------------------------------------------
TOTAL RETURN                                             x                 8.29%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                    x                 $731
 Ratio of Total Expenses to Average Net Assets           x               0.13%**
 Ratio of Net Investment Income to Average Net Assets    x               6.47%**
 Turnover Rate                                           x                  118%
--------------------------------------------------------------------------------
 *Inception.
**Annualized.


GNMA FUND INVESTOR SHARES
===========================================================================================================
                                                                        YEAR ENDED JANUARY 31,
-----------------------------------------------------------------------------------------------------------
                                                   2003         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                    x       $10.35       $ 9.71       $10.47       $10.48
-----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                x         .650         .685         .669         .687
 Net Realized and Unrealized Gain
  (Loss) on Investments                               x         .090         .640        (.760)        .002
-----------------------------------------------------------------------------------------------------------
 Total from Investment Operations                     x         .740        1.325        (.091)        .689
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 x        (.650)       (.685)       (.669)       (.687)
 Distributions from Realized Capital Gains            x          --            --           --        (.012)
-----------------------------------------------------------------------------------------------------------
 Total Distributions                                           (.650)       (.685)       (.669)       (.699)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                          x       $10.44       $10.35       $ 9.71       $10.47
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          x         7.35%      14.12%       -0.89%        6.79%
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)                   x      $15,839      $14,378      $12,228      $11,354
 Ratio of Total Expenses to
  Average Net Assets                                  x        0.25%        0.27%        0.27%        0.30%
 Ratio of Net Investment Income to
  Average Net Assets                                  x        6.24%        6.85%        6.63%        6.56%
 Turnover Rate                                        x           8%           8%           5%           7%
===========================================================================================================

GNMA FUND ADMIRAL SHARES
================================================================================
                                                YEAR ENDED     FEB. 12, 2001* TO
                                             JAN. 31, 2003         JAN. 31, 2002
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     x               $10.32
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                   x                 .631
 Net Realized and Unrealized Gain
  (Loss) on Investments                                  x                 .120
--------------------------------------------------------------------------------
 Total from Investment Operations                        x                 .751
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                    x                (.631)
 Distributions from Realized Capital Gains               x                   --
--------------------------------------------------------------------------------
 Total Distributions                                     x                (.631)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           x               $10.44
--------------------------------------------------------------------------------
TOTAL RETURN                                             x                 7.47%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                    x                $3,605
 Ratio of Total Expenses to Average Net Assets           x               0.19%**
 Ratio of Net Investment Income to Average Net Assets    x               6.17%**
 Turnover Rate                                           x                    8%
================================================================================
 *Inception.
**Annualized.


LONG-TERM TREASURY FUND INVESTOR SHARES
===========================================================================================================
                                           YEAR ENDED JANUARY 31,
-----------------------------------------------------------------------------------------------------------
                                                   2003         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                    x       $10.88       $ 9.74       $11.42       $10.79
-----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                x         .601         .621         .611         .629
 Net Realized and Unrealized Gain
  (Loss) on Investments                               x        (.040)       1.140       (1.560)        .630
-----------------------------------------------------------------------------------------------------------
 Total from Investment Operations                     x         .561        1.761        (.949)       1.259
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 x        (.601)       (.621)       (.611)       (.629)
 Distributions from Realized Capital Gains            x           --           --        (.120)          --
-----------------------------------------------------------------------------------------------------------
 Total Distributions                                  x        (.601)       (.621)       (.731)       (.629)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END  OF YEAR                         x       $10.84       $10.88       $ 9.74       $11.42
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          x        5.26%       18.57%       -8.41%       12.02%
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL  DATA
 Net Assets, End of Year (Millions)                   x       $1,363       $1,365       $1,178       $1,450
 Ratio of Total Expenses to
  Average Net Assets                                  x        0.29%        0.29%        0.28%        0.27%
 Ratio of Net Investment Income to
  Average Net Assets                                  x        5.52%        6.00%        5.98%        5.69%
 Turnover Rate                                        x          64%          49%          43%          22%
===========================================================================================================

52


LONG-TERM TREASURY FUND ADMIRAL SHARES
================================================================================
                                                YEAR ENDED     FEB. 12, 2001* TO
                                             JAN. 31, 2003         JAN. 31, 2002
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     x               $10.92
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                   x                 .597
 Net Realized and Unrealized Gain
 (Loss) on Investments                                   x                (.080)
--------------------------------------------------------------------------------
 Total from Investment Operations                        x                 .517
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                    x                (.597)
 Distributions from Realized Capital Gains               x                   --
--------------------------------------------------------------------------------
 Total Distributions                                     x                (.597)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           x               $10.84
--------------------------------------------------------------------------------
TOTAL RETURN                                             x                 4.93%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                    x                  $532
 Ratio of Total Expenses to Average Net Assets           x               0.15%**
 Ratio of Net Investment Income to Average Net Assets    x               5.60%**
 Turnover Rate                                           x                   64%
--------------------------------------------------------------------------------
 *Inception.
**Annualized.


LONG-TERM CORPORATE FUND INVESTOR SHARES
===========================================================================================================
                                                                        YEAR ENDED JANUARY 31,
-----------------------------------------------------------------------------------------------------------
                                                   2003         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                    x        $8.63        $8.08        $9.38        $9.32
-----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                x         .562         .573         .561         .582
 Net Realized and Unrealized Gain
  (Loss) on Investments                               x         .130         .550       (1.245)        .266
-----------------------------------------------------------------------------------------------------------
 Total from Investment Operations                     x         .692        1.123        (.684)        .848
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 x        (.562)       (.573)       (.561)       (.582)
 Distributions from Realized Capital Gains            x           --           --        (.055)       (.206)
-----------------------------------------------------------------------------------------------------------
 Total Distributions                                  x        (.562)       (.573)       (.616)       (.788)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                          x        $8.76        $8.63        $8.08        $9.38
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          x        8.26%       14.52%       -7.40%        9.52%
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL  DATA
 Net Assets, End of   Year (Millions)                 x       $3,611       $3,820       $3,681       $4,232
 Ratio of Total Expenses to
  Average Net Assets                                  x        0.32%        0.30%        0.30%        0.30%
 Ratio of Net Investment Income to
  Average Net Assets                                  x        6.48%        7.02%        6.59%        6.26%
 Turnover Rate                                        x          39%          17%           7%          43%
===========================================================================================================

LONG-TERM CORPORATE FUND ADMIRAL SHARES
================================================================================
                                                YEAR ENDED     FEB. 12, 2001* TO
                                              JAN. 31,2003         JAN. 31, 2002
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     x                $8.60
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                   x                 .551
 Net Realized and Unrealized Gain
 (Loss) on Investments                                   x                 .160
--------------------------------------------------------------------------------
 Total from Investment Operations                        x                 .711
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                    x                (.551)
 Distributions from Realized Capital Gains               x
--------------------------------------------------------------------------------
 Total Distributions                                     x                (.551)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           x                $8.76
--------------------------------------------------------------------------------
TOTAL RETURN                                             x                 8.50%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                    x                  $435
 Ratio of Total Expenses to Average Net Assets           x               0.24%**
 Ratio of Net Investment Income to Average Net Assets    x               6.55%**
 Turnover Rate                                           x                   39%
================================================================================

 *Inception.
**Annualized.

54


================================================================================
INVESTING WITH VANGUARD
This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, Investing Made Easy, provides information that will help individual investors make the most of their relationship with Vanguard. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions at the end of this section.

                                  BUYING SHARES
                                CONVERTING SHARES
                                REDEEMING SHARES
                                EXCHANGING SHARES
                           OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                               CONTACTING VANGUARD
================================================================================

BUYING SHARES
ACCOUNT MINIMUMS FOR INVESTOR SHARES
TO OPEN AND MAINTAIN AN ACCOUNT: $3,000 for regular accounts; $1,000 for IRAs and most custodial accounts for minors.
TO ADD TO AN EXISTING ACCOUNT: $100 by mail, exchange, or Fund Express; $1,000 by wire.
     Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.

ACCOUNT MINIMUMS FOR ADMIRAL SHARES
TO OPEN AND MAINTAIN AN ACCOUNT: $250,000 for new investors; $150,000 or $50,000 for existing investors who are eligible to convert Investor Shares into Admiral Shares (see Converting Shares). Institutional clients should contact Vanguard for information on special rules that may apply to them.
TO ADD TO AN EXISTING ACCOUNT: $100 by mail, exchange, or Fund Express; $1,000 by wire.

HOW TO BUY SHARES
ONLINE: You can open certain types of accounts or buy shares in an existing account through our website at www.vanguard.com.
BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group--Fund number. For a list of Fund numbers and addresses, see Contacting Vanguard.
BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard/(R)/ fund. See Exchanging Shares and Other Rules You Should Know.

BY WIRE: Call Vanguard to purchase shares by wire. See Contacting Vanguard.
BY FUND EXPRESS/(R)/ (AUTOMATIC OR SPECIAL PURCHASES): You can purchase shares by electronically transferring money from a previously designated bank account. To establish this option, you must complete a special form or the appropriate section of your account registration.

YOUR PURCHASE PRICE
ONLINE, BY CHECK (ALL FUNDS OTHER THAN MONEY MARKET FUNDS),  BY EXCHANGE,  OR BY
WIRE: You buy shares at a fund's NAV determined as of your TRADE DATE. For all Vanguard funds, purchases received at Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) receive a trade date of the same day, and purchases received after that time receive a trade date of the first business day following the date of receipt.
BY CHECK (FOR MONEY MARKET FUNDS ONLY): For check purchased received at Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), the trade date is the first business day following the date of receipt. For purchases received after that time, the trade date is the second business day following the date of receipt. Money market instruments can be purchased only with federal funds, and it takes a mutual fund one business day to convert check proceeds into federal funds.
BY FUND EXPRESS: For all Vanguard funds, Fund Express instructions received at Vanguard before the close of regular trading on the Exchange will result in a purchase that occurs on and receives a trade date of the next business day (two business days later for money market funds).

EARNING DIVIDENDS
You begin earning dividends on the next business day after your trade date. When buying money market fund shares through a federal funds wire, however, you can begin earning dividends immediately by notifying Vanguard before 10:45 a.m. (2 p.m. for Vanguard/(R)/ Prime Money Market Fund), Eastern time, that you intend to make a wire purchase that day.

PURCHASE RULES YOU SHOULD KNOW
*ADMIRAL SHARES. Please note that Admiral Shares are NOT available to:
o    SIMPLE IRAs and 403(b)7 custodial accounts;
o Other retirement plan accounts receiving special administrative services from Vanguard; or
o    Accounts  maintained  by  financial   intermediaries,   except  in  limited
     circumstances.

*CHECK PURCHASES. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. Vanguard does not accept cash, traveler's checks, or money orders. In addition,

56


to protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
*NEW ACCOUNTS. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right to close your account or take such other steps as we deem reasonable.
*LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
*NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
*FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund, at any time, for any reason.

CONVERTING SHARES
ANY CONVERSION BETWEEN CLASSES OF SHARES OF THE SAME FUND IS A NONTAXABLE EVENT.

PRICING OF SHARE CLASS CONVERSIONS
If you convert from one class of shares to another, the transaction will be based on the respective share prices of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day's share prices. At the time of conversion, the total value of your "old" shares will equal the total value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total value of your "new" shares as compared with that of your "old" shares.

IMMEDIATE CONVERSIONS INTO ADMIRAL SHARES
All shares purchased before the issuance of Admiral Shares are considered Investor Shares. You may convert Investor Shares into Admiral Shares at any time if your account balance in the Fund is at least $250,000. Registered users of Vanguard.com may request a conversion to Admiral Shares online. Or you may contact Vanguard by telephone or mail to request this transaction.

TENURE CONVERSIONS INTO ADMIRAL SHARES
THREE-YEAR PRIVILEGE. After three years in the Fund, you may convert Investor Shares into Admiral Shares if your account balance in the Fund is at least $150,000 and you are registered with Vanguard.com.

TEN-YEAR PRIVILEGE. After ten years in the Fund, you may convert Investor Shares into Admiral Shares if your account balance in the Fund is at least $50,000 and you are registered with Vanguard.com.
     Registered users of Vanguard.com may request a tenure conversion online. Or you may contact Vanguard by telephone or mail to request this transaction.

CONVERSIONS INTO INSTITUTIONAL SHARES
You may convert Investor Shares or Admiral Shares of Vanguard Short-Term Corporate Fund into Institutional Shares of the same Fund, provided that your account balance in the Fund is at least $50 million. The Fund's Institutional Shares are offered through a separate prospectus. Please contact Vanguard's Institutional Division for more information.

MANDATORY CONVERSIONS INTO INVESTOR SHARES
If an investor no longer meets the requirements for Admiral Shares, the Fund may convert the investor's Admiral Shares into Investor Shares. A decline in the investor's account balance because of market movement may result in such a conversion. The Fund will notify the investor in writing before any mandatory conversion into Investor Shares.

REDEEMING SHARES
HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know before initiating your request.
ONLINE: Request a redemption through our website at www.vanguard.com.
BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.
BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.
BY WRITING A CHECK: If you've established the checkwriting service on your account, you can redeem shares by writing a check for $250 or more.
BY FUND EXPRESS: If you've established the Fund Express option on your account, you can redeem shares by electronically transferring your redemption proceeds to a previously designated bank account. The Fund Express option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration.


YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

58

EARNING DIVIDENDS
Shares continue earning dividends until the next business day after the trade date. There are two exceptions to this rule: (1) If you redeem shares by writing a check against your account, the shares will stop earning dividends on the day that your check posts to your account; and (2) For money market funds only, if you redeem shares with a same-day wire request by 10:45 a.m. (2 p.m. for Vanguard Prime Money Market Fund), Eastern time, the shares will stop earning dividends that same day.


TYPES OF REDEMPTIONS
*CHECK REDEMPTIONS. Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.
*EXCHANGE REDEMPTIONS. You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. See Exchanging Shares and Other Rules You Should Know.
*FUND EXPRESS REDEMPTIONS. Proceeds of shares redeemed by Fund Express will be credited to your bank account two business days after your trade date.
*WIRE REDEMPTIONS. When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Wire redemptions are not available for Vanguard's balanced or stock funds. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration. A $5 fee applies to wire redemptions under $5,000. Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m. (2 p.m. for Vanguard Prime Money Market Fund), Eastern time, the redemption proceeds will leave Vanguard by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.
Bond Funds: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.

REDEMPTION RULES YOU SHOULD KNOW
*SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts. *POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven calendar days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.
*RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express/(R)/.
*SHARE CERTIFICATES. If share certificates have been issued for your account, those shares cannot be redeemed until you return the certificates (unsigned) to Vanguard by registered mail. For the correct address, see Contacting Vanguard. *PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable, or wire your redemption proceeds, to a different person or send the check to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee.
*NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
*EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.

EXCHANGING SHARES
All open Vanguard funds accept exchange requests online (through your account registered with Vanguard.com), by telephone, or by mail. However, because excessive exchanges can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard places certain limits on the exchange privilege.

     If you are exchanging into or out of the U.S. STOCK INDEX FUNDS, INTERNATIONAL STOCK INDEX FUNDS, REIT INDEX FUND, BALANCED INDEX FUND, CALVERT SOCIAL INDEX FUND, INTERNA TIONAL GROWTH FUND, INTERNATIONAL VALUE FUND, INTERNA TIONAL EXPLORER(TM) FUND, or GROWTH AND INCOME FUND, these limits generally are as follows:

60


o No online or telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days. Any exchange request placed during these hours will not be accepted. On days when the New York Stock Exchange is scheduled to close early, this end-of-day restriction will be adjusted to begin 1 1/2 hours prior to the scheduled close. (For example, if the New York Stock Exchange is scheduled to close at 1 p.m., Eastern time, the cutoff for online and telephone exchanges will be 11:30 a.m., Eastern time.)
o No more than two exchanges OUT of a fund may be requested online or by telephone within any 12-month period.

     For ALL OTHER VANGUARD FUNDS, the following limits generally apply:
o No more than two substantive "round trips" through a non-money-market fund during any 12-month period. A "round trip" is a redemption OUT of a fund (by any means) followed by a purchase back INTO the same fund (by any means). "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect management of the fund.
o    Round trips must be at least 30 days apart.

     Please note that Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. Also, in the event of a conflict between the exchange-privilege limitations of two funds, the stricter policy will apply to the transaction.

OTHER RULES YOU SHOULD KNOW
VANGUARD.COM/(R)/
*REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.
*SOME VANGUARD FUNDS DO NOT PERMIT ONLINE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit online exchanges between 2:30 p.m. and 4 p.m., Eastern time on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.

TELEPHONE TRANSACTIONS
*AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing. *TELE-ACCOUNT/(R)/. To conduct account transactions through Vanguard's automated telephone service, you must first obtain a Personal Identification Number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.
*PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:
o    Ten-digit account number.
o    Complete owner name and address.
o    Primary Social Security or employer identification number.
o    Personal Identification Number (PIN), if applicable.
*SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.
*SOME VANGUARD FUNDS DO NOT PERMIT TELEPHONE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund, Funds may be added to or deleted from this list at any time without prior notice to shareholders.

WRITTEN INSTRUCTIONS
*"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:
o    The fund name and account number.
o    The amount of the transaction (in dollars, shares, or percent).
o    Authorized signatures, as registered on the account.
o    Signature guarantees, if required for the type of transaction.*
o    Any supporting legal documentation that may be required.

*For instance, signature guarantees must be provided by all registered account owners when redemption proceeds are to be sent to a different person or address. Call Vanguard for specific signature-guarantee requirements.

ACCOUNTS WITH MORE THAN ONE OWNER
In the case of an account with more than one owner, Vanguard will accept telephone instructions from any one owner or authorized person.

62


RESPONSIBILITY FOR FRAUD
Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.


UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.


INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Investor Shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment adviser. HOWEVER, ACCESS TO ADMIRAL SHARES THROUGH A FINANCIAL INTERMEDIARY IS RESTRICTED. PLEASE CONSULT YOUR FINANCIAL INTERMEDIARY TO DETERMINE WHETHER ADMIRAL SHARES ARE AVAILABLE THROUGH THAT FIRM.

     If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any rules or fees that may apply.

LOW-BALANCE ACCOUNTS
All   Vanguard   funds   reserve   the  right  to  close   any   investment-only
retirement-plan account or any nonretirement account whose balance falls below the minimum initial investment. If a fund has a redemption fee, the fee will apply to shares redeemed upon closure of the account.

     Vanguard deducts a $10 fee in June from each nonretirement account whose balance at that time is below $2,500 ($500 for Vanguard/(R)/ STAR(TM) Fund). The fee can be waived if your total Vanguard account assets are $50,000 or more.

FUND AND ACCOUNT UPDATES
CONFIRMATION STATEMENTS
We will send you a statement confirming the trade date and amount of your transaction when you buy, sell, exchange, or convert shares.


PORTFOLIO SUMMARIES
We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.

TAX STATEMENTS
We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

AVERAGE-COST REVIEW STATEMENTS
For most taxable accounts, average-cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average-cost single-category method, which is one of the methods established by the IRS.

ANNUAL AND SEMIANNUAL REPORTS
Financial reports about Vanguard Bond Funds will be mailed twice a year, in March and September. These comprehensive reports include overviews of the financial markets and specific information concerning the Funds:
o    Performance assessments with comparisons to industry benchmarks.
o    Reports from the advisers.
o    Financial statements with detailed listings of the Funds' holdings.

     To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one copy of the Fund report to that address, instead of mailing separate reports to each shareholder, unless you contact our Client Services Department in writing, by telephone, or by e-mail and instruct us otherwise.

     Vanguard can deliver your Fund reports electronically, if you prefer. If you are a registered user of Vanguard.com, you can consent to the electronic delivery of Fund reports by logging on and changing your mailing preference under "My Profile." You can revoke your electronic consent at any time, and we will send paper copies of Fund reports within 30 days of receiving your notice.

64

CONTACTING VANGUARD
ONLINE
VANGUARD.COM
o    Your best source of Vanguard news
o    For fund, account, and service information
o    For most account transactions
o    For literature requests n 24 hours per day, 7 days per week

VANGUARD TELE-ACCOUNT/(R)/
1-800-662-6273 (ON-BOARD)
o    For automated fund and account information
o For redemptions by check, exchange (subject to certain limitations), or wire
o    Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at 1-800-952-3335)
o    For fund and service information
o    For literature requests
o    Business hours only

CLIENT SERVICES
1-800-662-2739 (CREW)
(Text telephone at 1-800-749-7273)
o    For account information
o    For most account transactions
o    Business hours only

ADMIRAL SERVICE CENTER
1-888-237-9949
o    For Admiral account information
o    For most Admiral transactions
o    Business hours only

INSTITUTIONAL DIVISION
1-888-809-8102
o    For information and services for large institutional investors
o    Business hours only

VANGUARD ADDRESSES
REGULAR MAIL (INDIVIDUALS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900


REGISTERED, EXPRESS, OR OVERNIGHT MAIL:
The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

FUND NUMBERS
Please use the specific fund number when contacting us about:
     Vanguard Short-Term Treasury Fund--32 (Investor Shares) or 532 (Admiral Shares)
     Vanguard Short-Term Federal Fund--49 (Investor Shares) or 549 (Admiral Shares)
     Vanguard Short-Term Corporate Fund--39 (Investor Shares) or 539 (Admiral Shares)
     Vanguard Intermediate-Term Treasury Fund--35 (Investor Shares) or 535 (Admiral Shares)
     Vanguard Intermediate-Term Corporate Fund--71 (Investor Shares) or 571 (Admiral Shares)
     Vanguard GNMA Fund--36 (Investor Shares) or 536 (Admiral Shares)
     Vanguard Long-Term Treasury Fund--83 (Investor Shares) or 583 (Admiral Shares)
     Vanguard Long-Term Corporate Fund--28 (Investor Shares) or 568 (Admiral Shares)








The Vanguard Group, Vanguard, Vanguard.com, Plain Talk, Admiral, Vanguard Fund Express, Fund Express, Vanguard Tele-Account, Tele-Account, STAR, Explorer, and the ship logo are trademarks of The Vanguard Group, Inc. Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by The Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation regarding the advisability of investing in the fund. All other marks are the exclusive property of their respective owners.

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

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

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

AVERAGE MATURITY
The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.

BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

CORPORATE BOND
An IOU issued by a business that wants to borrow money. As with other types of bonds, the issuer promises to repay the borrowed money on a specific date and to make interest payments in the meantime.

CREDIT QUALITY
A measure of a bond issuer's ability to pay interest and principal in a timely manner.


DIVIDEND DISTRIBUTION
Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.


EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FACE VALUE
The amount to be paid at a bond's maturity; also known as the par value or principal.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.


INVESTMENT-GRADE
A bond whose credit quality is considered by independent bond-rating agencies, or through independent analysis conducted by a fund's adviser, to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Bonds rated in one of the four highest rating categories are considered "investment-grade"; other bonds may be considered by the adviser to be investment-grade.


MATURITY
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                                     [SHIP LOGO]
                                                          THE VANGUARD GROUP[R]]
                                                            POST OFFICE BOX 2600
                                                     VALLEY FORGE, PA 19482-2600


FOR MORE INFORMATION
If you'd like more information about Vanguard Bond Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Funds.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Funds are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

                                                   Funds' Investment Company Act
                                                           file number: 811-2368


                                               (C) 2003 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                 Vanguard Marketing Corporation,
                                                                    Distributor.

                                                                     P028 052003

VANGUARD(R) SHORT-TERM CORPORATE FUND

INSTITUTIONAL SHARES


MAY 27, 2003



THIS PROSPECTUS
CONTAINS FINANCIAL DATA
FOR THE FUND THROUGH
THE FISCAL YEAR ENDED
JANUARY 31, 2003.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                        [THE VANGUARD GROUP [R]]

VANGUARD SHORT-TERM CORPORATE FUND

INSTITUTIONAL SHARES

PROSPECTUS


MAY 27, 2003


A BOND MUTUAL FUND
================================================================================
  1 FUND PROFILE

  4 ADDITIONAL INFORMATION

  4 MORE ON THE FUND

 10 THE FUND AND VANGUARD

 10 INVESTMENT ADVISER

 11 DIVIDENDS, CAPITAL GAINS AND TAXES

 13 SHARE PRICE

 13 FINANCIAL HIGHLIGHTS

 15 INVESTING WITH VANGUARD
    15 Buying Shares
    17 Converting Shares
    17 Redeeming Shares
    19 Exchanging Shares
    20 Other Rules You Should Know
    22 Fund and Account Updates
    23 Contacting Vanguard

    GLOSSARY (inside back cover)
================================================================================

================================================================================
WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk/(R)/ explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
================================================================================

================================================================================
SHARE CLASS OVERVIEW
The Fund features three separate classes of shares: Investor Shares, Admiral(TM) Shares, and Institutional Shares. This prospectus offers the Fund's Institutional Shares, which are for investors who do not require special employer benefit plan services and who are willing to invest a minimum of $50 million. A separate prospectus offers the Fund's Investor Shares and Admiral Shares, which have investment minimums of $3,000 ($1,000 for IRAs) and $250,000, respectively. Please call Vanguard at 1-800-662-7447 to obtain a separate prospectus that offers the Fund's Investor Shares and Admiral Shares.

The Fund's separate share classes have different expenses; as a result, their investment performances will vary.
================================================================================

FUND PROFILE

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.


PRIMARY INVESTMENT STRATEGIES
The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be short- and intermediate-term corporate bonds and other corporate fixed income obligations. The Fund also invests to a limited extent in non-investment-grade and unrated fixed income securities, mainly short- and intermediate-term corporate bonds. High-quality bonds are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or another independent rating agency; medium-quality bonds are those rated the equivalent of Moody's Baa1, Baa2, or Baa3; non-investment-grade bonds are those rated the equivalent of Moody's Ba1 or below; and unrated bonds are those that are not rated by any independent rating agency. The Fund may invest in foreign bonds to a limited extent, so long as they are denominated in U.S. dollars. The Fund is expected to maintain a dollar-weighted average maturity of between 1 and 3 years. For more information, see "Security Selection" under MORE ON THE FUND.

PRIMARY RISKS
The Fund is designed as a low-risk investment, but you could still lose money by investing in it. The Fund's performance could be hurt by:
o Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.
o Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests mainly in short- and intermediate-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of longer-term bonds.
o Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause bond prices to decline. Although the Fund invests a limited portion of its assets in low-quality bonds, credit risk should be low for the Fund because it invests mainly in bonds that are considered high-quality, and, to a lesser extent, medium-quality.
o Country risk, which is the chance that a country's economy will be hurt by political upheaval, financial troubles, or natural disasters.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown.

2


================================================================================
                   ANNUAL TOTAL RETURNS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
                                      1998 - x.xx%
                                      1999 - x.xx%
                                      2000 - x.xx%
                                      2001 - x.xx%
                                      2001 - x.xx%
================================================================================

The year-to-date return as of the most recent calendar quarter, which ended Month dd, yyyy, was x.xx%.
--------------------------------------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was x.xx% (quarter ended month dd, yyyy), and the lowest return for a quarter was -x.xx% (quarter ended month dd, yyyy).

     The table shows how the average annual total returns of the Institutional Shares compare with those of a relevant market index. To calculate the figures that present the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should note that the after-tax returns are only for the Fund's Institutional Share class and that after-tax returns for other share classes will differ.

     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.

     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.

     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

================================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                 PERIODS ENDED DECEMBER 31, 2002
                                     1 YEAR      5 YEARS        SINCE INCEPTION*
--------------------------------------------------------------------------------
VANGUARD SHORT-TERM CORPORATE FUND
 INSTITUTIONAL SHARES
 Return Before Taxes                       x.xx%        x.xx%           x.xx%
 Return After Taxes on Distributions        x.xx         x.xx            x.xx
 Return After Taxes on Distributions        x.xx         x.xx            x.xx
  and Sale of Fund Shares
--------------------------------------------------------------------------------
LEHMAN BROTHERS 1-5 YEAR U.S. CREDIT INDEX
(reflects no deduction for
 fees, expenses, or taxes)                  x.xx%        x.xx%           x.xx%
================================================================================

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended January 31, 2003.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Sales Charge (Load) Imposed on Purchases:                       None
    Purchase Fee:                                                   None
    Sales Charge (Load) Imposed on Reinvested Dividends:            None
    Redemption Fee:                                                 None*

    ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets) Management Expenses: 0.xx%
    12b-1 Distribution Fee:                                         None
    Other Expenses:                                                0.xx%
     TOTAL ANNUAL FUND OPERATING EXPENSES:                         0.XX%
--------------------------------------------------------------------------------
*A $5 fee applies to wire redemptions under $5,000.
--------------------------------------------------------------------------------

================================================================================
                                PLAIN TALK ABOUT
                                  FUND EXPENSES
All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard Short-Term Corporate Fund Institutional Shares' expense ratio in fiscal year 2002 was XX.XX%, or $XX.XX per $1,000 of average net assets. The average short-term domestic bond mutual fund had expenses in 2002 of XX.XX%, or $XX.XX per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
================================================================================

     The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

================================================================================
             1 YEAR         3 YEARS       5 YEARS        10 YEARS
--------------------------------------------------------------------------------
              $xx             $xx          $xxx            $xxx
================================================================================


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

4


================================================================================
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING
Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
================================================================================

================================================================================
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                        MINIMUM INITIAL INVESTMENT
Dividends are declared daily and distributed on    $50 million
the first business day of each month;
capital gains, if any, are distributed annually    NEWSPAPER ABBREVIATION
in December.                                       STCorInst

INVESTMENT ADVISER                                 VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,             858
since inception
                                                   CUSIP NUMBER
INCEPTION DATE                                     922031877
October 29, 1982; Institutional Shares added
September 30, 1997                                 TICKER SYMBOL
                                                   VFSIX
NET ASSETS (ALL SHARE CLASSES) AS OF
JANUARY 31, 2003
$XX billion
================================================================================

MORE ON THE FUND
This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] LOGO symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

     The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Note that the Fund's investment objective is not fundamental and may be changed without a shareholder vote.


MARKET EXPOSURE
The Fund invests mainly in bonds. As a result, it is subject to certain risks.

[FLAG] THE FUND IS SUBJECT TO INCOME  RISK,  WHICH IS THE CHANCE THAT THE FUND'S
     DIVIDENDS (INCOME) WILL DECLINE BECAUSE OF FALLING INTEREST RATES. A FUND'S DIVIDENDS DECLINE WHEN INTEREST RATES FALL BECAUSE INCOME FROM BONDS THAT ARE HELD BY THE FUND AND PROCEEDS FROM BONDS THAT ARE SOLD BY THE FUND OR REPAID BY THE ISSUER MUST BE REINVESTED IN LOWER-YIELDING BONDS. INCOME
     RISK IS GENERALLY HIGH FOR SHORT-TERM BOND FUNDS, SO INVESTORS SHOULD EXPECT THE FUND'S MONTHLY INCOME TO FLUCTUATE.

     Changes in interest rates can affect bond prices as well as bond income.

[FLAG] THE FUND IS SUBJECT TO INTEREST RATE RISK,  WHICH IS THE CHANCE THAT BOND
     PRICES OVERALL WILL DECLINE BECAUSE OF RISING INTEREST RATES. INTEREST RATE RISK SHOULD BE LOW FOR SHORT-TERM BONDS, WHOSE PRICES ARE MUCH LESS SENSITIVE TO INTEREST RATE CHANGES THAN ARE THE PRICES OF LONGER-TERM BONDS.


================================================================================
                                PLAIN TALK ABOUT
                            BONDS AND INTEREST RATES
As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds of comparable quality and maturity are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--you would probably have to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.
================================================================================

     Although bonds are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly because of rising interest rates. For instance, prices of long-term bonds fell by almost 48% between December 1976 and September 1981.

     To illustrate the relationship between bond prices and interest rates, the following table shows the effect of a 1% and a 2% change (both up and down) in interest rates on a bond with a face value of $1,000.

================================================================================
                        HOW INTEREST RATE CHANGES AFFECT
                          THE VALUE OF A $1,000 BOND*
--------------------------------------------------------------------------------
                           AFTER A 1%    AFTER A 1%    AFTER A 2%     AFTER A 2%
TYPE OF BOND (MATURITY)     INCREASE      DECREASE      INCREASE       DECREASE
--------------------------------------------------------------------------------
Short-Term (2.5 years)        $978         $1,023         $956          $1,046
================================================================================
*Assuming a 7% yield.
--------------------------------------------------------------------------------

     These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or the Fund in particular.

6


================================================================================
                                PLAIN TALK ABOUT
                                 BOND MATURITIES
A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than 1 year (short-term) to more than 30 years (long-term). Typically, the longer a bond's maturity, the more price risk you, as a bond investor, face as interest rates rise--but also the higher yield you could receive. Long-term bonds are more suitable for investors willing to take a greater risk of price fluctuations to get higher and more stable interest income; short-term bond investors should be willing to accept lower yields and greater income variability in return for less fluctuation in the value of their investment.
================================================================================

     [FLAG] THE FUND IS SUBJECT TO CREDIT RISK, WHICH IS THE CHANCE THAT A BOND ISSUER WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

================================================================================
                                PLAIN TALK ABOUT
                                 CREDIT QUALITY
A bond's credit quality rating is an assessment of the issuer's ability to pay interest on the bond and, ultimately, to repay the principal. Credit quality is evaluated by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's) or through independent analysis conducted by a fund's adviser. The lower the rating, the greater the chance--in the rating agency's or adviser's opinion--that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Investment-grade bonds are those rated in one of the four highest ratings categories. A fund may treat an unrated bond as investment-grade if warranted by the adviser's analysis.
================================================================================

     The Fund may also enter into mortgage-dollar roll transactions in which a Fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. These transactions simulate an investment in mortgage-backed securities with the potential to enhance returns and reduce administrative burdens when compared with holding mortgage-backed securities directly. These transaction may increase a Fund's portfolio turnover rate. Mortgage dollar rolls will be used only if consistent with a Fund's investment objective and risk profile.

SECURITY SELECTION
Because the Fund invests primarily in high-quality bonds, credit risk should be low for the Fund. The dollar-weighted average credit quality of the Fund's holdings, as rated by Moody's Investors Service, Inc., was xx as of January 31, 2003.

     The following table details the Fund's credit quality policies, which apply at the time of investment. The Fund may hold onto bonds that are downgraded after purchase, even if they would no longer be eligible as new investments for the Fund.

============================================================================================
         CREDIT RATINGS OF THE FUNDS' INVESTMENTS (PERCENTAGE OF FUND ASSETS)
--------------------------------------------------------------------------------------------
ISSUED OR BACKED           HIGH OR                                                      NON-
BY U.S. GOV'T., ITS        HIGHEST              UPPER                            INVESTMENT-
AGENCIES, AND              QUALITY             MEDIUM             MEDIUM               GRADE
INSTRUMENTALITIES        (NON-GOV'T.)         QUALITY            QUALITY          OR UNRATED
--------------------------------------------------------------------------------------------
       ----------------At least 65%----------------               No more         No more
                                                                  than 30%        than 5%
============================================================================================

     The Fund may invest no more than 30% of its assets in medium-quality bonds, preferred stocks, and convertible securities, and no more than 5% of its assets in non-investment-grade and unrated bonds, preferred stocks, and convertible securities.

     To a limited extent, the Fund is exposed to event risk, which is the chance that corporate fixed income securities held by the Fund may suffer a substantial decline in credit quality and market value because of a restructuring of the companies that issued the securities.


================================================================================
                                PLAIN TALK ABOUT
                                 TYPES OF BONDS
Bonds are issued (sold) by many sources: Corporations issue corporate bonds; the federal government issues U.S. Treasury bonds; agencies of the federal government issue agency bonds; and mortgage holders issue "mortgage-backed" pass-through certificates, such as those issued by the Government National Mortgage Association (GNMA). Each issuer is responsible for paying back the bond's initial value as well as for making periodic interest payments.
================================================================================


[FLAG] THE FUND IS SUBJECT TO MANAGER RISK, WHICH IS THE CHANCE THAT THE ADVISER
     WILL DO A POOR JOB OF SELECTING SECURITIES.

OTHER INVESTMENT POLICIES AND RISKS
Although the Fund invests primarily in corporate debt securities, it may invest in other types of instruments. The list below shows, at a glance, the types of financial instruments that may be purchased by the Fund. Explanations of each type of financial instrument follow the list.

Corporate debt obligations
U.S. government and agency bonds
State and municipal bonds
Cash investments
Futures, options, and other derivatives
Asset-backed  securities
International dollar-denominated bonds
Preferred stocks
Convertible  securities
Collateralized mortgage obligations (CMOs)
Restricted or illiquid securities

o Corporate debt obligations--usually called bonds--represent loans by an investor to a corporation.
o U.S. government and agency bonds represent loans by investors to the U.S. Treasury Department or a wide variety of governmental agencies and instrumentalities. Timely payment of principal and interest on U.S. Treasury bonds is always guaranteed by the

8

     full faith and credit of the U.S. government; many (but not all) agency bonds have the same guarantee.
o State and municipal bonds represent loans by an investor to a state or municipal government, or to one of their agencies or instrumentalities.
o Cash investments is a blanket term that describes a variety of short-term fixed income investments, including money market instruments, commercial paper, bank certificates of deposit, banker's acceptances, and repurchase agreements. Repurchase agreements represent short-term (normally overnight) loans by the Fund to commercial banks or large securities dealers.

[FLAG] THE FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES. DERIVATIVES MAY
     INVOLVE  RISKS  DIFFERENT  FROM,  AND  POSSIBLY   GREATER  THAN,  THOSE  OF
     TRADITIONAL INVESTMENTS.

o Futures, options, and other derivatives may represent up to 20% of the Fund's total assets. These investments may be in bond futures contracts, options, credit swaps, interest rate swaps, and other types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for other types of derivatives. For this reason, the Fund will not use futures, options, or other derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment.


     The reasons for which the Fund may invest in futures and other derivatives include:
o To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in bonds.
o To reduce the Fund's transaction costs, for hedging purposes, or to add value when these instruments are favorably priced.

================================================================================
                                PLAIN TALK ABOUT
                                   DERIVATIVES
A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily.
Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
================================================================================


o Asset-backed securities are bonds that represent partial ownership in pools of consumer or commercial loans--most often credit card, automobile, or trade receivables. Asset-backed securities, which can be types of corporate fixed income obligations, are issued by entities formed solely for that purpose, but their value ultimately depends on repayments by underlying borrowers. A primary risk of asset-backed securities is that their maturity is difficult to predict and driven by borrowers' prepayments.

o International dollar-denominated bonds are bonds denominated in U.S. dollars and issued by foreign governments and companies. To the extent that the Fund owns foreign bonds, the Fund is subject to country risk. Because the bond's value is designated in dollars rather than in the currency of the issuer's country, the Fund is not exposed to currency risk; rather, the issuer assumes the risk, usually to attract American investors.


[FLAG] THE FUND IS SUBJECT TO COUNTRY RISK, WHICH IS THE CHANCE THAT A COUNTRY'S
     ECONOMY WILL BE HURT BY POLITICAL UPHEAVAL, FINANCIAL TROUBLES, OR NATURAL DISASTERS.

o Preferred stocks distribute set dividends from the issuer. The preferred-stock holder's claim on the issuer's income and assets ranks before that of common-stock holders, but after that of bondholders.
o Convertible securities are bonds or preferred stocks that are convertible into, or exchangeable for, common stocks.
o Collateralized mortgage obligations (CMOs) are special bonds that are collateralized by mortgages or mortgage pass-through securities. Cash flow rights on underlying mortgages--the rights to receive principal and interest payments--are divided up and prioritized to create short-, intermediate-, and long-term bonds. CMOs rely on assumptions about the timing of cash flows on the underlying mortgages, including expected prepayment rates. The primary risk of a CMO is that these assumptions are wrong, which would either shorten or lengthen the bond's maturity. The Fund will invest only in CMOs that are believed to be consistent with its maturity and credit-quality standards.
o Illiquid securities are securities that the Fund may not be able to sell in the ordinary course of business. The Fund may invest up to 15% of its net assets in these securities. Restricted securities are a special type of illiquid security; these securities have not been publicly issued and legally can be resold only to qualified institutional buyers. From time to time, the board of trustees may determine that particular restricted securities are NOT illiquid, and those securities may then be purchased by the Fund without limit.

     The Fund is generally managed without regard to tax ramifications.

TEMPORARY INVESTMENT MEASURES
The Fund may temporarily depart from its normal investment policies--for instance, by allocating substantial assets to cash investments--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
o Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

10


o Each Vanguard fund (other than the money market funds) limits the number of times that an investor can exchange into and out of the fund.
o    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.
See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

TURNOVER RATE
Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period. Shorter-term bonds will mature or be sold--and need to be replaced--more frequently than longer-term bonds. As a result, shorter-term bond funds tend to have higher turnover rates than longer-term bond funds.

THE FUND AND VANGUARD
The Fund is a member of The Vanguard Group, a family of 35 investment companies with more than 100 funds holding assets in excess of $550 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

================================================================================
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE
The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
================================================================================

INVESTMENT ADVISER
The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as adviser to the Fund's through its Fixed Income Group. As of January 31, 2003, Vanguard served as adviser for about $xxx billion in assets. Vanguard manages the Fund on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Fund.

     For the fiscal year ended January 31, 2003, the advisory expenses represented an effective annual rate of 0.xx% of the Fund's average net assets.

     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Fund's securities and to seek to obtain the best available price and most favorable execution for all transactions. In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker who, in addition to executing the transaction, will provide brokerage or research services to the adviser. Also, the board of trustees may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates paid to the Fund as well as brokerage or research services provided to the adviser.


================================================================================
                                PLAIN TALK ABOUT
                               THE FUND'S ADVISER
The managers primarily responsible for overseeing the Fund's investments are:

IAN A. MACKINNON, Managing Director of Vanguard and head of Vanguard's Fixed Income Group. He has worked in investment management since 1974 and has had primary responsibility for Vanguard's internal fixed income policy and strategy since joining the company in 1981. Education: B.A., Lafayette College; M.B.A., Pennsylvania State University.

ROBERT F. AUWAERTER, Principal of Vanguard. He has managed portfolio investments since 1979; has been with Vanguard since 1981; and has managed the Fund since 1983. Education: B.S., University of Pennsylvania; M.B.A., Northwestern University.
================================================================================


DIVIDENDS, CAPITAL GAINS, AND TAXES
FUND DISTRIBUTIONS
The Fund distributes to shareholders virtually all of its net income (interest and dividends,) as well as any capital gains realized from the sale of its holdings. The Fund's income dividends accrue daily and are distributed on the first business day of every month; capital gains distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental distributions at some other time during the year. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

================================================================================
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS
As a shareholder, you are entitled to your portion of a fund's income from interest, as well as gains from the sale of investments. Income consists of interest the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year. You receive the fund's earnings as either a dividend or capital gains distribution.
================================================================================

12

BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
o Distributions are taxable to you for federal income tax purposes, whether or not you reinvest these amounts in additional Fund shares.
o Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
o Any dividend and short-term capital gains distributions that you receive are taxable to you as ordinary income for federal income tax purposes.
o Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
o Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.
o A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
o Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes. Depending on your state's rules, however, any dividends attributable to interest earned on direct obligations of the U.S. government may be exempt from state and local taxes. Vanguard will notify you each year how much, if any, of your dividends may qualify for this exemption.
o Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.

GENERAL INFORMATION
BACKUP WITHHOLDING. By law, Vanguard must withhold 30% of any taxable distributions or redemptions from your account if you do not: n Provide us with your correct taxpayer identification number; n Certify that the taxpayer identification number is correct; and n Confirm that you are not subject to backup withholding. Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at www.vanguard.com and review "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.
INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

================================================================================
                                PLAIN TALK ABOUT
                             "BUYING A CAPITAL GAIN"
Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a capital gains distribution, because doing so can cost you money in taxes. This is known as "buying a capital gain." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a capital gain," check a fund's distribution schedule before you invest.
================================================================================

SHARE PRICE
The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

     Debt securities held by a Vanguard fund are valued based on information furnished by an independent pricing service or market quotations. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.

     When pricing-service information or reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with bonds as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities.

     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.


FINANCIAL HIGHLIGHTS
The following financial highlights table is intended to help you understand the Institutional Shares' financial performance for the periods shown, and certain information reflects financial results for a single Institutional Share. The total returns in the table represent the rate that an investor would have earned or lost during each period on an investment in the Institutional Shares (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP,

14


independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

================================================================================
                                PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE
The Institutional Shares began fiscal year 2002 with a net asset value (price) of $0.00 per share. During the year, each Institutional Shares earned $0.00 from investment income (interest and dividends) and $0.00 from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $0.00 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's dividends or capital gains.

The share price at the end of the year was $0.00 reflecting earnings of $0.00 per share and distributions of $0.00 per share. This was an increase of $0.00 per share (from $0.00 at the beginning of the year to $0.00 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was 00% for the year.

As of January 31, 2003, the Institutional Shares had $00 in net assets. For the year, the expense ratio was 00% ($0.00 per $1,000 of net assets), and the net investment income amounted to 00% of average net assets. The Fund sold and replaced securities valued at 00% of its net assets.
================================================================================

SHORT-TERM CORPORATE FUND INSTITUTIONAL SHARES
===========================================================================================================
                                                                       YEAR ENDED JANUARY 31,
-----------------------------------------------------------------------------------------------------------
                                                   2003         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $10.82       $10.76       $10.49       $10.86       $10.87
-----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                x         .680         .724         .673         .673
 Net Realized and Unrealized Gain
 (Loss) on Investments                                x         .060         .270        (.370)       (.010)
-----------------------------------------------------------------------------------------------------------
  Total from Investment Operations                    x         .740         .994         .303         .663
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 x        (.680)       (.724)       (.673)       (.673)
 Distributions from Realized Capital Gains            x           --           --           --           --
-----------------------------------------------------------------------------------------------------------
  Total Distributions                                          (.680)       (.724)       (.673)       (.673)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        x       $10.82       $10.76       $10.49       $10.86
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          x        7.05%        9.86%        2.89%        6.28%
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                 x         $394         $359         $434         $421
 Ratio of Total Expenses to
  Average Net Assets                                  x        0.11%        0.13%        0.13%        0.15%
 Ratio of Net Investment Income to
  Average Net Assets                                  x        6.25%        6.86%        6.31%        6.19%
 Turnover Rate                                        x          69%          54%          52%          46%
===========================================================================================================

================================================================================
INVESTING WITH VANGUARD
This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, Investing Made Easy, provides information that will help individual investors make the most of their relationship with Vanguard. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions at the end of this section.
                                  BUYING SHARES
                                CONVERTING SHARES
                                REDEEMING SHARES
                                EXCHANGING SHARES
                           OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                               CONTACTING VANGUARD
================================================================================

BUYING SHARES
ACCOUNT MINIMUMS FOR INSTITUTIONAL SHARES
TO OPEN AND MAINTAIN AN ACCOUNT: $50 million. Vanguard Institutional clients may meet the minimum investment amount by aggregating up to three separate accounts within the same fund. This exception does not apply to clients receiving special administrative services from Vanguard, nor does this exception apply to omnibus accounts maintained by financial intermediaries.
TO ADD TO AN EXISTING ACCOUNT: $100 by mail, exchange, or Fund Express; $1,000 by wire.
     Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.

HOW TO BUY SHARES
ONLINE: You can open certain types of accounts or buy shares in an existing account through our website at www.vanguard.com.
BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group--858. For addresses, see Contacting Vanguard.
BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard/(R)/ fund. See Exchanging Shares and Other Rules You Should Know.
BY WIRE: Call Vanguard to purchase shares by wire. See Contacting Vanguard.
BY FUND EXPRESS/(R)/ (AUTOMATIC OR SPECIAL PURCHASES): You can purchase shares by electronically transferring money from a previously designated bank account. To establish this

16


option, you must complete a special form or the appropriate section of your account registration.

YOUR PURCHASE PRICE
ONLINE, BY CHECK, BY EXCHANGE, OR BY WIRE: You buy shares at a fund's NAV determined as of your TRADE DATE. For all Vanguard funds (other than money market funds), purchases received at Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) receive a trade date of the same day, and purchases received after that time receive a trade date of the first business day following the date of receipt. For money market funds, the trade date depends on the method of payment for the purchase. BY FUND EXPRESS: For all Vanguard funds, Fund Express instructions received at Vanguard before the close of regular trading on the Exchange will result in a purchase that occurs on and receives a trade date of the next business day (two business days later for money market funds).

EARNING DIVIDENDS
You begin earning dividends on the next business day after your trade date. When buying money market fund shares through a federal funds wire, however, you can begin earning dividends immediately by notifying Vanguard before 10:45 a.m. (2 p.m. for Vanguard Prime Money Market Fund), Eastern time, that you intend to make a wire purchase that day.

PURCHASE RULES YOU SHOULD KNOW
*CHECK PURCHASES. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. Vanguard does not accept cash, traveler's checks, or money orders. In addition, to protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
*NEW ACCOUNTS. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right to close your account or take such other steps as we deem reasonable.
*LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
*NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
*FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund, at any time, for any reason.

CONVERTING SHARES
ANY CONVERSION BETWEEN CLASSES OF SHARES OF THE SAME FUND IS A NONTAXABLE EVENT.

PRICING OF SHARE CLASS CONVERSIONS
If you convert from one class of shares to another, the transaction will be based on the respective share prices of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day's share prices. At the time of conversion, the total value of your "old" shares will equal the total value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total value of your "new" shares as compared with that of your "old" shares.

CONVERSION FROM INVESTOR SHARES OR ADMIRAL SHARES
You may convert Investor Shares or Admiral Shares of the Fund into Institutional Shares of the Fund, provided that your account balance is at least $50 million.


MANDATORY CONVERSIONS INTO INVESTOR SHARES OR ADMIRAL SHARES
If an investor no longer meets the requirements for Institutional Shares, the Fund may convert the investor's Institutional Shares into Investor Shares or Admiral Shares, as appropriate. A decline in the investor's account balance because of market movement may result in such a conversion. The Fund will notify the investor in writing before any mandatory conversion into Investor Shares or Admiral Shares.

REDEEMING SHARES
HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know before initiating your request.
ONLINE: Request a redemption through our website at www.vanguard.com.
BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.
BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.
BY FUND EXPRESS: If you've established the Fund Express option on your account, you can redeem shares by electronically transferring your redemption proceeds to a previously designated bank account. The Fund Express option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration.


YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As

18

long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

EARNING DIVIDENDS
Shares continue earning dividends until the next business day after your trade date.


TYPES OF REDEMPTIONS
*CHECK REDEMPTIONS. Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.
*EXCHANGE REDEMPTIONS. You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. See Exchanging Shares and Other Rules You Should Know.
*FUND EXPRESS REDEMPTIONS. Proceeds of shares redeemed by Fund Express will be credited to your bank account two business days after your trade date.
*WIRE REDEMPTIONS. When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Wire redemptions are not available for Vanguard's balanced or stock funds. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration. A $5 fee applies to wire redemptions under $5,000. Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m. (2 p.m. for Vanguard/(R)/ Prime Money Market Fund), Eastern time, the redemption proceeds will leave Vanguard by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.
Bond Funds: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.

REDEMPTION RULES YOU SHOULD KNOW
*SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts. *POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven calendar days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.
*RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express/(R)/.
*PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable, or wire your redemption proceeds, to a different person or send the check to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee.
*NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
*EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.

EXCHANGING SHARES
All open Vanguard funds accept exchange requests online (through your account registered with Vanguard.com), by telephone, or by mail. However, because excessive exchanges can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard places certain limits on the exchange privilege.

     If you are exchanging into or out of the U.S. STOCK INDEX FUNDS, INTERNATIONAL STOCK INDEX FUNDS, REIT INDEX FUND, BALANCED INDEX FUND, CALVERT SOCIAL INDEX FUND, INTERNATIONAL GROWTH FUND, INTERNATIONAL VALUE FUND, INTERNATIONAL EXPLORER(TM) FUND, or GROWTH AND INCOME FUND, these limits generally are as follows:
o No online or telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days. Any exchange request placed during these hours will not be accepted. On days when the New York Stock Exchange is scheduled

20


     to close early, this end-of-day restriction will be adjusted to begin 1 1/2 hours prior to the scheduled close. (For example, if the New York Stock Exchange is scheduled to close at 1 p.m., Eastern time, the cutoff for online and telephone exchanges will be 11:30 a.m., Eastern time.)
o No more than two exchanges OUT of a fund may be requested online or by telephone within any 12-month period.

     For ALL OTHER VANGUARD FUNDS, the following limits generally apply:
o No more than two substantive "round trips" through a non-money-market fund during any 12-month period. A "round trip" is a redemption OUT of a fund (by any means) followed by a purchase back INTO the same fund (by any means). "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect management of the fund.
o    Round trips must be at least 30 days apart.

     Please note that Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. Also, in the event of a conflict between the exchange-privilege limitations of two funds, the stricter policy will apply to the transaction.

OTHER RULES YOU SHOULD KNOW
VANGUARD.COM/(R)/
*REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.
*SOME VANGUARD FUNDS DO NOT PERMIT ONLINE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit online exchanges between 2:30 p.m. and 4 p.m., Eastern time on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.

TELEPHONE TRANSACTIONS
*AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing.

*TELE-ACCOUNT/(R)/. To conduct account transactions through Vanguard's automated telephone service, you must first obtain a Personal Identification Number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.
*PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:
 o Ten-digit account number.
 o Complete owner name and address.
 o Primary Social Security or employer identification number.
 o Personal Identification Number (PIN), if applicable.
*SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.
*SOME VANGUARD FUNDS DO NOT PERMIT TELEPHONE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.

WRITTEN INSTRUCTIONS
*"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:
o    The fund name and account number.
o    The amount of the transaction (in dollars, shares, or percent).
o    Authorized signatures, as registered on the account.
o    Signature guarantees, if required for the type of transaction.*
o    Any supporting legal documentation that may be required.

*For instance, signature guarantees must be provided by all registered account owners when redemption proceeds are to be sent to a different person or address. Call Vanguard for specific signature-guarantee requirements.

ACCOUNTS WITH MORE THAN ONE OWNER
In the case of an account with more than one owner, Vanguard will accept telephone instructions from any one owner or authorized person.

RESPONSIBILITY FOR FRAUD
Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person

22


transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you.
Contact Vanguard immediately about any transactions you believe to be unauthorized.

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any rules or fees that may apply.

LOW-BALANCE ACCOUNTS
The Fund reserves the right to convert an investor's Institutional Shares into Investor Shares or Admiral Shares of the Fund if the investor's fund account balance falls below the minimum initial investment. Any such conversion will be preceded by written notice to the investor.

FUND AND ACCOUNT UPDATES
CONFIRMATION STATEMENTS
We will send you a statement confirming the trade date and amount of your transaction when you buy, sell, exchange, or convert shares.

PORTFOLIO SUMMARIES
We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.

TAX STATEMENTS
We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

AVERAGE-COST REVIEW STATEMENTS
For most taxable accounts, average-cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average-cost single-category method, which is one of the methods established by the IRS.

ANNUAL AND SEMIANNUAL REPORTS
Financial reports about Vanguard Short-Term Corporate Fund will be mailed twice a year, in March and September. These comprehensive reports include overviews of the financial markets and specific information concerning the Fund:
o    Performance assessments with comparisons to industry benchmarks.
o    Reports from the adviser.
o    Financial statements with detailed listings of the Fund's holdings.

     To keep the Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one copy of the Fund report to that address, instead of mailing separate reports to each shareholder, unless you contact our Client Services Department in writing, by telephone, or by e-mail and instruct us otherwise.

     Vanguard can deliver your Fund reports electronically, if you prefer. If you are a registered user of Vanguard.com, you can consent to the electronic delivery of Fund reports by logging on and changing your mailing preference under "My Profile." You can revoke your electronic consent at any time, and we will send paper copies of Fund reports within 30 days of receiving your notice.


CONTACTING VANGUARD
ONLINE
VANGUARD.COM
o    Your best source of Vanguard news
o    For fund, account, and service information
o    For most account transactions
o    For literature requests
o    24 hours per day, 7 days per week

VANGUARD TELE-ACCOUNT/(R)/
1-800-662-6273
(ON-BOARD)
o    For automated fund and account information
o For redemptions by check, exchange (subject to certain limitations), or wire
o    Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at 1-800-952-3335)
o    For fund and service information
o    For literature requests
o    Business hours only

24

CLIENT SERVICES
1-800-662-2739 (CREW)
(Text telephone at 1-800-749-7273)
o    For account information
o    For most account transactions
o    Business hours only

INSTITUTIONAL DIVISION
1-888-809-8102
o    For information and services for large institutional investors
o    Business hours only

VANGUARD ADDRESSES
REGULAR MAIL (INDIVIDUALS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900


REGISTERED, EXPRESS, OR OVERNIGHT MAIL:
The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815


FUND NUMBER
Please use the specific fund number when contacting us about Vanguard Short-Term Corporate Fund Institutional Shares--858.













The Vanguard Group, Vanguard, Vanguard.com, Plain Talk, Admiral, Vanguard Fund Express, Fund Express, Vanguard Tele-Account, Tele-Account, STAR, Explorer, and the ship logo are trademarks of The Vanguard Group, Inc. Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by The Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation regarding the advisability of investing in the fund. All other marks are the exclusive property of their respective owners.


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GLOSSARY OF INVESTMENT TERMS

AVERAGE MATURITY
The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.

BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

CORPORATE BOND
An IOU issued by a business that wants to borrow money. As with other types of bonds, the issuer promises to repay the borrowed money on a specific date and to make interest payments in the meantime.

CREDIT QUALITY
A measure of a bond issuer's ability to pay interest and principal in a timely manner.


DIVIDEND DISTRIBUTION
Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.


EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FACE VALUE
The amount to be paid at a bond's maturity; also known as the par value or principal.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.


INVESTMENT-GRADE
A bond whose credit quality is considered by independent bond-rating agencies, or through independent analysis conducted by a fund's adviser, to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Bonds rated in one of the four highest rating categories are considered "investment-grade"; other bonds may be considered by the adviser to be investment-grade.


MATURITY
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                                     [SHIP LOGO]
                                                          THE VANGUARD GROUP[R]]
                                                          INSTITUTIONAL DIVISION
                                                            POST OFFICE BOX 2900
                                                     VALLEY FORGE, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about Vanguard Short-Term Corporate Fund Institutional Shares, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS
Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Fund.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please contact us as follows:

If you are an individual investor:
THE VANGUARD GROUP
INVESTOR INFORMATION DEPARTMENT
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

If you are a client of Vanguard's Institutional Division:
THE VANGUARD GROUP
INSTITUTIONAL INVESTOR
INFORMATION DEPARTMENT
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-888-809-8102

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Fund are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

                                                   Fund's Investment Company Act
                                                           file number: 811-2368


                                               (C) 2003 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                 Vanguard Marketing Corporation,
                                                                    Distributor.

                                                                     I858 052003

                                     PART B

                    VANGUARD(R) FIXED INCOME SECURITIES FUNDS
                                  (THE TRUST)

                       STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 24, 2003


This Statement is not a prospectus but should be read in conjunction with the Fund's current Prospectuses (dated May 24, 2003). To obtain, without charge, the Prospectus or the most recent Annual Report to Shareholders, which contains the Funds' financial statements as hereby incorporated by reference, please call:

                 INVESTOR INFORMATION DEPARTMENT:1-800-662-7447


                                TABLE OF CONTENTS

DESCRIPTION OF THE TRUST..............................................B-1
INVESTMENT POLICIES...................................................B-3
INVESTMENT LIMITATIONS................................................B-24
SHARE PRICE...........................................................B-25
PURCHASE OF SHARES....................................................B-25
REDEMPTION OF SHARES..................................................B-26
MANAGEMENT OF THE FUND................................................B-27
INVESTMENT ADVISORY SERVICES..........................................B-33
PORTFOLIO TRANSACTIONS................................................B-37
YIELD AND TOTAL RETURNS...............................................B-38
FINANCIAL STATEMENTS..................................................B-43
COMPARATIVE INDEXES...................................................B-44
OTHER DEFINITIONS.....................................................B-50
APPENDIX--DESCRIPTION OF SECURITIES AND RATINGS.......................B-51

                            DESCRIPTION OF THE TRUST


The Trust was organized as Westminster Fixed Income Securities Fund, Inc., a Maryland corporation, in 1972. It was reorganized as a Pennsylvania business trust in 1984 and was subsequently reorganized as a Maryland corporation in 1985. It was finally reorganized as a Delaware statutory trust in May 1998. Prior to its reorganization as a Delaware statutory trust, the Trust was known as Vanguard Fixed Income Securities Fund, Inc. The Trust is registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust currently offers the following funds (and classes thereof):

                                                       SHARE CLASSES
                                                       -------------

 FUND                                           INVESTOR   ADMIRAL INSTITUTIONAL
 ----                                           --------   ------- -------------
 Vanguard(R) Short-Term Treasury Fund             Yes       Yes            No
 Vanguard(R) Short-Term Federal Fund              Yes       Yes            No
 Vanguard(R) Short-Term Corporate Fund            Yes       Yes           Yes
 Vanguard(R) Intermediate-Term Treasury Fund      Yes       Yes            No
 Vanguard(R) Intermediate-Term  Corporate Fund    Yes       Yes            No
 Vanguard(R) GNMA Fund                            Yes       Yes            No
 Vanguard(R) Long-Term Treasury  Fund             Yes       Yes            No
 Vanguard(R) Long-Term Corporate Fund             Yes       Yes            No
 Vanguard(R) High-Yield Corporate  Fund           Yes       Yes            No
 Vanguard(R) Inflation Protected Securities Fund  Yes        No            No

                  (individually, a Fund; collectively, the Funds)

Each of the Funds, except the Inflation Protected Securities Fund, is registered as a diversified management investment company. The Inflation Protected Securities Fund is registered as a nondiversified management investment company. The Trust has the ability to offer additional funds, which in turn may issue classes of shares. There is no limit on the number of full and fractional shares that may be issued for a single fund or class of shares.


     Throughout this document, any references to "class" apply only to the extent a Fund issues multiple classes.


SERVICE PROVIDERS


     CUSTODIANS. The Bank of New York, One Wall Street, New York, NY 10286 (for the Intermediate-Term Corporate, Intermediate-Term Treasury, Long-Term Treasury, Short-Term Corporate, Short-Term Federal, and Short-Term Treasury Funds) and JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070 (for the GNMA, High-Yield Corporate, Inflation Protected Securities, and Long-Term Corporate Funds), serve as the Funds' custodians. The custodians are responsible for maintaining the Funds' assets, keeping all necessary accounts and records of Fund assets, and appointing any foreign sub-custodians or foreign securities depositories.

     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA, 19103-7042, serves as the Funds' independent accountants. The accountants audit the Fund's annual financial statements and provide other related services.

     TRANSFER  AND   DIVIDEND-PAYING   AGENT.  The  Funds'  transfer  agent  and
dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355.

CHARACTERISTICS OF THE FUNDS' SHARES

     RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of the Funds' shares, other than the possible future termination of a Fund or share class. Each Fund or class may be terminated by reorganization into another mutual fund or class or by liquidation and distribution of the assets of the fund or class. Unless terminated by reorganization or liquidation, each Fund and share class will continue indefinitely.

     SHAREHOLDER LIABILITY. The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of a Fund will not be personally liable for payment of the Fund's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss as a result of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

     DIVIDEND RIGHTS. The shareholders of a Fund are entitled to receive any dividends or other distribution declared by the Fund. No shares of a Fund have priority of preference over any other shares of the Fund with respect to distributions. Distributions will be made from the assets of the Fund and will be paid ratably to all shareholders of the Fund (or class) according to the number of shares of the Fund (or class) held by shareholders on the record date. The amount of dividends per share may vary between separate share classes of the Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

     VOTING RIGHTS. Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of a Fund or any class; or (iii) the trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove trustees upon the written request of shareholders representing 10% or more of a Fund's net assets and to change any fundamental policy of a Fund. Unless otherwise required by applicable law, shareholders of a Fund receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the fund or class affected by a particular matter are entitled to vote on that matter. In addition, each class has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of another. Voting rights are noncumulative and cannot be modified without a majority vote.

     LIQUIDATION RIGHTS. In the event that a Fund is liquidated, shareholders will be entitled to receive a pro rata share of the Fund's net assets. In the event that a class of shares is liquidated, shareholders of that class will be entitled to receive a pro rata share of the Fund's net assets that are attributable to that class. Shareholders may receive cash, securities, or a combination of the two.

     PREEMPTIVE RIGHTS. There are no preemptive rights associated with the Funds' shares.

     CONVERSION RIGHTS. Shareholders of each Fund (except the Inflation Protected Securities Fund) may convert their shares into another class of shares of the same Fund upon the satisfaction of any then applicable eligibility requirements. There are no conversion rights associated with the Inflation Protected Securities Fund.

     REDEMPTION  PROVISIONS.  Each Fund's redemption provisions are described in
its  current   prospectus   and  elsewhere  in  this   Statement  of  Additional
Information.

     SINKING FUND PROVISIONS. The Funds have no sinking fund provisions.

     CALLS OR ASSESSMENT. The Funds' shares, when issued, are fully paid and non-assessable.


TAX STATUS OF THE FUND

Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. This special tax status means that the Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund must comply with certain requirements. If a Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.


                               INVESTMENT POLICIES

Some of the investment policies described below and in the Funds' Prospectuses set forth percentage limitations on a Fund's investment in, or holdings of, certain securities or other assets. Unless otherwise required by law, compliance with these policies will be determined immediately after the acquisition of such securities or assets. Subsequent changes in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund's investment policies and limitations.


 The following policies supplement each Fund's investment objective and policies set forth in the Prospectuses.

     80% POLICY. Under normal circumstances, the Short-Term Corporate, Short-Term Federal, Intermediate-Term Corporate, Long-Term Corporate, GNMA,
Inflation Protected Securities, and High-Yield Corporate Funds each have policies to invest at least 80% of their net assets in a particular type of investment. In applying these 80% policies, net assets will include any borrowings for investment purposes.

     ASSET-BACKED SECURITIES. Asset-backed securities are securities that represent a participation in, or are secured by and payable from, pools of underlying assets such as debt securities, bank loans, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (i.e., credit card) agreements and other categories of receivables. These underlying assets are securitized through the use of trusts and special purpose entities. Payment of interest and repayment of principal on asset-backed securities may be largely dependent upon the cash flows generated by the underlying assets backing the securities and, in certain cases, may be supported by letters of credit, surety bonds, or other credit enhancements. The rate of principal payments on asset-backed securities is related to the rate of principal payments, including prepayments, on the underlying assets. The credit quality of asset-backed securities depends primarily on the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. The value of asset-backed securities may be affected by the various factors described above and other factors, such as changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets, or the entities providing the credit enhancement.
     Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate, as a result of the pass-through of prepayments of principal on the underlying assets. Prepayments of principal by borrowers or foreclosure or other enforcement action by creditors shorten the term of the underlying assets. The occurrence of prepayments is a function of several factors, such as the level of interest rates, general economic conditions, the location and age of the underlying obligations, and other social and demographic conditions. A fund's ability to maintain positions in asset-backed securities is affected by the reductions in the principal amount of the underlying assets because of prepayments. A fund's ability to reinvest prepayments of principal (as well as interest and other distributions and sale proceeds) at a comparable yield is subject to generally prevailing interest rates at that time. The value of asset-backed securities varies with changes in market interest rates generally and the differentials in yields among various kinds of U.S. Government securities, mortgage-backed securities, and asset-backed securities. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of the underlying securities. Conversely, in periods of falling interest rates, the rate of prepayment tends to increase thereby shortening the average life of such assets. Because prepayments of principal generally occur when interest rates are declining, an investor, such as a fund, generally has to reinvest the proceeds of such prepayments at lower interest rates than those at which the assets were previously invested. Therefore, asset-backed securities have less potential for capital appreciation in periods of falling interest rates than other income-bearing securities of comparable maturity.
     Because asset-backed securities generally do not have the benefit of a security interest in the underlying assets that is comparable to a mortgage, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. For example, revolving credit receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set-off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles, rather than by real property. Most issuers of automobile receivables permit loan servicers to retain possession of the underlying assets. If the servicer of a pool of underlying assets sells them to another party, there is the risk that the purchaser could acquire an interest superior to that of holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issue of asset-backed securities and technical requirements under state law, the trustee for the holders of the automobile receivables may not have a proper security interest in the automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not be available to support payments on these securities.

     BORROWING. A fund's ability to borrow money is limited by its investment policies and limitations, by the 1940 Act, and by applicable exemptive orders, no-action letters, interpretations, and other pronouncements by the Securities and Exchange Commission and its staff (SEC), and any other regulatory authority having jurisdiction, from time to time. Under the 1940 Act, a fund is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the fund's total assets made for temporary or emergency purposes. Any borrowings for temporary purposes in excess of 5% of the fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or for other reasons, a fund may be required to sell some of its portfolio holdings within three days (excluding Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

     Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by earnings on the securities purchased. A fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     The SEC takes the position that other transactions that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing can be viewed as constituting a form of borrowing by the fund. These transactions can include entering into reverse repurchase agreements, engaging in mortgage dollar roll transactions, selling securities short (other than short sales "against-the-box"), buying and selling certain derivatives (such as futures contracts), selling (or writing) put and call options, engaging in sale-buybacks, entering into firm commitment agreements and standby commitment agreements, engaging in when-issued, delayed delivery or forward commitment transactions, and other trading practices that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing (additional discussion about a number of these transactions can be found below.) A borrowing transaction will not be considered to constitute the issuance of a "senior security" by a fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund (1) "covers" the borrowing transaction by maintaining an offsetting financial position or (2) segregates liquid assets (with such liquidity determined by the adviser in accordance with procedures established by the board of trustees) equal (as determined on a daily mark-to-market basis) in value to the fund's potential economic exposure under the borrowing transaction. A fund may have to buy or sell a security at a disadvantageous time or price in order to cover a borrowing transaction or segregate sufficient liquid assets. In addition, assets so segregated may not be available to satisfy redemptions or for other purposes.

     CONVERTIBLE SECURITIES. Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities typically consist of debt securities or preferred stock that may be converted (on a voluntary or mandatory basis) within a specified period of time (normally for the entire life of the security) into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. Convertible securities also include debt securities with warrants or common stock attached and derivatives combining the features of debt securities and equity securities. Other convertible securities with features and risks not specifically referred to herein may become available in the future. Convertible securities involve risks similar to those of both fixed-income and equity securities.
     The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer, and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security. If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. In that circumstance, the convertible security takes on the characteristics of a bond, and its price moves in the opposite direction from interest rates. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. In that case, the convertible security's price may be as volatile as that of common stock. Because both interest rate and market movements can influence its value, a convertible security generally is not as sensitive to interest rates as a similar fixed income security, nor is it as sensitive to changes in share price as its underlying equity security. Convertible securities are often rated below investment-grade or are not rated, and are generally subject to a high degree of credit risk.
     While all markets are prone to change over time, the generally high rate at which convertible securities are retired (through mandatory or scheduled conversions by issuers or voluntary redemptions by holders) and replaced with newly issued convertibles may cause the convertible securities market to change more rapidly than other markets. For example, a concentration of available convertible securities in a few economic sectors could elevate the sensitivity of the convertible securities market to the volatility of the equity markets and to the specific risks of those sectors. Moreover, convertible securities with innovative structures, such as mandatory conversion securities and equity-linked securities, have increased the sensitivity of the convertible securities market to the volatility of the equity markets and to the special risks of those innovations, which may include risks different from, and possible greater than, those associated with traditional convertible securities.

     DEBT SECURITIES. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed-income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/ prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk.

     DEBT   SECURITIES  --   INFLATION-INDEXED   SECURITIES.   Inflation-indexed
securities are debt securities the principal value of which is periodically adjusted to reflect the rate of inflation as indicated by the Consumer Price Index (CPI). Inflation-indexed securities may be issued by the U.S. government, agencies and instrumentalities of the U.S. government, and by corporations. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.
     The periodic adjustment of U.S. inflation-indexed securities is tied to the CPI, which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
     Inflation--a general rise in prices of goods and services--erodes the purchasing power of an investor's portfolio. For example, if an investment provides a "nominal" total return of 8% in a given year and inflation is 4% during that period, the inflation-adjusted, or real, return is 4%. Inflation, as measured by the CPI, has occurred in 49 of the past 50 years, so investors should be conscious of both the nominal and real returns of their investments. Investors in inflation-indexed securities funds who do not reinvest the portion of the income distribution that is attributable to inflation adjustments will not maintain the purchasing power of the investment over the long term. This is because interest earned depends on the amount of principal invested, and that principal will not grow with inflation if the investor fails to reinvest the principal adjustment paid out as part of a fund's income distributions. While inflation-indexed securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.
     If the periodic adjustment rate measuring inflation (i.e., the CPI) falls, the principal value of inflation-indexed securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed securities, even during a period of deflation. However, the current market value of the inflation-indexed securities is not guaranteed, and will fluctuate. Other inflation-indexed securities include inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
     The value of inflation-indexed securities should change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed securities.
     Any increase in principal for an inflation-indexed security resulting from inflation adjustments is considered by Internal Revenue Service (IRS) regulations to be taxable income in the year it occurs. For direct holders of an inflation-indexed security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments each quarter in the form of cash or reinvested shares (which, like principal adjustments, are taxable to shareholders).

     DEBT SECURITIES --  NON-INVESTMENT-GRADE  SECURITIES.  Non-investment-grade securities, also referred to as "high yield securities" or "junk bonds," are debt securities that are rated lower than the four highest rating categories by an nationally recognized statistical rating organization (for example, lower than Baa3 by Moody's Investors Service, Inc. or lower than BBB- by Standard & Poor's Corporation) or by independent analysis of a fund's adviser. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the investment-grade categories. Investment in these securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.
     Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of investment-grade securities. Thus, reliance on credit ratings in making investment decisions entails greater risks for high-yield securities than for investment-grade debt securities. The success of a fund's adviser in managing high-yield securities is more dependent upon its own credit analysis than is the case with investment-grade securities.
     Some high-yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Companies that issue high-yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high-yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.
     The market values of high-yield securities tend to reflect individual issuer developments to a greater extent than do investment-grade securities, which in general react to fluctuations in the general level of interest rates. High-yield securities also tend to be more sensitive to economic conditions than are investment-grade securities. A projection of an economic downturn, for example, could cause a decline in junk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high-yield securities defaults, in addition to risking payment of all or a portion of interest and principal, a fund investing in such securities may incur additional expenses to seek recovery.The secondary market on which high-yield securities are traded may be less liquid than the market for investment- grade securities. Less liquidity in the secondary trading market could adversely affect the ability of a fund to sell a high- yield security or the price at which a fund could sell a high-yield security, and could adversely affect the daily net asset value of fund shares. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.
     Except as otherwise provided in a fund's prospectus, if a credit-rating agency changes the rating of a portfolio security held by a fund, the fund may retain the portfolio security if the adviser deems it in the best interest of shareholders.

     DEBT SECURITIES -- STRUCTURED AND INDEXED SECURITIES. Structured securities (also called "structured notes") and indexed securities are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. The value of the principal of and/or interest on structured and indexed securities is determined by reference to changes in the value of a specific asset, reference rate, or index (the "reference") or the relative change in two or more references. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased, depending upon changes in the applicable reference. The terms of the structured and indexed securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

     DEBT SECURITIES -- U.S. GOVERNMENT SECURITIES. The term "U.S. Government Securities" refers to a variety of debt securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. The term also refers to "repurchase agreements" collateralized by such securities.
     U.S. Treasury Securities are backed by the "full faith and credit" of the United States. Other types of securities issued or guaranteed by Federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. The United States Government, however, does not guarantee the market price of any U.S. Government Securities. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.
     Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. An instrumentality of the U.S. Government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks and the Federal National Mortgage Association.
     DEBT SECURITIES -- VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities are debt securities that provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality. There is a risk that the current interest rate on variable and floating rate securities may not accurately reflect existing market interest rates. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.
     DEBT SECURITIES -- ZERO COUPON AND PAY-IN-KIND SECURITIES. Zero-coupon and pay-in-kind securities are debt securities that do not make regular cash interest payments. Zero-coupon securities generally do not pay interest. Pay-in-kind securities pay interest through the issuance of additional securities. These securities are generally issued at a discount to their principal or maturity value. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount and other non-cash income on such securities accrued during that year.
     DEPOSITARY RECEIPTS. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a "depository." Depositary receipts may be sponsored or unsponsored and include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). In ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. In other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other Depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and are generally designed for use in securities markets outside the U.S. While the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

     Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.
     For purposes of a fund's investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depository receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

     DERIVATIVES. A derivative is a financial instrument which has a value that is based on--or "derived from"--the values of other assets, reference rates, or indexes. Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates and related indexes. Derivatives include futures contracts and options on futures contracts (see additional discussion below), forward commitment transactions (see additional discussion below), options on securities (see additional discussion below), caps, floors, collars, swap agreements (see additional discussion below) and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap agreements, are privately negotiated and entered into in the over-the-counter (OTC) market. The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are used by some investors for speculative purposes. Derivatives also may be used for a variety of purposes that do not constitute speculation, such as hedging, risk management, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, seeking to add value when derivatives are favorably priced relative to equity or debt securities or other investments, and for other purposes. A fund will not use derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. There is no assurance that any derivatives strategy used by a fund's adviser will succeed.
     Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
     The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the derivative contract (usually referred to as a "counterparty") or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if a fund's adviser does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.
     Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.
 Derivatives may be subject to pricing or "basis" risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.
     Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Accordingly, certain derivative transactions may be considered to constitute borrowing transactions. Such a derivative transaction will not be considered to constitute the issuance of a "senior security" by a fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."
     Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that its adviser will incorrectly forecast future market trends or the values of assets, reference rates, indices or other financial or economic factors in establishing derivative positions for the fund. If the adviser attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the derivative will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.
     FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by entities organized, domiciled, or with a principal place of business outside the United States, such as foreign corporations and governments. Foreign securities may trade in U.S. or foreign securities markets. A fund may make foreign investments either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of similar instruments ("depositary receipts") for foreign securities (see discussion above). Depositary receipts are securities that are listed on exchanges or quoted in OTC markets in one country but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges or in the OTC markets. Investing in foreign securities involves certain special risk considerations that are not typically associated with investing in U.S. companies or governments.
     Because foreign issuers are not generally subject to uniform accounting, auditing, and financial reporting standards and practices comparable to those applicable to U.S. issuers, there may be less publicly available information about certain foreign issuers than about U.S. issuers. Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund. Securities of foreign issuers are generally less liquid and more volatile than securities of comparable U.S. issuers. There is generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments which could affect U.S. investments in those countries. Although an adviser will endeavor to achieve most favorable execution costs for a fund's portfolio transactions in foreign securities under the circumstances, commissions (and other transaction costs) are generally higher than those on U.S. securities. In addition, it is expected that the expenses for custodian arrangements of a funds' foreign securities will be somewhat greater than the expenses for a fund that invests primarily in domestic securities. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the companies making up a fund.
     The value of the foreign securities held by a fund may be significantly affected by changes in currency exchange rates. The U.S. dollar value of a foreign security generally decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency (as discussed below, a fund may attempt to hedge its currency risks). In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations, and political and economic developments.
     FOREIGN SECURITIES -- EMERGING MARKET RISK. Investing in emerging market countries involves certain risks not typically associated with investing in the United States, and imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. These risks include, but are not limited to, the following: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic, and political uncertainty and instability (including amplified risk of war and terrorism) more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned, and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity, and significantly smaller market capitalization of securities markets. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Furthermore, high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
     FOREIGN SECURITIES -- FOREIGN CURRENCY TRANSACTIONS. The value of a fund's foreign securities as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the fund may incur costs in connection with conversions between various currencies. To seek to minimize the impact of such factors on net asset values, a fund may engage in foreign currency transactions in connection with its investments in foreign securities. A fund will not speculate in foreign currency exchange and will enter into foreign currency transactions only to attempt to "hedge" the currency risk associated with investing in foreign securities. Although such transactions tend to minimize the risk of loss because of a decline in the value of the hedged currency, they also may limit any potential gain which might result should the value of such currency increase.
     A fund may conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into with large commercial banks or other currency traders who are participants in the interbank market. Currency exchange transactions also may be effected through the use of swap agreements or other derivatives. Currency exchange transactions may be considered borrowings. A currency exchange transaction will not be considered to constitute the issuance of a "senior security" by a fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."
     By entering into a forward contract for the purchase or sale of foreign currency involved in underlying security transactions, a fund may be able to protect itself against possible loss between trade and settlement dates for that purchase or sale resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. This practice is sometimes referred to as "transaction hedging." In addition, when the adviser reasonably believes that a particular foreign currency may suffer a substantial decline against the U.S. dollar, a fund may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This practice is sometimes referred to as "portfolio hedging." Similarly, when the adviser reasonably believes that the U.S. dollar may suffer a substantial decline against a foreign currency, a fund may enter into a forward contract to buy that foreign currency for a fixed dollar amount.
     A fund may also attempt to hedge its foreign currency exchange rate risk by engaging in currency futures, options and "cross-hedge" transactions. In "cross-hedge" transactions, a fund holding securities denominated in one foreign currency will enter into a forward currency contract to buy or sell a different foreign currency (one that the adviser reasonably believes generally tracks the currency being hedged with regard to price movements). The adviser may select the tracking (or substitute) currency rather than the currency in which the security is denominated in order to take advantage of pricing or other opportunities presented by the tracking currency. Such cross-hedges are expected to help protect a fund against an increase or decrease in the value of the U.S. dollar against certain foreign currencies.
     A fund may hold a portion of its assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

     The forecasting of short-term currency market movement is extremely difficult, and whether a short-term hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if its adviser's predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks, and may leave a fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that a fund will have flexibility to roll-over the foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder.
     FOREIGN SECURITIES -- FOREIGN INVESTMENT COMPANIES. Some of the countries in which a fund may invest may not permit, or may place economic restrictions on, direct investment by outside investors. Fund investments in such countries may be permitted only through foreign government-approved or authorized investment vehicles, which may include other investment companies. Such investments may be made through registered or unregistered closed-end investment companies that invest in foreign securities. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to the limitations on, and the risks of, a fund's investments in other investment companies, which are described below under the heading "Other Investment Companies."
     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A futures contract is a standardized agreement between two parties to buy or sell at a specific time in the future a specific quantity of a commodity at a specific price. The commodity may consist of an asset, a reference rate, or an index. A security futures contract relates to the sale of a specific quantity of shares of a single equity security or a narrow-based securities index. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying commodity. The buyer of a futures contract enters into an agreement to purchase the underlying commodity on the settlement date and is said to be "long" the contract. The seller of a futures contract enters into an agreement to sell the underlying commodity on the settlement date and is said to be "short" the contract. The price at which a futures contract is entered into is established by open outcry on the floor of an exchange between exchange members acting as traders or brokers. Open futures contracts can be liquidated or closed out by physical delivery of the underlying commodity or payment of the cash settlement amount on the settlement date, depending on the terms of the particular contract. Some financial futures contracts (such as security futures) provide for physical settlement at maturity. Other financial futures contracts (such as those relating to interest rates, foreign currencies and broad-based securities indexes) generally provide for cash settlement at maturity. In the case of cash settled futures contracts, the cash settlement amount is equal to the difference between the final settlement price on the last trading day of the contract and the price at which the contract was entered into. Most futures contracts, however, are not held until maturity but instead are "offset" before the settlement date through the establishment of an opposite and equal futures position.
     The purchaser or seller of a futures contract is not required to deliver or pay for the underlying commodity unless the contract is held until the settlement date. However, both the purchaser and seller are required to deposit "initial margin" with a futures commission merchant (FCM) when the futures contract is entered into. Initial margin deposits are typically calculated as a percentage of the contract's market value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process is known as "marking-to-market." Because the exchange of initial and variation margin payments prior to the settlement date will not represent payment in full for a futures contract, a fund's futures transactions can be considered borrowing transactions. A futures transaction will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."
     An option on a futures contract (or "futures option") conveys the right, but not the obligation, to purchase (in the case of a "call" option) or sell (in the case of a "put" option) a specific futures contract at a specific price (called the "exercise" or "strike" price) any time before the option expires. The buyer of a call option is said to go "long" a futures contract, while the buyer of a put option is said to go "short" a futures contract. The seller of an option is called an option writer. The purchase price of an option is called the "premium." Although the potential loss to an option buyer is limited to the amount of the premium plus transaction costs, that person can lose the entire amount of the premium. This will be the case, for example, if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is "in-the-money" at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract. Generally, any profit realized by an option buyer represents a loss for the option writer.
     A fund that takes the position of a writer of a futures option is required to deposit and maintain initial and variation margin with respect to the option, as described above in the case of futures contracts. Because the exchange of initial and variation margin payments prior to the expiration date of the option will not represent payment in full for a futures option, a fund's put and call option transactions can be considered borrowing transactions. A futures option transaction will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."
     Each fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund avoids being deemed a "commodity pool" or a "commodity pool operator" by limiting its use of futures contracts and futures options to "bona fide hedging" transactions (as defined by the CFTC) and by limiting the maximum amount or value of those futures and options transactions that do not constitute bona fide hedging transactions. A fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS -- RISKS. The risk of loss in trading futures contracts and in writing futures options can be substantial, because of the low margin deposits required, the extremely high degree of leverage involved in futures and options pricing, and the potential high volatility of the futures markets. As a result, a relatively small price movement in a futures position may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract, and the writing of a futures option, may result in losses in excess of the amount invested in the position. In the event of adverse price movements, a fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements (and segregation requirements, if applicable) at a time when it may be disadvantageous to do so. In addition, on the settlement date, a fund may be required to make delivery of the instruments underlying the futures positions it holds.
     A fund could suffer losses if it is unable to close out a futures contract or a futures option because of an illiquid secondary market. Futures contracts and futures options may be closed out only on an exchange which provides a secondary market for such products. However, there can be no assurance that a liquid secondary market will exist for any particular futures product at any specific time. Thus, it may not be possible to close a futures or option position. Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures and options positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment.
     A fund bears the risk that its adviser will incorrectly predict future market trends. If the adviser attempts to use a futures contract or a futures option as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the futures position will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving futures products can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments.
     A fund could lose margin payments it has deposited with its FCM, if, for example, the FCM breaches its agreement with the fund or becomes insolvent or goes into bankruptcy. In that event, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.

     INTERFUND BORROWING AND LENDING. The SEC has issued an exemptive order permitting the Vanguard funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The boards of trustees of the Vanguard funds are responsible for overseeing the interfund lending program.

     LOAN INTERESTS AND DIRECT DEBT INSTRUMENTS. Loan interests and direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (in the case of loans and loan participations), to suppliers of goods or services (in the case of trade claims or other receivables), or to other parties. These investments involve a risk of loss in case of the default, insolvency or bankruptcy of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a purchaser supply additional cash to a borrower on demand.
     Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, or are not made in a timely manner, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.
     Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is at least conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.
     A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower under the terms of the loan or other indebtedness. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.
     Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.
     A fund's investment policies will govern the amount of total assets that it may invest in any one issuer or in issuers within the same industry. For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require the fund, in some circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for purposes of the fund's investment policies.

Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

     MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are securities that represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property or instruments derived from such loans. Mortgage-backed securities include various types of securities such as government stripped mortgage-backed securities, adjustable rate mortgage-backed securities and collateralized mortgage obligations.
     Generally, mortgage-backed securities represent interests in pools of mortgage loans assembled for sale to investors by various governmental agencies, such as the Government National Mortgage Association (GNMA), by government-related organizations, such as the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC), as well as by private issuers, such as commercial banks, savings and loan institutions and mortgage bankers.
     Mortgage-backed securities may be classified as private, government, or government-related, depending on the issuer or guarantor. Private mortgage-backed securities represent interest in pass-through pools consisting principally of conventional residential mortgage loans created by non-government issuers, such as commercial banks and savings and loan associations and private mortgage insurance companies. Government mortgage-backed securities are backed by the full faith and credit of the United States. GNMA, the principal U.S. guarantor of these securities, is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage-backed securities are not backed by the full faith and credit of the United States, and are issued by companies such as FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a corporate instrumentality of the United States, the stock of which is owned by the Federal Home Loan Banks. Participation certificates representing interests in mortgages from FHLMC's national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC. Private, government or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than customary.
     Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. Prepayments of principal by mortgagors or mortgage foreclosures shorten the term of the mortgage pool underlying the mortgage-backed security. Factors affecting mortgage prepayments include, but are not limited to, the level of interest rates, general economic, social and demographic conditions, the location of the mortgaged property, and the age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted accurately. A fund's ability to maintain positions in mortgage-backed securities is affected by the reductions in the principal amount of such securities resulting from prepayments. A fund's ability to reinvest prepayments of principal at comparable yield is subject to generally prevailing interest rates at that time. The values of mortgage-backed securities vary with changes in market interest rates generally and the differentials in yields among various kinds of U.S. Government securities, mortgage-backed securities, and asset-backed securities. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgages supporting a mortgage-backed security. Conversely, in periods of falling interest rates, the rate of prepayment tends to increase thereby shortening the average life of such a pool. Because prepayments of principal generally occur when interest rates are declining, an investor, such as a fund, generally has to reinvest the proceeds of such prepayments at lower interest rates than those at which its assets were previously invested. Therefore, mortgage-backed securities have less potential for capital appreciation in periods of falling interest rates than other income-bearing securities of comparable maturity.

     MORTGAGE-BACKED SECURITIES -- ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES. Adjustable rate mortgage-backed securities (ARMs) have interest rates that reset at periodic intervals. Acquiring ARMs permits a fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMs are based. Such Arms generally have higher current yield and lower price fluctuations than is the case with more traditional fixed-income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a fund can reinvest the proceeds of such prepayments at rates higher than that at which they were previously invested. Mortgages underlying most ARMs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, a fund holding an ARM does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMs behave more like fixed-income securities and less like adjustable rate securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

     MORTGAGE-BACKED SECURITIES -- COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized mortgage obligations (CMOs) are mortgage-backed securities that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO transaction are divided into groups, and each group of bonds is referred to as a "tranche." Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under a traditional CMO structure are retired sequentially as opposed to the pro-rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under a CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The "fastest-pay" tranches of bonds, as specified in the prospectus for the issuance, would initially receive all principal payments. When those tranches of bonds are retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate, and long final maturities and expected average lives.
     In recent years, new types of CMO tranches have evolved. These include floating rate CMOs, planned amortization classes, accrual bonds and CMO residuals. These newer structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain of these new structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-backed securities.
     The primary risk of CMOs is the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the particular CMO transaction (that is, the priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

     MORTGAGE-BACKED SECURITIES -- STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities (SMBS) are derivative multi-class mortgage-backed securities. SMBSs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose entities formed or sponsored by any of the foregoing.
     SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBSs will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The price and yield-to-maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a fund may fail to recoup some or all of its initial investment in these securities, even if the security is in one of the highest rating categories.
     Although SMBSs are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a fund's limitations on investment in illiquid securities.

MORTGAGE DOLLAR ROLLS. A mortgage dollar roll is a transaction in which a fund sells a mortgage-backed security to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A Mortgage dollar roll program may be structured to simulate an investment in mortgage-backed securities at a potentially lower cost, or with potentially reduced administrative burdens, than directly holding mortgage-backed securities. A mortgage dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a fund pledges a mortgage-backed security to a dealer to obtain cash. Unlike the dealer of reverse repurchase agreements, the dealer with which a fund enters into a mortgage dollar roll transaction is not obligated to return the same securities as those originally sold by the fund, but rather only securities which are "substantially identical." To be considered "substantially identical," the securities returned to a fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within a certain percentage of the initial amount delivered. A mortgage dollar roll may be considered to constitute a borrowing transaction. A mortgage dollar roll transaction will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and is subject to the risks, described above under the heading "Borrowing." Mortgage dollar rolls will be used only if consistent with a fund's investment objective and strategies and will not be used to leverage a fund's assets or change its risk profile. The proceeds of mortgage-dollar roll transactions will be invested in high-quality, short-term fixed income securities.

     MUNICIPAL BONDS. Municipal bonds are debt obligations issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities (collectively, "municipalities"), the interest on which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax ("Municipal Bonds"). Municipal Bonds include securities from a variety of sectors, each of which has unique risks. Municipal Bonds include, but are not limited to, general obligation bonds, limited obligation bonds, and revenue bonds, including industrial development bonds issued pursuant to federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer's general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds are issued for either project or enterprise financings in which the bond issuer pledges to the bondholders the revenues generated by the operating projects financed from the proceeds of the bond issuance. Revenue bonds involve the credit risk of the underlying project or enterprise (or its corporate user) rather than the credit risk of the issuing municipality. Under the Code, certain limited obligation bonds are considered "private activity bonds" and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability. Tax-exempt private activity bonds and industrial development bonds generally are also classified as revenue bonds and thus are not payable from the issuer's general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds are the responsibility of the corporate user (and/or any guarantor). A tax-exempt fund will invest only in securities deemed tax-exempt by a nationally recognized bond counsel, but there is no guarantee the interest payments on Municipal Bonds will continue to be tax-exempt for the life of the bonds.
     Some longer-term Municipal Bonds give the investor the right to "put" or sell the security at par (face value) within a specified number of days following the investor's request--usually one to seven days. This demand feature enhances a security's liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, a fund would hold the longer-term security, which could experience substantially more volatility.
     Some Municipal Bonds feature credit enhancements, such as lines of credit, municipal bond insurance, and standby bond purchase agreements (SBPAs). SBPAs include lines of credit that are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying Municipal Bond should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond's principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured Municipal Bonds have been historically low and municipal bond insurers historically have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer's loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest credit rating. An SBPA can include a liquidity facility that is provided to pay the purchase price of any bonds that cannot be remarketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider's obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower or bond issuer.
     Municipal Bonds also include tender option bonds, which are municipal derivatives created by dividing the income stream provided by an underlying Municipal Bond to create two securities issued by a special-purpose trust, one short-term and one long-term. The interest rate on the short-term component is periodically reset. The short-term component has negligible interest rate risk, while the long-term component has all of the interest rate risk of the original bond. After income is paid on the short-term securities at current rates, the residual income goes to the long-term securities. Therefore, rising short-term interest rates result in lower income for the longer-term portion, and vice versa. The longer-term components can be very volatile and may be less liquid than other Municipal Bonds of comparable maturity. These securities have been developed in the secondary market to meet the demand for short-term, tax-exempt securities.
     Municipal securities also include a variety of structures geared towards accommodating municipal issuer short term cash flow requirements. These structures include but are not limited to general market notes, commercial paper, put bonds, and variable rate demand obligations (VRDOs). VRDOs comprise a significant percentage of the outstanding debt in the short term municipal market. VRDOs can be structured to provide a wide range of maturity options (1 day to over 360 days) to the underlying issuing entity and are typically issued at par. The longer the maturity option, the greater the degree of liquidity risk (the risk of not receiving an asking price of par or greater) and reinvestment risk (the risk that the proceeds from maturing bonds must be reinvested at a lower interest rate).

     MUNICIPAL BONDS -- RISKS. Municipal Bonds are subject to credit risk. Like other debt securities, Municipal Bonds include investment-grade, non-investment grade and unrated securities. Rated Municipal Bonds that may be held by a fund include those rated investment-grade at the time of investment or those issued by issuers whose senior debt is rated investment-grade at the time of investment. In the case of any unrated Municipal Bonds, the adviser to a fund will assign a credit rating based upon criteria that include an analysis of factors similar to those considered by nationally recognized statistical rating organizations. Information about the financial condition of an issuer of
Municipal Bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded. Obligations of issuers of Municipal Bonds are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their Municipal Bonds may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for Municipal Bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal, or political developments might affect all or a substantial portion of a fund's Municipal Bonds in the same manner.
     Municipal Bonds are subject to interest rate risk. Interest rate risk is the chance that bond prices overall will decline over short or even long periods because of rising interest rates. Interest rate risk is higher for long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of shorter-term bonds. Generally, prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Prices and yields on Municipal Bonds are dependent on a variety of factors, such as the financial condition of the issuer, general conditions of the Municipal Bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time.
     Municipal Bonds are subject to call risk. Call risk is the chance that during periods of falling interest rates, a bond issuer will "call"--or repay--a higher-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, a fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates. Call risk is generally high for long-term bonds.
     Municipal Bonds may be deemed to be illiquid as determined by or in accordance with methods adopted by a fund's board of trustees. In determining the liquidity and appropriate valuation of a Municipal Bond, a fund's adviser may consider the following factors relating to the security, among others: (1) the frequency of trades and quotes; (2) the number of dealers willing to purchase or sell the security; (3) the willingness of dealers to undertake to make a market; (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer; and (5) factors unique to a particular security, including general creditworthiness of the issuer and the likelihood that the marketability of the securities will be maintained throughout the time the security is held by the fund.

     OPTIONS. An option on a security (or index) is a contract that gives the holder of the option, in return for the payment of a "premium," the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option (1) to deliver the underlying security upon payment of the exercise price (in the case of a call option) or
(2) to pay the exercise price upon delivery of the underlying security (in the case of a put option). The writer of an option on an index has the obligation upon exercise of the option to pay an amount equal to the cash value of the index minus the exercise price, multiplied by the specified multiplier for the index option. The multiplier for an index option determines the "size" of the investment position the option represents. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
     The buyer of a call option is said to go "long" on the underlying position, while the buyer of a put option is said to go "short" the underlying position. The seller of an option is called an option writer. The purchase price of an option is called the "premium." Although the potential loss to an option buyer is limited to the amount of the premium plus transaction costs, that person can lose the entire amount of the premium. This will be the case if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer, but that person could also seek to profit from an anticipated rise or decline in option prices. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is "in-the-money" at the expiration date. A call option is in-the-money if the value of the underlying position exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying position. Generally, any profit realized by an option buyer represents a loss for the option writer. The writing of an option will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."
     If a trading market in particular options were to become unavailable, investors in those options would be unable to close out their positions until trading resumes, and they may be faced with substantial losses if the value of the underlying interest moves adversely during that time. Even if the market were to remain available, there may be times when options prices will not maintain their customary or anticipated relationships to the prices of the underlying interests and related interests. Lack of investor interest, changes in volatility, or other factors or conditions might adversely affect the liquidity, efficiency, continuity, or even the orderliness of the market for particular options.
     A fund bears the risk that its adviser will not accurately predict future market trends. If the adviser attempts to use an option as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the option will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving options can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many options, in particular OTC options, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

     OTHER INVESTMENT COMPANIES. A fund may invest in other investment companies to the extent permitted by applicable law or SEC order. Under the 1940 Act, a fund generally may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company. If a fund invests in investment companies, shareholders will bear not only their proportionate share of the fund's expenses (including operating expenses and the fees of the adviser), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of the fund but also to the portfolio investments of the underlying investment companies. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value. Others are continuously offered at net asset value but also may be traded in the secondary market.

     PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer's common stock. "Participating" preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

     REPURCHASE AGREEMENTS. A repurchase agreement is an agreement under which a fund acquires a fixed income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a custodian bank until repurchased. In addition, the board of trustees will monitor a fund's repurchase agreement transactions generally and will establish guidelines and standards for review by the investment adviser of the creditworthiness of any bank, broker, or dealer party to a repurchase agreement relating to a fund. The use of repurchase agreements involves certain risks. One risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the fund not within its control and therefore the realization by the fund on such collateral may be automatically stayed. Finally, it is possible that the fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

     RESTRICTED AND ILLIQUID SECURITIES. Illiquid securities are securities that can not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on a fund's books. Illiquid securities may include a wide variety of investments, such as repurchase agreements maturing in more than seven days, OTC options contracts, and certain other derivatives (including certain swap agreements), fixed time deposits that are not subject to prepayment or do not provide for withdrawal penalties upon prepayment (other than overnight deposits), participation interests in loans, municipal lease obligations, commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended (1933
Act), and securities whose disposition is restricted under the federal securities laws. Illiquid securities include restricted, privately placed securities that, under the federal securities laws, may be sold only to qualified institutional buyers. Because these securities can be resold only to qualified institutional buyers, they may be considered illiquid securities--meaning that they could be difficult for a fund to convert to cash if needed. If a substantial market develops for a restricted security (or other illiquid investment) held by a fund, it will be treated as a liquid security, in accordance with procedures and guidelines approved by the board of trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act or securities that are exempt from registration under the 1933 Act, such as commercial paper. While a fund's adviser monitors the liquidity of restricted securities on a daily basis, the board of trustees oversees and retains ultimate responsibility for the adviser's decisions. Several factors that the trustees consider in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, brokers and dealers that trade in the security, and the availability of information about the security's issuer.

     REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. Under a reverse repurchase agreement, the fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. Reverse repurchase agreements involve the risk that the market value of securities retained by the fund may decline below the repurchase price of the securities sold by the fund which it is obligated to repurchase. A reverse repurchase agreement may be considered a borrowing transaction. A reverse repurchase agreement transaction will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing." A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and found satisfactory by the adviser.

     SECURITIES LENDING. A fund may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks, or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its investment securities, a fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the fund. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Cash received as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.
     The terms and the structure and the aggregate amount of securities loans must be consistent with the 1940 Act and the rules or interpretations of the SEC thereunder. These provisions limit the amount of securities a fund may lend to 33 1/3% of the fund's total assets, and require that (1) the borrower pledge and maintain with the fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the U.S. Government having at all times not less than 100% of the value of the securities loaned, (2) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks-to-market" on a daily basis), (3) the loan be made subject to termination by the fund at any time, and (4) the fund receive reasonable interest on the loan (which may include the fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities, and any increase in their market value. Loan arrangements made by each fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the borrower, will be considered in making decisions with respect to the lending of securities, subject to review by the board of trustees, and a fund may pay such fees. At the present time, the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's trustees. In addition, voting rights pass with the loaned securities, but if a material event occurs affecting an investment on loan, the loan must be called and the securities voted.

     SWAP AGREEMENTS. A swap agreement is an agreement between two parties ("counterparties") to exchange payments at specified dates ("periodic payment dates") on the basis of a specified amount ("notional amount") with the payments calculated with reference to a specified asset, reference rate, or index.
     Examples of swap agreements include, but are not limited to, interest rate swaps, credit default swaps, equity swaps, commodity swaps, foreign currency swaps, index swaps, and total return swaps. Most swap agreements provide that when the periodic payment dates for both parties are the same, payments are netted, and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, a fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements allow for a wide variety of transactions. For example, fixed rate payments may be exchanged for floating rate payments; U.S. dollar-denominated payments may be exchanged for payments denominated in a different currency; and payments tied to the price of one asset, reference rate, or index may be exchanged for payments tied to the price of another asset, reference rate, or index.
     An option on a swap agreement, also called a "swaption," is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based "premium." A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.
     The use of swap agreements by a fund entails certain risks, which are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.
     Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price. For this reason, a swap transaction may be subject to a fund's limitation on investments in illiquid securities.
     Swap agreements may be subject to pricing risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.
     Because some swap agreements have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. Certain swap transactions may be considered to constitute borrowing transactions. Such a swap transaction will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."
     Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that its adviser will not accurately forecast future market trends or the values of assets, reference rates, indices or other economic factors in establishing swap positions for the fund. If the adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many swaps, in particular OTC swaps, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.
     The use of a swap agreement involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. Additionally, the use of credit default swaps can result in losses if a fund's adviser does not correctly evaluate the creditworthiness of the issuer on which the credit swap is based.
     The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     TAX MATTERS -- FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. A fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term, depending on the holding period of the contract. Sales of futures contracts that are intended to hedge against a change in the value of securities held by a fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A fund may be required to defer the recognition of losses on one position, such as futures contracts, to the extent of any unrecognized gains on a related offsetting position held by the fund.
     In order for a fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies, or other income derived with respect to the fund's business of investing in securities or currencies. It is anticipated that any net gain recognized on futures contracts will be considered qualifying income for purposes of the 90% requirement.
     A fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the fund's other investments and shareholders will be advised on the nature of the distributions.

     TAX MATTERS -- FEDERAL TAX TREATMENT OF NON-U.S. TRANSACTIONS. Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option, or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and non-equity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts, and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Code and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts a fund may make or enter into will be subject to the special currency rules described above.

     TAX MATTERS -- FOREIGN TAX CREDIT. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets are invested in securities of foreign issuers, the fund may elect to pass through foreign taxes paid, and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements, a tax credit on their tax returns. If shareholders do not meet the holding period requirements, they may still be entitled to a deduction for certain gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.

     TAX MATTERS -- MARKET DISCOUNT. The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may affect the tax character and amount of income required to be recognized by a fund holding the bond. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

     TEMPORARY INVESTMENTS. A fund may take temporary defensive measures that are inconsistent with the fund's normal fundamental or non fundamental investment policies and strategies in response to adverse market, economic, political, or other conditions. Such measures could include, but are not limited to, investments in (1) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. Government and its agencies, commercial paper, and bank certificates of deposit;
(2) shares of other investment companies which have investment objectives consistent with those of the fund; (3) repurchase agreements involving any such securities; and (4) other money market instruments. There is no limit on the extent to which the fund may take temporary defensive measures. In taking such measures, the fund may fail to achieve its investment objective.

     WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS. When-issued, delayed delivery, and forward commitment transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss. A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund. When-issued, delayed delivery, and forward commitment transactions may be considered to constitute borrowing transactions. When-issued, delayed delivery, and forward commitment transactions will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."


                             INVESTMENT LIMITATIONS

Each Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's shares. For these purposes, a "majority" of shares means shares representing the lesser of: (1) 67% or more of the Fund's net assets voted, so long as shares representing more than 50% of the Fund's net assets are present or represented by proxy; or (2) shares representing more than 50% of the Fund's net assets.

     BORROWING. Each Fund may not borrow money in excess of 15% of its net assets, and any borrowings by a Fund must comply with all applicable regulatory requirements.COMMODITIES. Each Fund may not invest in commodities, except that it may invest in bond (stock) futures contracts, bond (stock) options, and options on bond (stock) futures contracts. No more than 5% of the Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of the Fund's total assets may be invested in futures contracts or options at any time.

     DIVERSIFICATION. With respect to 75% of its total assets, each Fund may not: (1) purchase more than 10% of the outstanding voting securities of any one issuer; or (2) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.

     ILLIQUID OR RESTRICTED SECURITIES. Each Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

     INDUSTRY CONCENTRATION. Each Fund may not invest more than 25% of its total assets in any one industry.

     INVESTING FOR CONTROL. Each Fund may not invest in a company for purpose of controlling its management.

     LOANS. Each Fund may not lend money to any person except by purchasing fixed-income securities, by entering into repurchase agreements, by lending its portfolio securities, or through Vanguard's interfund lending program.

     MARGIN. Each Fund may not purchase securities on margin or sell securities short, except as permitted by the Funds' investment policies relating to commodities.

     OIL, GAS, MINERALS. Each Fund may not invest in interests in oil, gas, or other mineral exploration or development programs.

     PLEDGING ASSETS. Each Fund may not pledge, mortgage, or hypothecate more than 15% of its net assets.

     REAL ESTATE. Each Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate and bonds secured by real estate.

     SENIOR SECURITIES. Each Fund may not issue senior securities, except in compliance with the 1940 Act.

     UNDERWRITING. Each Fund may not engage in the business of underwriting securities issued by other persons. The Fund will not be considered an underwriter when disposing of its investment securities.

     UNSEASONED COMPANIES. *A Fund may not invest more than 5% of its total assets in companies that have less than three years of operating history (including the operating history of any predecessors).

     WARRANTS. *A Fund may not purchase or sell warrants, put options or call options.

     Compliance with the investment limitations set forth above is measured at the time securities are purchased. If a percentage restriction is adhered to at the time the investment is made, a later change in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction.

     *These limitations are non-fundamental for Vanguard Inflation Protected Securities Fund and, therefore, may be changed by the board of trustees without a shareholder vote.
     None of these limitations prevents a Fund from participating in The Vanguard Group. As a member of The Vanguard Group, each Fund may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirements. See "Management of the Funds" for more information.


                                   SHARE PRICE


A Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange (the Exchange), generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class.

The New York Stock Exchange typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although each Fund expects the same holidays to be observed in the future, the Exchange may modify its holiday schedule or hours of operation at any time.


                               PURCHASE OF SHARES


The purchase price of shares of each Fund is the net asset value per share next determined after the purchase request is received in good order, as defined in the Fund's prospectus. The net asset value per share is calculated as of the close of regular trading on the New York Stock Exchange on each day the Exchange is open for business. An order received before the close of regular trading on the New York Stock Exchange will be executed at the price computed on the date of receipt; an order received after the close of regular trading on the Exchange will be executed at the price computed on the next day the Exchange is open.

Each Fund reserves the right in its sole discretion (1) to suspend the offering of its shares, (2) to reject purchase orders, including a purchase by exchange from another Vanguard fund, if management determines such rejection is in the best interest of the Fund, (3) to increase or decrease the minimum amount required to open and maintain an account, without prior notice, (4) to impose a transaction fee on a purchase of the Fund's shares if the purchase, in the opinion of the adviser, would disrupt the efficient management of the Fund, and
(5) to reduce or waive the minimum investment for, or any other restrictions on, initial and subsequent investments for certain categories of investors or under circumstances where certain economies can be achieved in sales of the Fund's shares.

                              REDEMPTION OF SHARES

Each Fund may suspend redemption privileges or postpone the date of payment for redeemed shares (1) during any period that the New York Stock Exchange is closed or trading on the Exchange is restricted as determined by the Commission, (2) during any period when an emergency exists, as defined by the Commission, as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to fairly determine the value of its assets, and (3) for such other periods as the Commission may permit.
     Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by the Fund. Each Fund has made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period.
     If Vanguard determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash in conformity with applicable rules of the Commission. Investors may incur brokerage charges on the sale of such securities received in payment of redemptions.
     For example, assume that John and Mary Doe hold 200 shares in a jointly registered account, with 150 shares (75% of the total shares) currently subject to a redemption fee, and 50 shares (25% of the total shares) currently exempt from the redemption fee. If the Does transfer 50 of their 200 shares to an account registered in one of their individual names, 25% of the transferred shares (or 12.5 shares) will be exempt from the redemption fee, and 75% of the transferred shares (or 37.5 shares) will continue to be subject to the redemption fee. Following the share transfer, the jointly registered account will hold 150 shares, with 25% of the shares (or 37.5 shares) exempt from the redemption fee, and 75% of the shares (or 112.5 shares) still subject to the redemption fee. This same procedure would apply if, rather than transferring shares to a different account registration, the Does were to convert a portion of their shares to a different share class.
     The Funds charge a fee of $5.00 for wire redemptions in amounts less than $5,000. Additionally, the High-Yield Corporate Fund charges a redemption fee of 1% of the value of shares that were held for less than one year. The fees are withheld from redemption proceeds and retained by the Fund.
     We will always redeem you oldest shares first. In addition, in the event that you transfer your High-Yield Corporate Fund shares to a different account registration, or convert them to a different share class, the shares will retain their redemption fee status. If you transfer or convert less than 100% of these shares, the redemption fee status of your shares will be carried over on a proportionate basis.
     All High-Yield Corporate Fund shares become exempt from the redemption fee based on their initial purchase date, regardless of whether such shares are subsequently transferred to a different account registration or converted to a different share class.
     From time to time, the High-Yield Corporate Fund may waive or modify redemption fees for certain categories of investors.

INVESTING WITH VANGUARD THROUGH OTHER FIRMS

The Funds have authorized certain agents to accept on its behalf purchase and redemption orders, and those agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf (collectively, "Authorized Agents"). A Fund will be deemed to have received a purchase or redemption order when an Authorized Agent accepts the order in accordance with the Fund's instructions. A customer order that is properly transmitted to a Fund by an Authorized Agent will be priced at the Fund's net asset value next determined after the order is received by the agent.

                             MANAGEMENT OF THE FUNDS

THE VANGUARD GROUP

Each Fund is a member of The Vanguard Group of Investment Companies, which consists of more than 100 funds. Through their jointly-owned subsidiary, The Vanguard Group, Inc., the funds obtain at cost virtually all of their corporate management, administrative, and distribution services. Vanguard also provides investment advisory services on an at-cost basis to several of the Vanguard funds.
     Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the funds and also furnishes the funds with necessary office space, furnishings, and equipment. Each fund pays its share of Vanguard's total expenses, which are allocated among the funds under methods approved by the board of trustees of each fund. In addition, each fund bears its own direct expenses, such as legal, auditing, and custodian fees.
     The funds' officers are also officers and employees of Vanguard. No officer or employee owns, or is permitted to own, any securities of any external adviser for the funds.
     Vanguard, Vanguard Marketing Corporation, the funds' advisers, and the funds have adopted Codes of Ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the funds (access persons) from profiting from that information. The Codes permit access persons to invest in securities for their own accounts, including securities that may be held by a fund, but place substantive and procedural restrictions on the trading activities of access persons. For example, the Codes require that access persons receive advance approval for every securities trade to ensure that there is no conflict with the trading activities of the funds.
     Vanguard was established and operates under an Amended and Restated Funds' Service Agreement, which was approved by the shareholders of each of the funds. The Amended and Restated Funds' Service Agreement provides as follows: (1) each Vanguard fund may be called upon to invest up to 0.40% of its current net assets in Vanguard, and (2) there is no other limitation on the dollar amount that each Vanguard fund may contribute to Vanguard's capitalization. The amounts that each of the funds has invested are adjusted from time to time in order to maintain the proportionate relationship between each fund's relative net assets and its contribution to Vanguard's capital. As of XXX, each Fund had contributed capital to Vanguard, as represented below:

     MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the funds by third parties.

     DISTRIBUTION. Vanguard Marketing Corporation, a wholly-owned subsidiary of Vanguard, provides all distribution and marketing activities for the funds. The principal distribution expenses are for advertising, promotional materials, and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies that will become members of Vanguard. The funds' trustees review and approve the amount to be spent annually on distribution activities, as well as the manner and amount to be spent on each fund. The trustees also determine whether to organize new investment companies.
     One half of the distribution expenses of a marketing and promotional nature is allocated among the funds based upon their relative net assets. The remaining half of those expenses is allocated among the funds based upon each fund's sales for the preceding 24 months relative to the total sales of the funds as a group, provided, however, that no funds aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of the average distribution expense rate for Vanguard, and that no fund shall incur annual distribution expenses in excess of 0.20 of 1% of its average month-end net assets.

     During the fiscal years ended January 2001, 2002, and 2003, the Funds paid the following approximate amounts of Vanguard's management and administrative (including transfer agency), distribution, and marketing expenses:

   FUND                                                2001      2002       2003
   ----                                               -----     -----      -----
   Vanguard Short-Term Treasury Fund                  $XXXX     $XXXX      $XXXX
   Vanguard Short-Term Federal Fund                    XXXX      XXXX       XXXX
   Vanguard Short-Term Corporate Fund                  XXXX      XXXX       XXXX
   Vanguard Intermediate-Term Treasury Fund            XXXX      XXXX       XXXX
   Vanguard Intermediate-Term Corporate Fund           XXXX      XXXX       XXXX
   Vanguard GNMA Fund                                  XXXX      XXXX       XXXX
   Vanguard Long-Term Treasury Fund                    XXXX      XXXX       XXXX
   Vanguard Long-Term Corporate Fund                   XXXX      XXXX       XXXX
   Vanguard High-Yield Corporate Fund                  XXXX      XXXX       XXXX
   Vanguard Inflation Protected Securities Fund        XXXX      XXXX       XXXX

OFFICERS AND TRUSTEES

The officers of the Fund manage the day-to-day operations of the Fund under the direction of the Funds' board of trustees. The trustees set broad policies for the Fund and choose the Funds' officers. Each trustee serves a Fund until its termination; until the trustee's retirement, resignation, death; or as otherwise specified in the Trust's organizational documents. Any trustee may be removed at a meeting of shareholders by a vote representing two-thirds of the total net asset value of all shares of the Fund. Each trustee also serves as a director of The Vanguard Group, Inc.
     The following chart shows information for each trustee and executive officer of the Fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.


                                                VANGUARD FUND                                                     NUMBER OF VANGUARD
                          POSITION(S) HELD    TRUSTEE/OFFICER    PRINCIPAL OCCUPATION(S) DURING                   FUNDS OVERSEEN BY
  NAME, DATE OF BIRTH     WITH FUND           SINCE              THE PAST FIVE YEARS                              TRUSTEE/OFFICER
  -----------------------------------------------------------------------------------------------------------------------------
  INTERESTED TRUSTEES
  -------------------
  John J. Brennan*        Chairman of the     May, 1987          Chairman of the Board, Chief Executive           112
  (1954)                  Board, Chief                           Officer, and Director (Trustee) of The
                          Executive Officer                      Vanguard Group, Inc. and each of the
                          and Trustee                            investment companies served by The
                                                                 Vanguard Group, Inc.
  -----------------------------------------------------------------------------------------------------------------------------
  INDEPENDENT TRUSTEES

  Charles D. Ellis        Trustee             January, 2001      The Partners of '63 (pro bono ventures in        112
  (1937)                                                         education); Senior Advisor to Greenwich
                                                                 Associates (international business strategy
                                                                 consulting); Successor Trustee of Yale
                                                                 University; Overseer of the Stern School of
                                                                 Business at New York University; Trustee of
                                                                 the Whitehead Institute for Biomedical research.

  Rajiv L. Gupta          Trustee             December, 2001     Chairman and Chief Executive Officer             112
  (1945)                                                         (since October, 1999), Vice Chairman
                                                                 (January-September, 1999), and Vice
                                                                 President (prior to September 1999) of
                                                                 Rohm and Haas Co. (chemicals); Director
                                                                 of Technitrol, Inc. (electronic components)
                                                                 and Agere Systems (communication
                                                                 components); Board Member of
                                                                 American Chemistry Council; Trustee of
                                                                 Drexel University.

*Officers of the Fund are "Interested persons" as defined in the 1940 Act.


                                                VANGUARD FUND                                                     NUMBER OF VANGUARD
                          POSITION(S) HELD    TRUSTEE/OFFICER    PRINCIPAL OCCUPATION(S) DURING                   FUNDS OVERSEEN BY
  NAME, DATE OF BIRTH     WITH FUND           SINCE              THE PAST FIVE YEARS                              TRUSTEE/OFFICER
  ---------------------------------------------------------------------------------------------------------------------------------
  JoAnn Heffernan Heisen  Trustee             July, 1998         Vice President, Chief Information Officer, and   112
  (1950)                                                         Member of the Executive Committee of
                                                                 Johnson & Johnson (pharmaceuticals/
                                                                 consumer products); Director of the Medical
                                                                 Center at Princeton and Women's Research
                                                                 and Education Institute.

  Burton G. Malkiel       Trustee             May, 1977          Chemical Bank Chairman's Professor of            110
  (1932)                                                         Economics, Princeton University; Director of
                                                                 Vanguard Investment series plc (Irish
                                                                 investment fund) since November, 2001,
                                                                 Vanguard Group (Ireland) Limited (investment
                                                                 management) since November, 2001, Director
                                                                 of Prudential Insurance Co. of America, BKF
                                                                 Capital (investment management), The Jeffrey
                                                                 Co. (holding company), and NeuVis, Inc.
                                                                 (software company).

  Alfred M. Rankin, Jr.   Trustee            January, 1993       Chairman, President, Chief Executive             112
  (1941)                                                         Officer, and Director of NACCO Industries,
                                                                 Inc. (forklift trucks/housewares/lignite);
                                                                 Director of Goodrich Corporation
                                                                 (industrial products/aircraft systems and
                                                                 services). Director of the Standard
                                                                 Products Company (supplier for
                                                                 automotive industry) until 1998.


  J. Lawrence Wilson      Trustee             April, 1985        Retired Chairman and Chief Executive             112
  (1936)                                                         Officer of Rohm and Haas Co. (chemicals);
                                                                 Director of Cummins Inc. (diesel engines),
                                                                 The Mead Corp. (paper products), and
                                                                 AmerisourceBergen Corp. (pharmaceutical
                                                                 distribution); Trustee of Vanderbilt
                                                                 University.
------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS
  R. Gregory Barton*      Secretary           June, 2001         Managing Director and General Counsel            112
  (1951)                                                         of The Vanguard Group, Inc. (since
                                                                 September, 1997); Secretary of The
                                                                 Vanguard Group, Inc. and of each of the
                                                                 investment companies served by The
                                                                 Vanguard Group, Inc. (since June, 2001);
                                                                 Principal of The Vanguard Group, Inc.
                                                                 (prior to September, 1997).

  Thomas J. Higgins*      Treasurer           July, 1998         Principal of The Vanguard Group, Inc.;           112
  (1957)                                                         Treasurer of each of the
                                                                 investment companies served by The
                                                                 Vanguard Group, Inc. (since July, 1998).

 *Officers of the Fund are "Interested persons" as defined in the 1940 Act.



     Mr. Ellis is a Senior Advisor to Greenwich Associates, a firm that consults on business strategy to professional financial services organizations in markets around the world. A large number of financial service providers, including Vanguard, subscribe to programs of research-based consulting. During 2001 and 2002, Vanguard paid Greenwich subscription fees amounting to less than $xxx,000. Vanguard's subscription rates are similar to those of other subscribers.


 Board Committees: Each Fund's board has the following committees:

- Audit Committee: This committee oversees the accounting and financial reporting policies, the systems of internal controls, and the independent audits of each Fund and Vanguard. All independent trustees serve as members of the committee. The committee held six meetings during each Fund's last fiscal year.

- Compensation Committee: This committee oversees the compensation programs established by each Fund and Vanguard for the benefit of their employees, officers, and trustees/directors. All independent trustees serve as members of the committee. The committee held three meeting during each Fund's last fiscal year.

- Nominating Committee: This committee nominates candidates for election to Vanguard's board of directors and the board of trustees of each Fund (collectively, the Vanguard boards). The committee also has the authority to recommend the removal of any director or trustee from the Vanguard boards. All independent trustees serve as members of the committee. The committee held three meeting during each Fund's last fiscal year.


     The Nominating Committee will consider shareholder recommendations for trustee nominees. Shareholders may send recommendations to Mr. Wilson, Chairman of the Committee.


TRUSTEES' OWNERSHIP OF FUND SHARES


All trustees allocate their investments among the various Vanguard funds based on their own investment needs. The following table shows each trustee's ownership of shares of each Fund and of all Vanguard funds served by the trustee as of December 31, 2002. As a group, the Funds' trustees and officers own less than 1% of the outstanding shares of each Fund.


                     VANGUARD FIXED INCOME SECURITIES FUNDS



                                                 DOLLAR RANGE OF  AGGREGATE DOLLAR RANGE OF
                                                    FUND SHARES         VANGUARD FUND SHARES
FUND                           NAME OF TRUSTEE  OWNED BY TRUSTEE           OWNED BY TRUSTEE
----                           --------------   -----------------  ------------------------
VANGUARD SHORT-TERM TREASURY FUND
                               John J. Brennan              None               Over $xxx,xxx
                              Charles D. Ellis              None               Over $xxx,xxx
                                Rajiv L. Gupta              None               Over $xxx,xxx
                        JoAnn Heffernan Heisen              None               Over $xxx,xxx
                             Burton G. Malkiel              None               Over $xxx,xxx
                         Alfred M. Rankin, Jr.              None               Over $xxx,xxx
                            J. Lawrence Wilson              None               Over $xxx,xxx

VANGUARD SHORT-TERM FEDERAL FUND
                               John J. Brennan              None               Over $xxx,xxx
                              Charles D. Ellis              None               Over $xxx,xxx
                                Rajiv L. Gupta              None               Over $xxx,xxx
                        JoAnn Heffernan Heisen              None               Over $xxx,xxx
                             Burton G. Malkiel              None               Over $xxx,xxx
                         Alfred M. Rankin, Jr.              None               Over $xxx,xxx
                            J. Lawrence Wilson              None               Over $xxx,xxx

VANGUARD SHORT-TERM CORPORATE FUND
                               John J. Brennan              None               Over $xxx,xxx
                              Charles D. Ellis              None               Over $xxx,xxx
                                Rajiv L. Gupta              None               Over $xxx,xxx
                        JoAnn Heffernan Heisen              None               Over $xxx,xxx
                             Burton G. Malkiel              None               Over $xxx,xxx
                         Alfred M. Rankin, Jr.              None               Over $xxx,xxx
                            J. Lawrence Wilson     Over $xxx,xxx               Over $xxx,xxx

VANGUARD INTERMEDIATE-TERM TREASURY FUND
                               John J. Brennan              None               Over $xxx,xxx
                              Charles D. Ellis              None               Over $xxx,xxx
                                Rajiv L. Gupta              None               Over $xxx,xxx
                        JoAnn Heffernan Heisen              None               Over $xxx,xxx
                             Burton G. Malkiel              None               Over $xxx,xxx
                         Alfred M. Rankin, Jr.              None               Over $xxx,xxx
                            J. Lawrence Wilson              None               Over $xxx,xxx

                                                 DOLLAR RANGE OF  AGGREGATE DOLLAR RANGE OF
                                                    FUND SHARES         VANGUARD FUND SHARES
FUND                           NAME OF TRUSTEE  OWNED BY TRUSTEE           OWNED BY TRUSTEE
----                           --------------   -----------------  ------------------------
VANGUARD INTERMEDIATE-TERM CORPORATE FUND
                               John J. Brennan              None               Over $xxx,xxx
                              Charles D. Ellis              None               Over $xxx,xxx
                                Rajiv L. Gupta              None               Over $xxx,xxx
                        JoAnn Heffernan Heisen              None               Over $xxx,xxx
                             Burton G. Malkiel              None               Over $xxx,xxx
                         Alfred M. Rankin, Jr.              None               Over $xxx,xxx
                            J. Lawrence Wilson              None               Over $xxx,xxx


VANGUARD GNMA FUND             John J. Brennan              None               Over $xxx,xxx
                              Charles D. Ellis              None               Over $xxx,xxx
                                Rajiv L. Gupta              None               Over $xxx,xxx
                        JoAnn Heffernan Heisen              None               Over $xxx,xxx
                             Burton G. Malkiel              None               Over $xxx,xxx
                         Alfred M. Rankin, Jr.              None               Over $xxx,xxx
                            J. Lawrence Wilson              None               Over $xxx,xxx


VANGUARD LONG-TERM TREASURY FUND
                               John J. Brennan              None               Over $xxx,xxx
                              Charles D. Ellis              None               Over $xxx,xxx
                                Rajiv L. Gupta              None               Over $xxx,xxx
                        JoAnn Heffernan Heisen              None               Over $xxx,xxx
                             Burton G. Malkiel              None               Over $xxx,xxx
                         Alfred M. Rankin, Jr.              None               Over $xxx,xxx
                            J. Lawrence Wilson              None               Over $xxx,xxx


VANGUARD LONG-TERM CORPORATE FUND
                               John J. Brennan              None               Over $xxx,xxx
                              Charles D. Ellis              None               Over $xxx,xxx
                                Rajiv L. Gupta              None               Over $xxx,xxx
                        JoAnn Heffernan Heisen              None               Over $xxx,xxx
                             Burton G. Malkiel     Over $xxx,xxx               Over $xxx,xxx
                         Alfred M. Rankin, Jr.              None               Over $xxx,xxx
                            J. Lawrence Wilson              None               Over $xxx,xxx


VANGUARD HIGH-YIELD CORPORATE FUND
                               John J. Brennan     Over $xxx,xxx               Over $xxx,xxx
                              Charles D. Ellis              None               Over $xxx,xxx
                                Rajiv L. Gupta              None               Over $xxx,xxx
                        JoAnn Heffernan Heisen              None               Over $xxx,xxx
                             Burton G. Malkiel     Over $xxx,xxx               Over $xxx,xxx
                         Alfred M. Rankin, Jr.              None               Over $xxx,xxx
                         J. Lawrence Wilson       $10,001-$50,000              Over $xxx,xxx

VANGUARD INFLATION PROTECTED SECURITIES FUND
                               John J. Brennan              None               Over $xxx,xxx
                              Charles D. Ellis              None               Over $xxx,xxx
                                Rajiv L. Gupta              None               Over $xxx,xxx
                        JoAnn Heffernan Heisen              None               Over $xxx,xxx
                             Burton G. Malkiel              None               Over $xxx,xxx
                         Alfred M. Rankin, Jr.              None               Over $xxx,xxx
                            J. Lawrence Wilson              None               Over $xxx,xxx

TRUSTEE COMPENSATION


The same individuals serve as trustees of all Vanguard funds (with one exception, which is noted in the table on page B-xx), and each fund pays a proportionate share of the trustees' compensation. The funds also employ their officers on a shared basis; however, officers are compensated by Vanguard not the funds.

     INDEPENDENT TRUSTEES. The funds compensate their independent trustees (i.e., the ones who are not also officers of the funds) in three ways:

- The independent trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled board meetings.
- The independent trustees are reimbursed for the travel and other expenses that they incur in attending board meetings.
- Upon retirement (after attaining age 65 and completing five years of service), the independent trustees who began their service prior to January 1, 2001, receive a retirement benefit under a separate account arrangement. As of January 1, 2001, the opening balance of each eligible trustee's separate account was generally equal to the net present value of the benefits he or she had accrued under the trustees' former retirement plan. Each eligible trustee's separate account will be credited annually with interest at a rate of 7.5% until the trustee receives his or her final distribution. Those independent trustees who began their service on or after January 1, 2001, are not eligible to participate in the plan.

     "INTERESTED" TRUSTEE. Mr. Brennan serves as a trustee, but is not paid in this capacity. He is, however, paid in his role as officer of The Vanguard Group, Inc.

     COMPENSATION TABLE. The following table provides compensation details for each of the trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Funds for each trustee. In addition, the table shows the total amount of benefits that we expect each trustee to receive from all Vanguard funds upon retirement, and the total amount of compensation paid to each trustee by all Vanguard funds.

                     VANGUARD FIXED INCOME SECURITIES FUNDS
                          TRUSTEES' COMPENSATION TABLE

                                                              PENSION OR
                                    AGGREGATE        RETIREMENT BENEFITS                 ACCRUED              TOTAL COMPENSATION
                            COMPENSATION FROM   ACCRUED AS PART OF THESE   RETIREMENT BENEFIT AT               FROM ALL VANGUARD
NAME OF TRUSTEE              THESE FUNDS/(1)/      FUNDS' EXPENSES/(1)/          JANUARY 1, 2001     FUNDS PAID TO TRUSTEES/(2)/
---------------             -----------------   ------------------------   ---------------------   -----------------------------
John J. Brennan                           None                      None                    None                            None
Charles D. Ellis                        $x,xxx                       N/A                     N/A                        $xxx,xxx
Rajiv L. Gupta/(3)/                        N/A                       N/A                     N/A                             N/A
JoAnn Heffernan Heisen                   x,xxx                      $xxx                 $xx,xxx                         xxx,xxx
Bruce K. MacLaury/(4)/                   x,xxx                       xxx                  xx,xxx                          xx,xxx
Burton G. Malkiel                        x,xxx                       xxx                  xx,xxx                         xxx,xxx
Alfred M. Rankin, Jr.                    x,xxx                       xxx                  xx,xxx                         xxx,xxx
James O. Welch, Jr./(4)/                 x,xxx                       xxx                  xx,xxx                         xxx,xxx
J. Lawrence Wilson                       x,xxx                       xxx                  xx,xxx                         xxx,xxx


/(1) /The amounts shown in this column are based on the Funds' fiscal year ended January 31, 2002. Each Fund within the Trust is responsible for a proportionate share of these amounts.

/(2)/ The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 112 Vanguard funds (110 in the case of Mr. Malkiel; 86 in the case of Mr. MacLaury; and 84 in the case of Mr. Gupta) for the 2002 calendar year.

/(3)/ Mr. Gupta joined the Funds' board, effective December 31, 2001.

/(4)/ Mr. MacLaury and Mr. Welch retired from the Funds' board, effective December 31, 2001.

                          INVESTMENT ADVISORY SERVICES

           GNMA, LONG-TERM CORPORATE, AND HIGH-YIELD CORPORATE FUNDS

The GNMA, Long-Term Corporate, and High-Yield Corporate Funds employ Wellington Management Company, LLP (Wellington Management) under an investment advisory agreement to manage the investment and reinvestment of their assets and to continuously review, supervise, and administer their investment programs. Wellington Management discharges its responsibilities subject to the supervision and oversight of the officers and trustees of the three Funds.

     The GNMA, Long-Term Corporate, and High-Yield Corporate Funds pay Wellington Management an aggregate fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the aggregate average month-end net assets of the three Funds for the quarter:


                                    GNMA FUND

                NET ASSETS                      ANNUAL RATE
                ----------                      -----------
                First $3 billion                      .0xx%
                Next $3 billion                       .0xx%
                Over $6 billion                       .0xx%

                            LONG-TERM CORPORATE FUND

                NET ASSETS                      ANNUAL RATE
                ----------                      -----------
                First $1 billion                      .0xx%
                Next $1 billion                       .0xx%
                Next $1 billion                       .0xx%
                Over $3 billion                       .0xx%

                            HIGH-YIELD CORPORATE FUND

                NET ASSETS                      ANNUAL RATE
                ----------                      -----------
                First $1 billion                      .0xx%
                Next $1 billion                       .0xx%
                Next $1 billion                       .0xx%
                Over $3 billion                       .0xx%



     During the fiscal years ended January 31, 2001, 2002, and 2003, the three Funds incurred the following advisory fees:

      FUND                                       2001        2002         2003
      ----                                 ----------  ----------     --------
      Vanguard GNMA Fund                   $1,460,000  $1,790,000         $XXX
      Vanguard Long-Term Corporate Fund       993,000   1,053,000          XXX
      Vanguard High-Yield Corporate Fund    1,914,000   2,082,000          XXX


     For each of these Funds, the present advisory agreement may be continued for successive one-year periods only if (1) such continuance is specifically approved by a vote of the Fund's board of trustees, including the affirmative votes of a majority of those members of the board of trustees who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or (2) each renewal is specifically approved by a vote of a majority of the Fund's outstanding voting securities. The agreement may be terminated by any Fund at any time, without penalty, (1) by vote of the board of trustees of the Fund on sixty (60) days' written notice to Wellington Management, (2) by a vote of a majority of the Fund's outstanding voting securities, or (3) by Wellington Management upon ninety (90) days' written notice to the Fund. The agreement will automatically terminate in the event of its assignment.

     DESCRIPTION OF THE ADVISER. Wellington Management Company, LLP, 75 State Street, Boston, MA 02109, is a Massachusetts limited liability partnership, whose managing partners are Laurie A. Gabriel, Duncan M. McFarland, and John R. Ryan.

SHORT-TERM CORPORATE, SHORT-TERM FEDERAL, SHORT-TERM TREASURY, INTERMEDIATE-TERM
         CORPORATE, INTERMEDIATE-TERM TREASURY, LONG-TERM TREASURY, AND
                      INFLATION-PROTECTED SECURITIES FUNDS


The Short-Term Corporate, Short-Term Federal, Short-Term Treasury, Intermediate-Term Corporate, Intermediate-Term Treasury, Long-Term Treasury, and Inflation-Protected Securities Funds receive all investment advisory services from Vanguard, through its Fixed Income Group. These services are provided on an at-cost basis from an experienced advisory staff employed directly by Vanguard. The compensation and other expenses of the advisory staff are allocated among the funds utilizing these services.

     During the fiscal years ended January 31, 2001, 2002, and 2003, the Funds incurred the following advisory expenses:


      FUND                                             2001       2002      2003
      ----                                            -----       -----   ------
      Vanguard Short-Term Treasury Fund            $133,000   $209,000      $XXX
      Vanguard Short-Term Federal Fund              168,000    216,000       XXX
      Vanguard Short-Term Corporate Fund            834,000  1,027,000       XXX
      Vanguard Intermediate-Term Treasury Fund      188,000    305,000       XXX
      Vanguard Intermediate-Term Corporate Fund     185,000    274,000       XXX
      Vanguard Long-Term Treasury Fund              136,000    204,000       XXX
      Vanguard Inflation-Protected Securities Fund    5,000     50,000       XXX

     The investment management staff is supervised by the senior officers of the Funds. The senior officers are directly responsible to the board of trustees of the Funds.

BOARD REVIEW OF INVESTMENT ADVISORY ARRANGEMENTS. Each Fund's board of trustees oversees the Fund's management and performance on a regular basis. For [insert name(s) of outside managed fund(s)], the board determines annually whether to approve and renew the Fund's investment advisory arrangements. For [insert name(s) of inside managed fund(s)], the board considers annually whether the Fund and its shareholders continue to benefit from the internalized management structure whereby the Fund receives investment management services at cost from Vanguard's [insert Fixed Income and/or Quantitative Equity] Group. Vanguard provides the board with monthly, quarterly, and annual analyses of the (each) adviser(s) performance. In addition, the investment adviser(s) provide(s) the board with quarterly self-evaluations and certain other information the board deems important to evaluate the short- and long-term performance of the adviser(s) of [insert name(s) of outside managed fund(s)], and the internalized management of [insert name(s) of inside managed fund(s)]. Each Fund's portfolio managers meets with the board periodically to discuss the management and performance of the Fund.
     When considering whether to renew an investment advisory contract (in the case of [insert name(s) of outside managed fund(s)]), or continue the internalized management structure of [insert name(s) of inside managed fund(s)], the board examines several factors, but does not identify any particular factor as controlling their decision. Some of the factors considered by the board include: the nature, extent, and quality of the advisory services provided as well as other material facts, such as the investment performance of the Fund's assets managed by the adviser and the fair market value of the services provided. The board reviews and considers the extent to which the adviser has realized or will realize economies of scale as the Fund grows. Additional information is provided to the board detailing other sources of revenue to the adviser or its affiliates from its relationship with the Fund; intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant, and the adviser's control of the investment expenses of each Fund, such as transaction costs, including ways in which portfolio transactions for the Funds are conducted and brokers are selected.
     For [insert name(s) of outside managed fund(s)], the board also takes into account the nature of the fee arrangements, which include [if there are breakpoints: breakpoints that will adjust the fee downward as the size of a Fund increases] and [if there are performance fees: a performance adjustment that is designed to benefit shareholders by aligning the adviser's fee with the investment returns delivered to shareholders.]
     The board also reviews the investment performance of each Fund compared with a peer group of funds and an appropriate index or combination of indexes, in addition to a comparative analysis of expense ratios of, and advisory fees paid by, similar funds. The following tables reflect a sample of the most recent data for each Fund:

                                             AVERAGE ANNUAL RETURN (BEFORE TAXES)
                                             ------------------------------------
                                                                                                                 ADVISORY FEES
                                                                                                               EXPRESSED AS AN
                                                                                                              ANNUAL EFFECTIVE
                                            1 YEAR ENDED  5 YEARS ENDED  10 YEARS ENDED                     RATE OF THE FUNDS'
                                              1/31/2003        1/31/2003         1/31/2003  EXPENSE RATIO   AVERAGE NET ASSETS
 VANGUARD SHORT-TERM TREASURY FUND
 INVESTOR SHARES*                                 xx.x%          x.xx%           x.xx%           xx%                 0.xx%
Lehman 1-5 Year Treasury Index                    xx.x           xx.x            xx.x            N/A                  XXX
Short U.S. Treasury Funds                         xx.x           xx.x            xx.x            N/A                  XXX

VANGUARD SHORT-TERM FEDERAL FUND
 INVESTOR SHARES*                                xx.x%          x.xx%           x.xx%           xx%                 0.xx%
Lehman 1-5 Year Gov't. Index                     xx.x           xx.x            xx.x            N/A                  XXX
1-5 Year U.S. Government                         xx.x           xx.x            xx.x            N/A                  XXX

VANGUARD SHORT-TERM CORPORATE FUND
 INVESTOR SHARES*                                xx.x%          x.xx%           x.xx%           xx%                 0.xx%
Lehman 1-5 Year U.S. Credit Index                xx.x           xx.x            xx.x            N/A                  XXX
1-5 Year Investment-Grade                        xx.x           xx.x            xx.x            N/A                  XXX

VANGUARD INTERMEDIATE-TERM TREASURY FUND
 INVESTOR SHARES*                                xx.x%          x.xx%           x.xx%           xx%                 0.xx%
Lehman 5-10 Year Treasury Index                  xx.x           xx.x            xx.x            N/A                  XXX
Intermediate U.S. Treasury Funds                 xx.x           xx.x            xx.x            N/A                  XXX

VANGUARD INTERMEDIATE-TERM CORPORATE
 FUND INVESTOR SHARES*                          xx.x%          x.xx%           x.xx%           xx%                 0.xx%
Lehman 5-10 Yr. U.S. Credit Index               xx.x           xx.x            xx.x            N/A                  XXX
Intermediate Investment Grade Debt              xx.x           xx.x            xx.x            N/A                  XXX

VANGUARD GNMA FUND INVESTOR SHARES*             xx.x%          x.xx%           x.xx%           xx%                 0.xx%
Lehman GNMA Index                               xx.x           xx.x            xx.x            N/A                  XXX
GNMA Funds                                      xx.x           xx.x            xx.x            N/A                  XXX

VANGUARD LONG-TERM TREASURY FUND
 INVESTOR SHARES*                               xx.x%          x.xx%           x.xx%           xx%                 0.xx%
Lehman Long Treasury Index                      xx.x           xx.x            xx.x            N/A                  XXX
General U.S. Treasury Funds                     xx.x           xx.x            xx.x            N/A                  XXX

VANGUARD LONG-TERM CORPORATE FUND
 INVESTOR SHARES*                               xx.x%          x.xx%           x.xx%           xx%                 0.xx%
Lehman Long Credit A/ Better Index              xx.x           xx.x            xx.x            N/A                  XXX
Corporate Debt Funds A Rated                    xx.x           xx.x            xx.x            N/A                  XXX

VANGUARD HIGH-YIELD CORPORATE FUND
 INVESTOR SHARES*                               xx.x%          x.xx%           x.xx%           xx%                 0.xx%
Lehman High Yield Index                         xx.x           xx.x            xx.x            N/A                  XXX
High Current Yields Funds                       xx.x           xx.x            xx.x            N/A                  XXX

VANGUARD INFLATION PROTECTED SECURITIES
 FUND INVESTOR SHARES*                          xx.x%          x.xx%           x.xx%           xx%                 0.xx%
Lehman US Treasury Inflation Notes              xx.x           xx.x            xx.x            N/A                  XXX
Short-Intermediate Government Funds             xx.x           xx.x            xx.x            N/A                  XXX
 *Information about the Fund's Admiral Shares may be found elsewhere in this
  Statement of Additional Information.
**Derived from data provided by Lipper Inc..
 +Average annual total returns since inception on June 29, 2000.

Based upon its most recent evaluation of each Fund's investment staff, the portfolio management process, the short- and long-term performance results, the current advisory arrangements for [insert name(s) of outside managed fund(s)], and the at-cost internalized management arrangements for [insert name(s) of internally managed fund(s)], the board determined that it would be in the best interests of each Fund's shareholders to renew the investment advisory agreements for [insert name(s) of outside managed fund(s)], and continue the internalized management arrangements for [insert name(s) of internally managed fund(s)].

     The primary factors underlying the board's determination to renew each Fund's advisory arrangements were as follows:


                 GNMA FUND (WELLINGTON MANAGEMENT COMPANY, LLP)

- The board determined that the performance results for the Fund were reasonable as compared with relevant performance standards, include the average GNMA fund (derived from data provided by Lipper Inc.); and other appropriate market indexes.

- The board assessed that the advisory fee paid by the Fund was reasonable based on the average advisory fee for the Fund's Lipper peer group. The board also took into account the nature of the fee arrangements which include breakpoints that will adjust the fee downward as the size of the adviser's portfolio increases.

- The board evaluated the adviser's investment staff and portfolio management process, and reviewed the composition and overall performance of the adviser's portfolio on both a short-term and long-term basis. The board considered whether the Fund should obtain alternative portfolio management services and concluded that, under all the circumstances and based on its informed business judgment, the most appropriate course of action in the best interest of the Fund's shareholders was to renew the agreement with Wellington Management.


         LONG-TERM CORPORATE FUND (WELLINGTON MANAGEMENT COMPANY, LLP)

- The board determined that the performance results for the Fund were reasonable as compared with relevant performance standards, include the performance results of: the average corporate A-rated fund (derived from data provided by Lipper Inc.); and other appropriate market indexes.

- The board assessed that the advisory fee paid by the Fund was reasonable based on the average advisory fee for the Fund's Lipper peer group. The board also took into account the nature of the fee arrangements which include breakpoints that will adjust the fee downward as the size of the adviser's portfolio increases.

- The board evaluated the adviser's investment staff and portfolio management process, and reviewed the composition and overall performance of the adviser's portfolio on both a short-term and long-term basis. The board considered whether the Fund should obtain alternative portfolio management services and concluded that, under all the circumstances and based on its informed business judgment, the most appropriate course of action in the best interest of the Fund's shareholders was to renew the agreement with Wellington Management.


         HIGH-YIELD CORPORATE FUND (WELLINGTON MANAGEMENT COMPANY, LLP)

- The board determined that the performance results for the Fund were reasonable as compared with relevant performance standards, include the performance results of: average high current yield fund (derived from data provided by Lipper Inc.); and other appropriate market indexes.

- The board assessed that the advisory fee paid by the Fund was reasonable based on the average advisory fee for the Fund's Lipper peer group. The board also took into account the nature of the fee arrangements which include breakpoints that will adjust the fee downward as the size of the adviser's portfolio increases.

- The board evaluated the adviser's investment staff and portfolio management process, and reviewed the composition and overall performance of the adviser's portfolio on both a short-term and long-term basis. The board considered whether the Fund should obtain alternative portfolio management services and concluded that, under all the circumstances and based on its informed business judgment, the most appropriate course of action in the best interest of the Fund's shareholders was to renew the agreement with Wellington Management.

SHORT-TERM CORPORATE, SHORT-TERM FEDERAL, SHORT-TERM TREASURY, INTERMEDIATE-TERM
CORPORATE,     INTERMEDIATE-TERM     TREASURY,     LONG-TERM    TREASURY,    AND
INFLATION-PROTECTED SECURITIES FUNDS (THE VANGUARD GROUP, INC.)


     When the board considers whether Vanguard should continue providing internalized investment management services at-cost to each Fund, the board takes into account numerous factors, including:

-    The nature, extent and quality of the services provided.
-    The investment performance of the Fund's assets managed by Vanguard.
-    The fair market value of the services provided.
- A comparative analysis of expense ratios of, and advisory fees paid by, similar funds.
- Vanguard's control of the operating expenses of the Fund, such as transaction costs, including ways in which portfolio transactions for the Fund are conducted and brokers are selected.


     Based upon its most recent evaluation of the investment staff, the portfolio management process, the short and long-term performance, and the at-cost, internalized management arrangements, the board of each Fund determined that it would be in the best interests of the Fund's shareholders to continue its internalized management arrangement.

     Vanguard has adopted specific policies regarding the advisers' selection of brokers. For additional information, please see the Portfolio Transactions section of this Statement of Additional Information.


                             PORTFOLIO TRANSACTIONS

            GNMA, LONG-TERM CORPORATE, AND HIGH-YIELD CORPORATE FUNDS


The adviser, pursuant to its agreement with the Funds, is authorized (with the approval of the Fund's board of trustees) to select the brokers or dealers that will execute the purchases and sales of securities for the Funds and is directed to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Funds. Each adviser has undertaken to execute each investment transaction at a price and commission which provides the most favorable total cost or proceeds reasonably obtainable under the circumstances.
     The adviser chooses brokers or dealers to handle the purchase and sale of the Funds' securities, and is responsible for obtaining the best available price and most favorable execution for all transactions. When the Fund purchase a newly issued security at a fixed price, the adviser may designate certain members of the underwriting syndicate to receive compensation associated with that transaction. Certain dealers have agreed to rebate a portion of such compensation directly to the Fund to offset their management expenses. The adviser is required to seek best execution of all transactions and is not authorized to pay a higher brokerage commission based solely on the receipt of research or other services.
     As previously explained, the types of securities that the Fund purchase do not normally involve the payment of explicit brokerage commissions. If any such brokerage commissions are paid, however, the adviser will evaluate their reasonableness by considering: (a) historical commission rates; (b) rates which other institutional investors are paying, based upon publicly available information; (c) rates quoted by brokers and dealers; (d) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (e) the complexity of a particular transaction in terms of both execution and settlement; (f) the level and type of business done with a particular firm over a period of time; and (g) the extent to which the broker or dealer has capital at risk in the transaction.
     The types of securities in which the Funds invest is generally purchased and sold through principal transactions, meaning that the Funds normally purchase securities directly from the issuer or a primary market-maker acting as principal for the securities on a net basis. Explicit brokerage commissions are not paid on these transactions, although the purchase price for securities usually includes an undisclosed compensation. Purchases from underwriters of securities typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up (i.e., a spread between the bid and the asked prices).
     Some securities that are considered for investment by a Fund may also be appropriate for other Vanguard funds or for other clients served by the adviser. If such securities are compatible with the investment policies of a Fund and one or more of the adviser's other clients, and are considered for purchase or sale at or about the same time, then transactions in such securities will be aggregated by the adviser and the purchased securities or sale proceeds will be allocated among the participating Vanguard funds and the other participating clients of the adviser in a manner deemed equitable by the adviser. Although there may be no specified formula for allocating such transactions, the allocation methods used, and the results of such allocations, will be subject to periodic review by the Fund's board of trustees.

SHORT-TERM CORPORATE, SHORT-TERM FEDERAL, SHORT-TERM TREASURY, INTERMEDIATE-TERM
CORPORATE,   INTERMEDIATE-TERM  TREASURY,   LONG-TERM  TREASURY,  AND  INFLATION
PROTECTED SECURITIES FUNDS

     Brokers or dealers who execute transactions for the Funds are selected by Vanguard's Fixed Income Group, which is responsible for using its best efforts to obtain the best available price and most favorable execution for each transaction. Principal transactions are made directly with issuers, underwriters, and market-makers and usually do not involve brokerage commissions, although underwriting commissions and dealer mark-ups may be involved. Brokerage transactions are placed with brokers deemed most capable of providing favorable terms; if more than one broker can offer such terms, then consideration may be given to brokers who provide the staff with research and statistical information.
     Vanguard's Fixed Income Group may occasionally make recommendations to other Vanguard funds or clients which result in their purchasing or selling securities simultaneously with the Funds. As a result, the demand for securities being purchased or the supply of securities being sold may increase, which could have an adverse effect on the price of those securities. It is the staff's policy not to favor one client over another in making recommendations or placing an order. If two or more clients are purchasing a given security on the same day from the same broker-dealer, such transactions may be averaged as to price.


                                    ALL FUNDS


The Funds did not incur any brokerage commissions for the fiscal years ended January 31, 2001, 2002, and 2003.


                             YIELD AND TOTAL RETURN


SEC YIELDS


Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                         YIELD = 2[((A-B)/CD+1)/6 /- 1]

  Where:

          a =dividends and interest earned during the period b =expenses accrued for the period (net of reimbursements) c =the average daily number of shares outstanding during the period that were entitled to receive dividends
          d =the maximum offering price per share on the last day of the period

     The annualized yields of each Fund for the 30-day period ended January 31, 2003, are set forth below. In calculating the yield, the premiums and discounts on asset-backed securities are not amortized.

                                             SHARE CLASSES
                                             -------------
                                                                   INSTITUTIONAL
FUND                                       INVESTOR   ADMIRAL             SHARES
----                                       -------    -------      -------------
Vanguard Short-Term Treasury Fund              x.xx%     x.xx%             N/A
Vanguard Short-Term Federal Fund               x.xx      x.xx              N/A
Vanguard Short-Term Corporate Fund             x.xx      x.xx             x.xx%
Vanguard Intermediate-Term Treasury Fund       x.xx      x.xx              N/A
Vanguard Intermediate-Term Corporate Fund      x.xx      x.xx              N/A
Vanguard GNMA Fund                             x.xx      x.xx              N/A
Vanguard Long-Term Treasury Fund               x.xx      x.xx              N/A
Vanguard Long-Term Corporate Fund              x.xx      x.xx              N/A
Vanguard High-Yield Corporate Fund             x.xx      x.xx              N/A
Vanguard Inflation Protected Securities Fund   x.xx       N/A              N/A


AVERAGE ANNUAL TOTAL RETURN

Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years, or the life of the fund, all ended on the last day of a recent month. Average annual total return quotations will reflect changes in the price of the fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in fund shares. Average annual total returns are quoted to the nearest hundredth of one percent.
     The average annual total returns (both before and after taxes) of each Fund for the one-, five-, and ten-year periods (or since inception) ended January 31, 2003, are set forth below:



                                    1 YEAR ENDED          5 YEARS ENDED           10 YEARS ENDED
                                      1/31/2003               1/31/2003                1/31/2003
INVESTOR SHARES             (or since inception)   (or since inception)     (or since inception)
---------------           ----------------------   --------------------      -------------------
VANGUARD SHORT-TERM TREASURY FUND
 Return Before Taxes                       x.xx%                 x.xx%                 x.xx%
 Return After Taxes on                     x.xx                  x.xx                  x.xx
  Distributions Return After Taxes on
 Distributions and Sale of Fund Shares     x.xx                  x.xx                  x.xx
VANGUARD SHORT-TERM FEDERAL FUND
 Return Before Taxes                       x.xx%                 x.xx%                 x.xx%
 Return After Taxes on                     x.xx                  x.xx                  x.xx
  Distributions Return After Taxes on
 Distributions and Sale of Fund Shares     x.xx                  x.xx                  x.xx
VANGUARD SHORT-TERM CORPORATE FUND
 Return Before Taxes                       x.xx%                 x.xx%                 x.xx%
 Return After Taxes on                     x.xx                  x.xx                  x.xx
  Distributions Return After Taxes on
 Distributions and Sale of Fund Shares     x.xx                  x.xx                  x.xx
VANGUARD INTERMEDIATE-TERM TREASURY FUND
 Return Before Taxes                       x.xx%                 x.xx%                 x.xx%
 Return After Taxes on                     x.xx                  x.xx                  x.xx
  Distributions Return After Taxes on
 Distributions and Sale of Fund Shares     x.xx                  x.xx                  x.xx
VANGUARD INTERMEDIATE-TERM CORPORATE FUND
(Inception November 1, 1993)
 Return Before Taxes                       x.xx%                 x.xx%                 x.xx%
 Return After Taxes on                     x.xx                  x.xx                  x.xx
  Distributions Return After Taxes on
 Distributions and Sale of Fund Shares     x.xx                  x.xx                  x.xx
VANGUARD GNMA FUND
Return Before Taxes                        x.xx%                 x.xx%                 x.xx%
Return After Taxes on                      x.xx                  x.xx                  x.xx
 Distributions Return After Taxes on
Distributions and Sale of Fund Shares      x.xx                  x.xx                  x.xx

                                    1 YEAR ENDED          5 YEARS ENDED           10 YEARS ENDED
                                      1/31/2003               1/31/2003                1/31/2003
INVESTOR SHARES             (or since inception)   (or since inception)     (or since inception)
---------------           ----------------------   --------------------      -------------------
VANGUARD LONG-TERM TREASURY FUND
 Return Before Taxes                       x.xx%                 x.xx%                 x.xx%
Return After Taxes on                      x.xx                  x.xx                  x.xx
 Distributions Return After Taxes on
Distributions and Sale of Fund Shares      x.xx                  x.xx                  x.xx
VANGUARD LONG-TERM CORPORATE FUND
 Return Before Taxes                       x.xx%                 x.xx%                 x.xx%
Return After Taxes on                      x.xx                  x.xx                  x.xx
 Distributions Return After Taxes on
Distributions and Sale of Fund Shares      x.xx                  x.xx                  x.xx
VANGUARD HIGH-YIELD CORPORATE FUND
 Return Before Taxes                       x.xx%                 x.xx%                 x.xx%
Return After Taxes on                      x.xx                  x.xx                  x.xx
 Distributions Return After Taxes on
Distributions and Sale of Fund Shares      x.xx                  x.xx                  x.xx
VANGUARD INFLATION PROTECTED SECURITIES FUND
(Inception June 29, 2000)
 Return Before Taxes                       x.xx%                 x.xx%                 x.xx%
Return After Taxes on                      x.xx                  x.xx                  x.xx
 Distributions Return After Taxes on
Distributions and Sale of Fund Shares      x.xx                  x.xx                  x.xx

                                   1 YEAR ENDED          5 YEARS ENDED

                                        1/31/2003               1/31/2003
ADMIRAL SHARES               (or since inception)    (or since inception)
--------------             ---------------------     --------------------
VANGUARD SHORT-TERM TREASURY FUND
(Inception February 13, 2001)
 Return Before Taxes                       x.xx%                 x.xx%
VANGUARD SHORT-TERM FEDERAL FUND
(Inception February 12, 2001)
 Return Before Taxes                       x.xx%                 x.xx%
VANGUARD SHORT-TERM CORPORATE FUND
(Inception February 12, 2001)
 Return Before Taxes                       x.xx%                 x.xx%
VANGUARD INTERMEDIATE-TERM TREASURY FUND
(Inception February 12, 2001)
 Return Before Taxes                       x.xx%                 x.xx%
VANGUARD INTERMEDIATE-TERM CORPORATE FUND
(Inception February 12, 2001)
 Return Before Taxes                       x.xx%                 x.xx%
VANGUARD GNMA FUND
(Inception February 12, 2001)
 Return Before Taxes                       x.xx%                 x.xx%
VANGUARD LONG-TERM TREASURY FUND
(Inception February 12, 2001)
 Return Before Taxes                       x.xx%                 x.xx%
VANGUARD LONG-TERM CORPORATE FUND
(Inception February 12, 2001)
 Return Before Taxes                       x.xx%                 x.xx%
VANGUARD HIGH-YIELD CORPORATE FUND
(Inception November 12, 2001)
Return Before Taxes                       x.xx%                 x.xx%

                                    1 YEAR ENDED          5 YEARS ENDED
                                      1/31/2003               1/31/2003                SINCE
INVESTOR SHARES             (or since inception)   (or since inception)            INCEPTION
---------------           ----------------------   --------------------      -------------------
VANGUARD SHORT-TERM CORPORATE FUND
(Inception September 30, 1997)
 Return Before Taxes                       X.XX%                 X.XX%                 X.XX%



AVERAGE ANNUAL TOTAL RETURN (BEFORE TAXES)


Average annual total return (before taxes) is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                              T = (ERV/P)/1/N/ - 1

  Where:

          T =average annual total return
          P =a hypothetical initial investment of $1,000 n =number of years
        ERV =ending redeemable value of a hypothetical $1,000 investment (made at the beginning of the 1-, 5-, or 10-year periods) at the end of the 1-, 5-, and 10-year periods (or fractional portion thereof)

Instructions:

1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period. Adjustments may be made for subsequent recharacterizations of distributions.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.


AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)


     We calculate a fund's average annual total return (after taxes on distributions) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                            T = (ATV\\D\\/P)/1/N/ - 1

  Where:

          T =average annual total return (after taxes on distributions)
          P =a hypothetical initial investment of $1,000 n =number of years
       ATVD =ending value of a hypothetical $1,000 investment (made at the beginning of the 1-, 5-, or 10-year periods) at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption

Instructions:


1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund--less the taxes due on such distributions--are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus. Assume that the redemption has no tax consequences.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)

We calculate a fund's average annual total return (after taxes on distributions and redemption) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formula:

                           T = (ATV\\DR\\/P)/1/N/ - 1

  Where:

          T =average annual total return (after taxes on
             distributions and redemption)
          P =a hypothetical initial investment of $1,000 n =number of years
  ATV\\DR\\ =ending value of a hypothetical $1,000 investment
             (made at the beginning of the 1-, 5-, or 10-year periods) at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions and redemption

Instructions:

1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund--less the taxes due on such distributions--are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10 year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

6. Determine the ending value by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.


     (a) Calculate the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges as specified by Instruction 5).
     (b) The fund should separately track the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, include the distribution net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis should be adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law.
     (c) The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption should be separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The fund should not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character should be determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.
     (d) Calculate the capital gains taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law should be used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (e.g., short-term or long-term) of any resulting gains or losses. Assume that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

CUMULATIVE TOTAL RETURN
Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of each Funds shares and assume that all dividends and capital gains distributions during the period were reinvested in each Funds shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                C = (ERV/P) - 1

  Where:

        C   =cumulative total return
        P   =a hypothetical initial investment of $1,000
        ERV =ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period

                              FINANCIAL STATEMENTS


The Fund's Financial Statements as of and for the fiscal year ended January 31, 2003, appearing in the Fund's 2003 Annual report to Shareholders, and the report thereon of PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of each Fund's performance, please see the Funds' Annual report to Shareholders, which may be obtained without charge.

                               COMPARATIVE INDEXES


Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member funds of The Vanguard Group of Investment Companies.
     Each of the investment company members of The Vanguard Group uses one or more of the following unmanaged indexes for comparative performance purposes.


     ASSET ALLOCATION COMPOSITE INDEX--Made up of two unmanaged benchmarks, weighted 65% Standard & Poor's 500 Index and 35% Lehman Brothers Long Treasury Index.

     AVERAGE  1-2  YEAR  MUNICIPAL   FUND--An  industry   benchmark  of  average
adjustable  short  municipal  funds  with  similar  investment   objectives  and
policies, as measured by Lipper Inc.

     AVERAGE 1-5 YEAR GOVERNMENT FUND--An industry benchmark that includes funds with U.S. Treasury and agency obligations with similar investment objectives and policies and maturities of 1 to 5 years, as measured by Lipper Inc.

     AVERAGE 1-5 YEAR INVESTMENT-GRADE FUND--An industry benchmark of average 1-5 year investment-grade funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE 1-5 YEAR MUNICIPAL FUND--An industry benchmark that includes funds with investment-grade tax-exempt bonds that are issued by state and local governments with similar investment objectives and policies and have maturities of 1 to 5 years, as measured by Lipper Inc.

     AVERAGE ADJUSTED SHORT MUNICIPAL DEBT FUND--An industry benchmark of average adjustable short municipal funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE BALANCED FUND--An industry benchmark of average balanced funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE CALIFORNIA INTERMEDIATE MUNICIPAL DEBT FUND--An industry benchmark that includes intermediate-term California municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE CALIFORNIA INSURED MUNICIPAL DEBT FUND--An industry benchmark of average California municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE CALIFORNIA TAX-EXEMPT MONEY MARKET FUND--An industry benchmark of average California tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE CONVERTIBLE SECURITIES FUND--An industry benchmark of funds with convertible securities rated B or better by Standard & Poor's, with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE CORPORATE A-RATED FUND--An industry benchmark of average corporate A-rated funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE EMERGING MARKETS FUND--An industry benchmark of average emerging markets funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE EQUITY INCOME FUND--An industry benchmark of average equity income funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE EUROPEAN REGION FUND---An industry benchmark of average European region funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE FLORIDA INSURED MUNICIPAL DEBT FUND--An industry benchmark of average Florida municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE FLEXIBLE FUND--An industry benchmark of average flexible funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE GENERAL GOVERNMENT FUND--An industry benchmark of average general government funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE GENERAL MUNICIPAL FUND--An industry benchmark of average general municipal funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE GENERAL TREASURY FUND--An industry benchmark of average general treasury funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE GLOBAL FUND---An industry benchmark of average global funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE GNMA FUND--An industry benchmark that includes funds of mortgage-backed pass-through securities of the Government National Mortgage Association, with similar investment objectives and policies; these securities are based on pools of 15- and 30-year fixed-rate home mortgages, as measured by Lipper Inc.

     AVERAGE GOLD-ORIENTED FUND--An industry benchmark of funds that track the performance of companies around the world, with similar investment objectives and policies, that are engaged in the mining, processing, or marketing of gold, other precious metals, and rare minerals, as measured by Lipper Inc.

     AVERAGE GOVERNMENT MONEY MARKET FUND--An industry benchmark of average government money market funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE HEALTH/BIOTECHNOLOGY FUND--An industry benchmark of funds that track the stocks of the health care companies within the S&P 500 Index, as measured by Lipper Inc.

     AVERAGE HIGH-CURRENT-YIELD FUND--An industry benchmark of average high current yield funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE HIGH YIELD MUNICIPAL FUND--An industry benchmark of average high-yield municipal funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE INCOME FUND--An industry benchmark of average income funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE  INSTITUTIONAL  MONEY MARKET FUND--An industry benchmark of average
institutional  money  market  funds  with  similar  investment   objectives  and
policies, as measured by Lipper Inc.

     AVERAGE INSURED MUNICIPAL FUND--An industry benchmark of average insured municipal funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE INTERMEDIATE GOVERNMENT FUND--An industry benchmark of average intermediate government funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE  INTERMEDIATE   INVESTMENT-GRADE  FUND--An  industry  benchmark  of
average intermediate investment-grade funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE INTERMEDIATE MUNICIPAL FUND--An industry benchmark of average intermediate municipal funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE INTERMEDIATE TREASURY FUND--An industry benchmark of average intermediate treasury funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE INTERNATIONAL FUND--An industry benchmark of average international funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE JAPAN/PACIFIC REGION FUND--An industry benchmark of average pacific region funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE LARGE-CAP CORE FUND--An industry benchmark of average large-cap core funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE LARGE-CAP GROWTH FUND--An industry benchmark of average large-cap growth funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE LARGE-CAP VALUE FUND--An industry benchmark of average large-cap value funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE MASSACHUSETTS MUNICIPAL DEBT FUND--An industry benchmark of average Massachusetts municipal debt funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE MID-CAP CORE FUND--An industry benchmark of average mid-cap core funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE MID-CAP VALUE FUND--An industry benchmark of average mid-cap value funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE MONEY MARKET FUND--An industry benchmark of average money market funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE MULTI-CAP CORE FUND--An industry benchmark of average multi-cap core funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE MULTI-CAP GROWTH FUND--An industry benchmark of average multi-cap growth funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE MULTI-CAP VALUE FUND--An industry benchmark of average multi-cap value funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE NATURAL RESOURCES FUND--An industry benchmark of average natural resources funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE NEW JERSEY MUNICIPAL DEBT FUND--An industry benchmark of average New Jersey municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE NEW JERSEY TAX-EXEMPT MONEY MARKET FUND--An industry benchmark of average New Jersey tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE NEW YORK INSURED MUNICIPAL DEBT FUND--An industry benchmark of average New York municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE NEW YORK  TAX-EXEMPT  MONEY MARKET FUND--An  industry  benchmark of
average  New  York  tax-exempt  money  market  funds  with  similar   investment
objectives and policies, as measured by Lipper Inc.

     AVERAGE OHIO MUNICIPAL DEBT FUND--An industry benchmark of average Ohio municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE OHIO TAX-EXEMPT MONEY MARKET FUND--An industry benchmark of average Ohio tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE PENNSYLVANIA MUNICIPAL DEBT FUND--An industry benchmark of average Pennsylvania municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND--An industry benchmark of average Pennsylvania tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE PACIFIC REGION FUND--An industry benchmark of average pacific region funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE REAL ESTATE FUND--An industry benchmark of average real estate funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE SHORT TREASURY FUND--An industry benchmark of average short treasury funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE SMALL-CAP CORE FUND--An industry benchmark of average small-cap core funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE SMALL-CAP GROWTH FUND--An industry benchmark of average small-cap growth funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE SMALL-CAP VALUE FUND--An industry benchmark of average small-cap value funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE TAX-EXEMPT MONEY MARKET FUND--An industry benchmark of average tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE U.S. TREASURY MONEY MARKET FUND--An industry benchmark of average U.S. treasury money market funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE UTILITY FUND--An industry benchmark of average utility funds with similar investment objectives and policies, as measured by Lipper Inc.

     BALANCED COMPOSITE INDEX--Made up of two unmanaged benchmarks, weighted 60% Wilshire 5000 Index and 40% Lehman Brothers Aggregate Bond Index.

     CALVERT   SOCIAL   INDEX--A   socially   screened   index  of  large-   and
mid-capitalization U.S. stocks that is provided by the Calvert Group of Bethesda, Maryland.

     CONSERVATIVE GROWTH COMPOSITE AVERAGE--A composite fund average weighted 40% average fixed income fund, 35% average general equity fund, 20% average money market fund, and 5% average international fund. Derived from data provided by Lipper Inc.

     CONSERVATIVE GROWTH COMPOSITE INDEX--Made up of four unmanaged benchmarks, weighted 40% Lehman Brothers Aggregate Bond Index, 35% Wilshire 5000 Index, 20% Salomon Smith Barney 3-Month Treasury Index, and 5% Morgan Stanley Capital International Europe Australasia Far East Index.

     CREDIT SUISSE FIRST BOSTON CONVERTIBLE SECURITIES INDEX--An industry benchmark that includes convertible securities rated B or better by Standard & Poor's.

     GROWTH  COMPOSITE  AVERAGE--A  composite fund average  weighted 65% average
general   equity  fund,   20%  average  fixed  income  fund,   and  15%  average
international fund. Derived from data provided by Lipper Inc.

     GROWTH COMPOSITE INDEX--Made up of three unmanaged benchmarks, weighted 65% Wilshire 5000 Index, 20% Lehman Brothers Aggregate Bond Index, and 15% Morgan Stanley Capital International Europe Australasia Far East Index.

     GROWTH FUND STOCK INDEX--Tracks the performance of the average common stock holdings of the 50 largest growth-oriented mutual funds.

     IMONEYNET MONEY FUND REPORT'S AVERAGE 100% TREASURY FUND--Contains weekly summary asset, yield, average maturity, and portfolio holdings data for the industry benchmark Money Fund Report Averages.

     INCOME COMPOSITE AVERAGE--A composite fund average weighted 60% averaged fixed income fund, 20% average general equity fund, and 20% average money market fund. Derived from data provided by Lipper Inc.

     INCOME COMPOSITE INDEX--Made up of three unmanaged benchmarks, weighted 60% Lehman Brothers Aggregate Bond Index, 20% Wilshire 5000 Index, and 20% Salomon Smith Barney 3-Month Treasury Index.

     LEHMAN BROTHERS 1-5 YEAR GOVERNMENT/CREDIT BOND INDEX--Includes U.S. Treasury and agency obligations, as well as investment-grade (rated Baa3 or above by Moody's) corporate and international dollar-denominated bonds, all having maturities of 1 to 5 years.

     LEHMAN BROTHERS 1-5 YEAR U.S. CREDIT INDEX--Includes investment-grade corporate and international dollar-denominated bonds (rated Baa3 or above by Moody's) with maturities of 1 to 5 years.

     LEHMAN BROTHERS 1-5 YEAR U.S. GOVERNMENT BOND INDEX--Includes U.S. Treasury and agency obligations with maturities of 1 to 5 years.

     LEHMAN BROTHERS 1-5 YEAR U.S. TREASURY BOND INDEX--Includes U.S. Treasury obligations with maturities of 1 to 5 years.

     LEHMAN BROTHERS 3 YEAR MUNICIPAL BOND INDEX--Includes investment-grade tax-exempt bonds (rated Baa or above by Moody's) that are issued by state and local governments and have maturities of 2 to 4 years.

     LEHMAN BROTHERS 5-10 YEAR GOVERNMENT/CREDIT BOND INDEX--Includes U.S. Treasury and agency obligations, as well as investment-grade corporate and international dollar-denominated bonds (rated Baa3 or above by Moody's), all having maturities of 5 to 10 years.

     LEHMAN BROTHERS 5-10 YEAR U.S. CREDIT INDEX--Includes investment-grade corporate and international dollar-denominated bonds (rated Baa3 or above by Moody's) with maturities of 5 to 10 years.

     LEHMAN BROTHERS 5-10 YEAR U.S. TREASURY BOND INDEX--Includes U.S. Treasury obligations with maturities of 5 to 10 years.

     LEHMAN BROTHERS 7 YEAR MUNICIPAL BOND INDEX--Includes investment-grade tax-exempt bonds (rated Baa or above by Moody's) that are issued by state and local governments and have maturities of 6 to 8 years.

     LEHMAN BROTHERS 10 YEAR MUNICIPAL BOND INDEX--Includes investment-grade tax-exempt bonds (rated Baa or above by Moody's) that are issued by state and local governments and have maturities of 8 to 12 years.

     LEHMAN BROTHERS AGGREGATE BOND INDEX--The broadest measure of the taxable U.S. bond market, including most Treasury, agency, corporate, mortgage-backed, asset-backed, and international dollar-denominated issues, all with investment-grade ratings (rated Baa3 or above by Moody's) and maturities of 1 year or more.

     LEHMAN BROTHERS CREDIT A OR BETTER BOND INDEX--Includes high-quality corporate and international dollar-denominated bonds (rated A or above by Moody's) with a broad range of maturities.

     LEHMAN BROTHERS GNMA BOND INDEX--Includes mortgage-backed pass-through securities of the Government National Mortgage Association; these securities are based on pools of 15- and 30-year fixed-rate home mortgages.

     LEHMAN BROTHERS HIGH YIELD BOND INDEX--Includes mainly corporate bonds with credit ratings at or below Ba1 (Moody's) or BB+ (Standard & Poor's); these issues are considered below-investment-grade.

     LEHMAN BROTHERS LONG CREDIT A OR BETTER BOND INDEX--Includes top-quality corporate and international dollar-denominated bonds (rated A or above by Moody's) with maturities of 10 years or more.

     LEHMAN BROTHERS LONG GOVERNMENT/CREDIT BOND INDEX--Includes U.S. Treasury and agency obligations, as well as investment-grade corporate bonds and international dollar-denominated bonds (rated Baa3 or above by Moody's), all having maturities of 10 years or more.

     LEHMAN BROTHERS LONG U.S. TREASURY BOND INDEX--Includes U.S. Treasury obligations with maturities of 10 years or more.

     LEHMAN  BROTHERS  MUNICIPAL  BOND  INDEX--Includes  most   investment-grade
tax-exempt bonds (rated Baa or above by Moody's) that are issued by state and local governments in the United States.

     LEHMAN  BROTHERS  U.S.  TREASURY   INFLATION  NOTES   INDEX--Includes   the
inflation-indexed securities within the Lehman Brothers Treasury Index, which represents U.S. Treasury obligations with maturities of more than 1 year.

     MODERATE GROWTH COMPOSITE AVERAGE--A composite fund average weighted 50% average general equity fund, 40% averaged fixed income fund, and 10% average international fund. Derived from data provided by Lipper Inc.

     MODERATE GROWTH COMPOSITE INDEX--Made up of three unmanaged benchmarks, weighted 50% Wilshire 5000 Index, 40% Lehman Brothers Aggregate Bond Index, and 10% Morgan Stanley Capital International Europe Australasia Far East Index.

     MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY WORLD INDEX FREE--Tracks stock markets in countries included in the MSCI EAFE Index plus the United States, Canada, and a number of emerging markets.

     MORGAN STANLEY CAPITAL INTERNATIONAL ALL COUNTRY WORLD INDEX FREE EX USA--Includes both developed markets (minus the United States) and emerging markets from around the globe. Tracking stock markets in 48 nations, it is a good representation of the overall international equity market.

     MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE INDEX--Free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

     MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE INDEX--Tracks stocks in more than 15 developed European markets.

     MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST INDEX (MSCI EAFE)--Tracks more than 1,000 stocks from more than 20 developed markets in Europe, Australia, Asia, and the Pacific region.

     MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST GROWTH INDEX--Measures the performance of those stocks within the MSCI EAFE Index that have higher price/book ratios.

     MORGAN STANLEY CAPITAL INTERNATIONAL PACIFIC INDEX--Tracks stocks from developed Pacific Rim markets.

     MORGAN STANLEY REAL ESTATE INVESTMENT TRUST (REIT) INDEX--Tracks more than 1,000 real estate investment trusts that meet size and liquidity criteria specified by Morgan Stanley.

     RUSSELL 1000 INDEX--Measures the performance of the 1,000 largest companies in the Russell 3000 Index.

     RUSSELL 1000 GROWTH INDEX--Measures the performance of those Russell 1000 Index companies with higher price/ book ratios and higher predicted growth rates.

     RUSSELL 1000 VALUE INDEX--Measures the performance of those Russell 1000 Index companies with lower price/book ratios and lower predicted growth rates.

     RUSSELL  2500   INDEX--Measures  the  performance  of  the  2,500  smallest companies in the Russell 3000 Index.

     RUSSELL 2500 GROWTH INDEX--Measures the performance of those Russell 2500 Index companies with higher price/ book ratios and higher predicted growth rates.

     RUSSELL  2000   INDEX--Measures  the  performance  of  the  2,000  smallest companies in the Russell 3000 Index.

     RUSSELL 2000 GROWTH INDEX--Measures the performance of those Russell 2000 Index companies with higher price/ book ratios and higher predicted growth rates.

     RUSSELL 2800 INDEX--Consists of the Russell 3000 Index (the 3,000 largest U.S. stocks) minus the largest 200.

     RUSSELL 3000 GROWTH INDEX--Measures the performance of those Russell 3000 Index companies with higher price/ book ratios and higher predicted growth rates.

     RUSSELL 3000 INDEX--Measures the performance of the 3,000 largest U.S. companies.

     RUSSELL 3000 VALUE INDEX--Measures the performance of those Russell 3000 Index companies with lower price/ book ratios and lower predicted growth rates.

     RUSSELL MIDCAP GROWTH INDEX--Measures the performance of those Russell Midcap Index companies with higher price/book ratios and higher predicted growth rates.

     RUSSELL  MIDCAP   INDEX--Measures  the  performance  of  the  800  smallest
companies in the Russell 1000 Index.

     RUSSELL MIDCAP VALUE INDEX--Measures the performance of those Russell Midcap Index companies with lower price/book ratios and lower predicted growth rates.

     SALOMON  SMITH  BARNEY  3-MONTH  U.S.   TREASURY  BILL   INDEX--Tracks  the
performance of short-term U.S. government debt instruments.

     SALOMON SMITH BARNEY BROAD MARKET INDEX--Tracks the performance of the U.S. broad market.

     SALOMON SMITH BARNEY EXTENDED MARKET EUROPE AND PACIFIC (EM EPAC) INDEX--Measures the performance of the smallest companies from the European and Pacific countries represented in the Salomon Smith Barney Broad Market Index. The EM EPAC Index represents the bottom 20% of the total market capital of each country.

     SALOMON SMITH BARNEY WORLD EQUITY GOLD INDEX--Tracks the performance of companies around the world that are engaged in the mining, processing, or marketing of gold, other precious metals, and rare minerals.

     SELECT EMERGING MARKETS FREE INDEX--This composite includes stocks that can be bought free of restrictions in 15 emerging markets of Europe, Asia, Africa, and Latin America (95%), and a cash component (5%) based on the Average Money Market Fund. This index is administered by MSCI exclusively for Vanguard.

     STANDARD & POOR'S (S&P) 500 INDEX--A widely used barometer of U.S. stock market performance; as a market-weighted index of leading companies in leading industries, it is dominated by large-capitalization companies.

     STANDARD & POOR'S 500/BARRA GROWTH INDEX--Includes those stocks of the S&P 500 Index that have higher price/ book ratios; these stocks generally offer lower-than-average dividend yields.

     STANDARD & POOR'S 500/BARRA VALUE INDEX--Includes those stocks of the S&P 500 Index that have lower price/book ratios; these stocks generally offer higher-than-average dividend yields.

     STANDARD  &  POOR'S   ENERGY  SECTOR   INDEX--Tracks   the  stocks  of  the
energy-related companies within the S&P 500 Index.

     STANDARD & POOR'S HEALTH SECTOR INDEX--Tracks the stocks of the health care companies within the S&P 500 Index.

     STANDARD & POOR'S INTEGRATED TELECOMMUNICATION SERVICES INDEX--Includes the Telecommunications Services industry group (Alternative Carriers and Integrated Telecommunication Equipment) and Wireless Telecommunications Services.

     STANDARD & POOR'S MIDCAP 400/BARRA GROWTH INDEX--Includes those stocks of the S&P MidCap 400 Index that have above average price/earnings and price/book ratios.

     STANDARD & POOR'S MIDCAP 400 INDEX--Includes stocks of 400 medium-sized U.S. companies representing a spectrum of industries. On average, these stocks are smaller than those in the S&P 500 Index.

     STANDARD   &   POOR'S   SMALLCAP   600   INDEX--Includes   stocks   of  600
small-capitalization U.S. companies representing a spectrum of industries. On average, these stocks are smaller than those in the S&P MidCap 400 Index.

     STANDARD & POOR'S SMALLCAP 600/BARRA GROWTH INDEX--Includes those stocks of the S&P SmallCap 600 Index that have higher price/book ratios.

     STANDARD & POOR'S SMALLCAP 600/BARRA VALUE INDEX--Includes those stocks of the S&P SmallCap 600 Index that have lower price/book ratios.

     STANDARD  & POOR'S  UTILITIES  INDEX--Includes  the  following  industries:
Electric Utilities; Gas Utilities; Multi-Utilities, and Water Utilities.

     STAR COMPOSITE AVERAGE--An industry benchmark average similarly weighted using the average general equity fund, average fixed income fund, and average money market fund, as measured by Lipper Inc.

     STAR COMPOSITE INDEX--Made up of three unmanaged benchmarks, weighted 62.5% Wilshire 5000 Index, 25% Lehman Brothers Aggregate Bond Index, and 12.5% Salomon Smith Barney 3-Month Treasury Index.

     TARGET REIT COMPOSITE--Consists of the Morgan Stanley REIT Index adjusted to include a 2% cash position (Lipper Money Market Average).

     TAX-MANAGED BALANCED COMPOSITE INDEX--Made up of two unmanaged benchmarks, weighted 50% Russell 1000 Index and 50% Lehman Brothers 7 Year Municipal Bond Index.

     TOTAL INTERNATIONAL COMPOSITE INDEX--Consists of the MSCI Europe Index plus the MSCI Pacific Index, and the Select Emerging Markets Free Index.

     UTILITIES COMPOSITE INDEX--Made up of two unmanaged benchmarks, weighted 75% S&P Utilities Index and 25% S&P Integrated Telecommunication Services Index.

     WELLESLEY COMPOSITE INDEX--Made up of four unmanaged benchmarks, weighted 65% Lehman Brothers Credit A or Better Index, 26% S&P 500/Barra Value Index, 4.5% S&P Utilities Index, and 4.5% S&P Integrated Telecommunication Services Index.

     WELLINGTON COMPOSITE INDEX--Made up of two unmanaged benchmarks, weighted 65% S&P 500 Index and 35% Lehman Brothers Credit A or Better Index.

     WILSHIRE 4500 COMPLETION INDEX--Measures the performance of virtually all U.S. mid- and small-capitalization stocks. The index is constructed by removing the S&P 500 Index stocks from the Wilshire 5000 Index.

     WILSHIRE 5000 TOTAL MARKET INDEX--The broadest measure of the U.S. stock market; tracks all stocks publicly traded in the United States for which daily pricing is available.


                                OTHER DEFINITIONS


Marketing literature for the Funds of Vanguard Fixed Income Securities Funds may from time to time refer to or discuss a Fund's duration. Duration is the weighted average life of a Fund's debt instruments measured on a present-value basis; it is generally superior to weighted average maturity as a measure of a Fund's potential volatility due to changes in interest rates.
     Unlike a Fund's average weighted maturity, which takes into account only the stated maturity date of the Fund's debt instruments, duration represents a weighted average of both interest and principal payments, discounted by the current yield-to-maturity of the securities held. For example, a four-year, zero-coupon bond, which pays interest only upon maturity (along with principal), has both a maturity and duration of four years. However, a four-year bond priced at par with an 8% coupon has a maturity of four years but a duration of 3.6 years (at an 8% yield), reflecting the bond's earlier payment of interest.
     In general, a bond with a longer duration will fluctuate more in price than a bond with a shorter duration. Also, for small changes in interest rates, duration serves to approximate the resulting change in a bond's price. For example, a 1% change in interest rates will cause roughly a 4% move in the price of a zero-coupon bond with a four-year duration, while an 8% coupon bond (with a 3.6 year duration) will change by approximately 3.6%.

               APPENDIX A--DESCRIPTION OF SECURITIES AND RATINGS


DESCRIPTION OF BOND RATINGS

The following are excerpts from Moody's Investors Service, Inc.'s description of its bond ratings:


     AAA--Judged to be the best quality. They carry the smallest degree of investment risk.
     AA--Judged to be of high quality by all standards. Together with the Aaa group they make up what are generally known as high grade bonds.
     A--Possess many favorable investment attributes and are to be considered as "upper medium grade obligations".
     BAA--Considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.
     BA--Judged to have speculative elements; their future cannot be considered as well assured.
     B--Generally lack characteristics of the desirable investment.
     CAA--Are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     CA--Speculative in a high degree; often in default.
     C--Lowest rated class of bonds; regarded as having extremely poor prospects of ever attaining any real investment standing.


     Moody's also supplies numerical indicators (1, 2, and 3) to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking toward the lower end of the category.

The following are excerpts from Standard & Poor's Corporation's description of its bond ratings:

     AAA--Highest grade obligations. The capacity to pay interest and repay principal is extremely strong.
     AA--Also qualify as high-grade obligations. They have a very strong capacity to pay interest and repay principal, and they differ from AAA issues only in small degree.
     A--Regarded as upper-medium-grade. They have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
     BBB--Regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest that qualifies for commercial bank investment.
     BB, B, CCC, CC--Predominately speculative with respect to the capacity to pay interest and repay principal in accordance with terms of the obligation. BB indicates the lowest degree of speculation and CC the highest.

     Standard & Poor's applies indicators "+", or "-", or no character, to its rating categories. The indicators show relative standing within the major rating categories.


DESCRIPTION OF GNMA MORTGAGE-BACKED CERTIFICATES

GNMA (Government National Mortgage Association) Certificates are mortgage-backed securities. The Certificates evidence part ownership of a pool of mortgage loans. The Certificates that the GNMA Portfolio will purchase are of the "modified pass-through" type. "Modified pass-through" certificates entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment.
     THE GNMA GUARANTEE. The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a group (or pool) of mortgages insured by FHA or FHMA, or guaranteed by VA. The

GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.
     THE LIFE OF GNMA CERTIFICATES. The average life of GNMA Certificates is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greatest part of principal invested well before the maturity of the mortgages in the pool. (Note: Due to the GNMA guarantee, foreclosures impose no risk to principal investment.) As prepayment rates of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA are normally used as an indicator of the expected average life of GNMA Certificates. These statistics indicate that the average life of single-family dwelling mortgages with 25-30 year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years. For this reason, it is standard practice to treat GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year.

     YIELD CHARACTERISTICS OF GNMA CERTIFICATES. The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates, but only by the amount of the fees paid to GNMA and the issuer. For the most common type of mortgage pool, containing single-family dwelling mortgages. GNMA receives an annual fee of 0.06 of 1% of the outstanding principal for providing its guarantee, and the issuer is paid an annual fee of 0.44 of 1% for assembling the mortgage pool and for passing through monthly payments of interest and principal to Certificate holders.


     The coupon rate by itself, however, does not indicate the yield that will be earned on the Certificates for the following reasons:

-    1. Certificates may be issued at a premium or discount, rather than at par.

- 2. After issuance, Certificates may trade in the secondary market at a premium or discount.

- 3. Interest is earned monthly, rather than semiannually as for traditional bonds. Monthly compounding has the effect of raising the effective yield earned on GNMA Certificates.

- 4. The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the Certificate. That is, if mortgagors pay off their mortgages early, the principal returned to Certificate holders may be reinvested at more or less favorable rates.

     In quoting yields for GNMA Certificates, the standard practice is to assume that the Certificates will have a 12-year life. Compared on this basis, GNMA Certificates have historically yielded roughly 0.25 of 1% more than high-grade corporate bonds and 0.50 of 1% more than U.S. Government and U.S. Government Agency bonds. As the life of individual pools may vary widely, however, the actual yield earned on any issue of GNMA Certificates may differ significantly from the yield estimated on the assumption of a 12-year life.

     MARKET FOR GNMA CERTIFICATES. Since the inception of the GNMA Mortgage-Backed Securities program in 1970, the amount of GNMA Certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make the GNMA Certificates a highly liquid instrument. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

     "WHEN ISSUED" SECURITIES. GNMA securities may be purchased and sold on a when-issued and delayed delivery basis. Delayed delivery or when-issued transactions arise when securities are purchased or sold by a fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the fund at the time of entering into the transaction. When a fund engages in when-issued and delayed delivery transactions, the fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by the fund until it receives payment or delivery from the other party to the transaction. A separate account of liquid assets equal to the value of such purchase commitments will be maintained until payment is made. To the extent a fund engages in when- issued or delayed delivery transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage.

U.S. GOVERNMENT SECURITIES


As used in the Funds' prospectuses, the term "U.S. Government securities" refers to a variety of securities that are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities that have been established or sponsored by the United States Government. The term also refers to "repurchase agreements" collateralized by such securities.
     U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.
     Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority.

     An instrumentality of the U.S. Government is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, Federal Land Banks, the Central Bank for Cooperatives, Federal Intermediate Credit Banks, and the Federal National Mortgage Association.

BANK OBLIGATIONS

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations of commercial banks. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. As a result of these adjustments, the interest rate on these obligations may be increased or decreased periodically. Frequently, dealers selling variable rate certificates of deposit to a fund will agree to repurchase such instruments, at the Fund's option, at par on or near the coupon dates. The dealers' obligations to repurchase these instruments are subject to conditions imposed by various dealers; such conditions typically are the continued credit standing of the issuer and the existence of reasonably orderly market conditions. A fund is also able to sell variable rate certificates of deposit in the secondary market. Variable rate certificates of deposit normally carry a higher interest rate than comparable fixed-rate certificates of deposit. A banker's acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in the secondary markets prior to maturity.

SHORT AND INTERMEDIATE TERM CORPORATE DEBT SECURITIES

Outstanding   non-convertible   corporate  debt  securities   (e.g.   bonds  and
debentures) which are rated Baa3 or better by Moody's or BBB- or better by Standard & Poor's are considered investment grade.

FOREIGN INVESTMENTS

The Short-Term Corporate, Intermediate-Term Corporate, High-Yield Corporate, and Long-Term Corporate Funds may invest in the securities (payable in U.S. dollars) of foreign issuers and in the securities of foreign branches of U.S. banks, such as negotiable certificates of deposit (Eurodollars). Because these Funds invest in such securities, investment in these Funds involves investment risks that are different in some respects from an investment in a fund that invests only in debt obligations of U.S. issuers. Such risks may include future political and economic developments, the possible imposition of withholding taxes on interest income payable on the securities held, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other restrictions by foreign governments which may adversely affect the payment of principal and interest on securities held by the Funds, difficulty in obtaining and enforcing court judgments abroad, the possibility of restrictions on investments in other jurisdictions, reduced levels of government regulation of securities markets in foreign countries, and difficulties in effecting the repatriation of capital invested abroad.

ZERO COUPON TREASURY BONDS

All Funds may invest in zero coupon Treasury bonds, a term used to describe U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons, or the coupons themselves, and also receipts or certificates representing interest in such stripped debt obligations and coupons. The timely payment of coupon interest and principal on these instruments remains guaranteed by the "full faith and credit" of the United States Government.
     A zero coupon bond does not pay interest. Instead, it is issued at a substantial discount to its "face value"--what it will be worth at maturity. The difference between a security's issue or purchase price and its face value represents the imputed interest an investor will earn if the security is held until maturity. For tax purposes, a portion of this imputed interest is deemed as income received by zero coupon bondholders each year. Each Fund, which expects to qualify as a regulated investment company, intends to pass along such interest as a component of the Fund's distributions of net investment income.
     Zero coupon bonds may offer investors the opportunity to earn higher yields than those available on U.S. Treasury bonds of similar maturity. However, zero coupon bond prices may also exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest is returned to the investor.


COLLATERALIZED MORTGAGE OBLIGATIONS

The Short-Term Federal, Short-Term Corporate, Intermediate-Term Corporate, and the Short-, Intermediate-, and Long-Term U.S. Treasury Funds may invest in collateralized mortgage obligations (CMOs). CMOs are bonds that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO deal are divided into groups, and each group of bonds is referred to as a "tranche". Under the CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under a CMO structure are retired sequentially as opposed to the pro rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The "fastest-pay" tranche of bonds, as specified in the prospectus for the issuance, would initially receive all principal payments. When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche, or group of bonds, is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate and long final maturities and expected average lives. The primary risks involved in any mortgage security, such as a CMO issuance, is its exposure to prepayment risk. To the extent a particular tranche is exposed to this risk, the bondholder is generally compensated in the form of higher yield. In order to provide security, in addition to the underlying collateral, many CMO issues also include minimum reinvestment rate and minimum sinking-fund guarantees. Typically, the Funds will invest in those CMOs that most appropriately reflect their average maturities and market risk profiles. Consequently, the Short-Term Funds invest only in CMOs with highly predictable short-term average maturities. Similarly, the Intermediate- and Long-Term Treasury Funds will invest in those CMOs that carry market risks consistent with intermediate- and long-term bonds.

REAL ESTATE

All Funds may invest in real estate investment conduits (REMICs), to the extent consistent with the Funds' respective maturity and credit quality standards. REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by FNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or FNMA, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest and also guarantees the payment of principal, as payments are required to be made on the underlying mortgage participation certificates. FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA.


INFLATION-INDEXED SECURITIES

All Funds may invest in inflation-indexed securities. The Inflation Protected Securities Fund will invest primarily in such securities. Unlike conventional bonds, which make regular fixed interest payments and repay the face value of the bonds at maturity, the principal and interest payments of inflation-indexed securities are adjusted over time to reflect inflation--a rise in the general price level. Inflation-indexed securities are designed to provide a "real rate of return"--a return after adjusting for the impact of inflation. The value of inflation-indexed securities should change in response to changes in real interest rates. Real interest rates will change based on changes in monetary policy and real economic growth, among other factors. Real interest rates are generally less volatile than nominal interest rates. This lower yield volatility results in the prices and returns of inflation-indexed bonds being generally less volatile than that of equal maturity nominal bonds. However, the relationship between real and nominal rates varies over time and is difficult to predict.

COMMERCIAL PAPER

Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs, is usually sold on a discount basis, and has a maturity at the time of issuance not exceeding nine months. Commercial paper rated A-1 by Standard & Poor's has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements;
(2) long-term senior debt is rated "A" or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is A-1, A-2, or A-3. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and the appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

     Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangement between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Because variable amount master demand notes are direct lending arrangements between a lender and a borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with a Fund's investment in variable amount master demand notes, Vanguard's investment management staff will monitor, on an ongoing basis, the earning power, cash flow and other liquidity ratios of the issuer, and the borrower's ability to pay principal and interest on demand.

                                                                   SAI028 052003

                                     PART C

                     VANGUARD FIXED INCOME SECURITIES FUNDS
                               OTHER INFORMATION


ITEM 23. EXHIBITS
(a) Declaration of Trust, filed on August 30, 2002, Post-Effective Amendment No. 58, is hereby incorporated by reference.
(b) By-Laws, filed on May 29, 1998, Post-Effective Amendment No. 47, are hereby incorporated by reference.
(c) Reference is made to Articles III and V of the Registrant's Declaration of Trust
(d) Investment Advisory Contracts, for Wellington Management Company, LLP, is filed herewith.
(e)  Not applicable
(f) Reference is made to the section entitled "Management of the Funds" in the Registrant's Statement of Additional Information
(g) Custodian Agreements, filed herewith for Bank of New York; filed on August 30, 2002, Post-Effective Amendment No. 58, for JP Morgan Chase Bank; is hereby incorporated by reference.
(h)  Amended and Restated Funds' Service Agreement, is filed herewith.
(i)  Not Applicable
(j)  Consent of Independent Accountants, to be filed by amendment.
(k)  Not Applicable
(l)  Not Applicable
(m)  Not Applicable
(n) Rule 18f-3 Plan, filed on May 7, 2002, Post-Effective Amendment No. 57, is hereby incorporated by reference.
(o)  Not Applicable
(p) Code of Ethics, filed on May 7, 2002, Post-Effective Amendment No. 57, for The Vanguard Group, Inc., is hereby incorporated by reference.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Registrant is not controlled by or under common control with any person.

ITEM 25. INDEMNIFICATION
The Registrant's organizational documents contain provisions indemnifying trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a trustee or officer. However, this provision does not cover any liability to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the trustee's or officer's office with the Registrant.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
Wellington Management Company, LLP, (Wellington Management) 75 State Street, Boston, Massachusetts 02109, is a Massachusetts limited liability partnership, of which the following are managing partners: Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan.

Wellington Management is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the Advisers Act). The list required by this
Item 26 of officers and partners of Wellington Management, together with any information as to any business profession, vocation, or employment of a substantial nature engaged in by such officers and partners during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Wellington Management pursuant to the Advisers Act (SEC File No. 801-15908).

ITEM 27. PRINCIPAL UNDERWRITERS
Not Applicable


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS
The books, accounts, and other documents required to be maintained by Section 31
(a) of the Investment Company Act and the rules promulgated thereunder will be maintained at the offices of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., Valley Forge, Pennsylvania 19482; and the Registrant's Custodians, The Bank of New York, One Wall Street, New York, NY 10286, and JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070.


ITEM 29. MANAGEMENT SERVICES
Other than as set forth under the description of The Vanguard Group in Part B of
this   Registration   Statement,   the   Registrant   is  not  a  party  to  any
management-related service contract.

ITEM 30. UNDERTAKINGS
Not Applicable

                                   SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 20th day of March, 2003.

                                       VANGUARD FIXED INCOME SECURITIES FUNDS

                                   BY: __________________/S/____________________

                                                   (HEIDI STAM)
                                                 JOHN J. BRENNAN*
                                       CHAIRMAN AND CHIEF EXECUTIVE OFFICER

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

--------------------------------------------------------------------------------
SIGNATURE                      TITLE                              DATE
--------------------------------------------------------------------------------
By:/S/ JOHN J. BRENNAN         President, Chairman, Chief         March 20, 2003
   --------------------------- Executive Officer, and Trustee
       (Heidi Stam)
      John J. Brennan*

By:/S/ CHARLES D ELLIS         Trustee                            March 20, 2003
   ---------------------------
       (Heidi Stam)
     Charles D. Ellis*

By:/S/ JOANN HEFFERNAN HEISEN  Trustee                            March 20, 2003
   ---------------------------
       (Heidi Stam)
     JoAnn Heffernan Heisen*

By:/S/ RAJIV L. GUPTA          Trustee                            March 20, 2003
   ---------------------------
       (Heidi Stam)
     JoAnn Heffernan Heisen*

By:/S/ BURTON G. MALKIEL       Trustee                            March 20, 2003
   ---------------------------
       (Heidi Stam)
       Burton G. Malkiel*

By:/S/ ALFRED M. RANKIN, JR.   Trustee                            March 20, 2003
   ---------------------------
       (Heidi Stam)
     Alfred M. Rankin, Jr.*

By:/S/ J. LAWRENCE WILSON      Trustee                            March 20, 2003
   ---------------------------
       (Heidi Stam)
     J. Lawrence Wilson*

By:/S/ THOMAS J. HIGGINS       Treasurer and Principal            March 20, 2003
   --------------------------- Financial Officer and Principal
       (Heidi Stam)            Accounting Officer
      Thomas J. Higgins*
================================================================================
*By Power of Attorney. For Charles D. Ellis, see File Number 33-19446, filed on January 31, 2003; for all other trustees and officers, see File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.

                                  EXHIBIT INDEX


INVESTMENT ADVISORY CONTRACT--WELLINGTON MANAGEMENT COMPANY. .. . . . . EX-99.BD

CUSTODIAN AGREEMENT--BANK OF NEW YORK. . . . . . . . . . . . . . . . . .EX-99.BG

AMENDED AND RESTATED FUNDS' SERVICE AGREEMENT. . . . . . . . . . . . . .EX-99.BH